Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
Registration File No.: 33-65632

PROSPECTUS

March 1, 2008, as revised November 24, 2008
(incorporating supplements dated July 28, 2008, September 10, 2008,
October 14, 2008, and October 24, 2008)

Equity Funds

SCHRODER EMERGING MARKET EQUITY FUND
SCHRODER INTERNATIONAL ALPHA FUND
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
SCHRODER NORTH AMERICAN EQUITY FUND
SCHRODER U.S. OPPORTUNITIES FUND*
SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND

Taxable Fixed Income Fund

SCHRODER TOTAL RETURN FIXED INCOME FUND

Investor Shares

* Closed to new investors, subject to certain exceptions described in this Prospectus.

This Prospectus describes seven mutual funds (each, a “Fund” and collectively, the “Funds”) offered by Schroder Capital Funds (Delaware), Schroder Series Trust, or Schroder Global Series Trust (each, a “Trust” and collectively, the “Trusts”). Each Fund is a series of one of the Trusts.

Schroder Emerging Market Equity Fund seeks capital appreciation through investment principally in equity securities of companies in emerging market countries in regions such as Asia, Latin America, Eastern Europe, the Middle East, and Africa.

Schroder International Alpha Fund seeks long-term capital appreciation through investment in securities markets outside the United States.

Schroder International Diversified Value Fund seeks long-term capital appreciation by investing principally in a portfolio of equity securities of companies located outside the United States that the Fund’s investment sub-adviser considers to offer attractive valuations.

Schroder North American Equity Fund seeks capital growth by investing primarily in equity securities of companies in the United States.

Schroder U.S. Opportunities Fund seeks capital appreciation by investing primarily in equity securities of companies in the United States with market capitalizations of $3 billion or less.

Schroder U.S. Small and Mid Cap Opportunities Fund seeks capital appreciation by investing primarily in equity securities of small and mid cap companies in the United States.

Schroder Total Return Fixed Income Fund seeks a high level of total return by investing in a portfolio of fixed income obligations. The Fund intends to maintain a dollar-weighted average portfolio duration of three to six years.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully. You can call the Schroder Mutual Funds at (800) 464-3108 to find out more about these Funds and other funds in the Schroder family of funds. From outside the United States, please call (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

SCHRODER CAPITAL FUNDS (DELAWARE)
SCHRODER SERIES TRUST
SCHRODER GLOBAL SERIES TRUST

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SUMMARY INFORMATION

SCHRODER EMERGING MARKET EQUITY FUND

Investment Objective. To seek capital appreciation.

Principal Investment Strategies. The Fund normally invests at least 80% of its net assets in equity securities of companies the Fund’s sub-adviser considers to be “emerging market” issuers. (This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least 60 days’ prior written notice to shareholders.) The Fund may use derivatives for purposes of complying with this policy. The Fund may invest the remainder of its assets in securities of issuers located anywhere in the world. The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, warrants to purchase common and preferred stocks, and index-linked warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or other similar securities representing ownership of foreign securities (collectively, “Depositary Receipts”). The Fund may also invest in securities of closed-end investment companies and exchange-traded funds (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges) (“ETFs”), including securities of emerging market issuers. An investment in a domestic closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of emerging market issuers, and has “emerging market” or the equivalent in its name, or foreign funds with similar investment policies, will be treated as an investment in equity securities of emerging market issuers for purposes of determining if the Fund has invested at least 80% of its net assets in such securities.

The Fund invests in equity securities of issuers domiciled or doing business in “emerging market” countries in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund’s sub-adviser currently considers “emerging market” issuers to be issuers domiciled in or deriving a substantial portion of their revenues from countries not included at the time of investment in the Morgan Stanley Capital World Index. Countries currently in this Index include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong SAR, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund’s sub-adviser may at times determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund’s investments. The Fund’s sub-adviser has determined that Chinese companies listed in Hong Kong will be considered emerging market issuers for this purpose. There is no limit on the amount of the Fund’s assets that may be invested in securities of issuers domiciled in any one emerging market country, although the Fund will typically seek to allocate its investments among a number of different emerging market countries.

The Fund invests in issuers and countries that its sub-adviser believes offer the potential for capital growth. In identifying investments for the Fund, the Fund’s sub-adviser considers a variety of factors, including the issuer’s likelihood of above average earnings growth, the securities’ attractive relative valuation, and whether the issuer enjoys proprietary advantages. The Fund may invest in securities of companies of any size, including companies with large, medium, and small market capitalizations, including micro-cap companies. The Fund may also purchase securities issued in initial public offerings. In addition, the Fund’s sub-adviser considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when the Fund’s sub-adviser believes they are fully priced or to take advantage of other investments the Fund’s sub-adviser considers more attractive.

The Fund may purchase or sell structured notes, or enter into swap transactions, for hedging or as an alternative to purchasing or selling securities. The Fund’s sub-adviser may hedge some of the Fund’s foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so. The Fund may also purchase or sell futures on indices, including country specific or overall emerging market indices. The Fund may use derivatives to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds.

Principal Risks.

–	It is possible to lose money on an investment in the Fund.

–	Emerging Markets Securities Risk. The Fund may invest in “emerging market” countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country’s dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries’ economies, currencies, and securities markets. Also, emerging market issuers are often smaller and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller capitalization companies described below under “Small and Mid Cap Companies Risk.”

–	Foreign Investment Risk. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. Investments in foreign countries may also be subject to foreign withholding taxes.

–	Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

–	Geographic Focus Risk. To the extent the Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

–	Small and Mid Cap Companies Risk. Many companies located in emerging markets have smaller market capitalizations than those of comparable companies located in developed markets. Small companies tend to be more vulnerable to adverse developments than larger companies. The Fund may invest in micro-cap companies, which tend to be particularly sensitive to the risks associated with small companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers’ earnings potential or assets.

–	Equity Securities Risk. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

–	Convertible Securities Risk. The Fund may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities.

–	Warrants Risk. The Fund may invest in warrants to purchase equity securities and index-linked warrants. The price, performance and liquidity of such warrants are typically linked to the underlying stock or index, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for these warrants.

–	Investments In Pooled Vehicles Risk. The Fund may invest in shares of closed-end investment companies (including single country funds) and ETFs. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

–	Depositary Receipts Risk. The Fund may invest in sponsored or unsponsored Depositary Receipts. Investments in non-U.S. issuers through Depositary Receipts and similar instruments may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies.

–	Equity Markets Risk. The values of equity securities fluctuate in response to issuer, political, market, and economic developments. Equity prices can fluctuate dramatically over short time periods in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large capitalization stocks can react differently from small capitalization stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

–	Initial Public Offerings (IPOs) Risk. The Fund may purchase securities of companies in initial public offerings of their securities, either in the initial offering itself or shortly after the initial offering. Such investments are subject generally to the risks described above under “Small and Mid Cap Companies Risk.” Such securities have no trading history, and information about such companies may be available for very limited periods. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs or invest to the extent desired. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. The prices of securities sold in initial public offerings can be highly volatile.

–	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when the Fund invests in a derivative instrument it could lose more than the principal amount invested.

–	Liquidity Risk. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times. Illiquid securities may be highly volatile and difficult to value.

–	Management Risk. Because the Fund is actively managed, its investment return depends on the ability of its sub-adviser to manage its portfolio successfully. The Fund’s sub-adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. There is a risk that the Fund’s sub-adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

Performance Information.

Below is a bar chart that shows the investment returns of the Fund’s Investor Shares for each full calendar year since the Fund commenced operations. The table following the bar chart shows how the Fund’s annual return for the last year and average annual return for the life of the Fund compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.

During the period shown above, the highest quarterly return was 15.60% for the quarter ended September 30, 2007, and the lowest was 1.96% for the quarter ended March 31, 2007.

Average Annual Total Returns		Life of Fund (Since
(For the period ended December 31, 2007)	One Year	March 31, 2006)

Return Before Taxes	39.84%	33.21%
Return After Taxes on Distributions(1)	34.78%	30.32%
Return After Taxes on Distributions and Sale of Fund Shares(1)	27.08%	27.20%
Morgan Stanley Capital Institutional Emerging Markets Index (reflects no deduction for fees, expenses or taxes)(2)	39.38%	32.88%

(1)  After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)  The Morgan Stanley Capital International Emerging Markets Index is an unmanaged market-capitalization index of companies representative of the market structure of emerging countries in Europe, the Middle East, Africa, Latin America and Asia.

Past performance (before and after taxes) is not necessarily an indication of future performance. It is possible to lose money on an investment in a Fund.

SCHRODER INTERNATIONAL ALPHA FUND

Investment Objective. Long-term capital appreciation through investment in securities markets outside the United States.

Principal Investment Strategies. The Schroder International Alpha Fund (formerly, Schroder International Fund) will invest principally in securities of companies located outside of the United States, and normally invests at least 65% of its total assets in equity securities of companies the Fund’s adviser considers to be located outside of the United States. The Fund will invest in a variety of countries throughout the world. The Fund may, from time to time, invest more than 25% of its net assets in any one country or group of countries. The Fund will consider an issuer located in a country if it is organized under the laws of that country and is principally traded in that country, or is domiciled and has its principal place of business located in that country and is principally traded in that country, or if the Fund’s sub-adviser determines that the issuer has more than 50% of its assets in or derives more than 50% of its revenues from that country. The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

The Fund normally invests a substantial portion of its assets in countries included in the Morgan Stanley Capital International EAFE Index, which is a market-weighted index of companies representative of the market structure of certain developed market countries in Europe, Australia, Asia, and the Far East. The Fund expects typically to invest in forty to sixty companies located outside of the United States at any one time.

The Fund invests in issuers that the Fund’s sub-adviser believes offer the potential for capital growth. In identifying candidates for investment, the Fund’s sub-adviser may consider the issuer’s likelihood of above average earnings growth, the securities’ attractive relative valuation, the quality of the securities, and whether the issuer has any proprietary advantages. The Fund generally sells securities when the Fund’s sub-adviser believes they are fully priced or when significantly more attractive investment candidates become available. The Fund may invest in companies of any market-capitalization. The Fund may purchase or sell futures contracts and options, in order to gain long or short exposure to particular securities or markets, in connection with hedging transactions, or otherwise to increase total return. By employing these techniques the Fund’s portfolio manager tries to add incremental return over the Fund’s benchmark index, which incremental return is sometimes referred to as “alpha.”

The Fund also may do the following:

–	Invest in securities of issuers domiciled or doing business in “emerging market” countries.

–	Invest in securities of closed-end investment companies and ETFs (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges) that invest primarily in foreign securities.

Principal Risks.

–	It is possible to lose money on an investment in the Fund.

–	Foreign Investment Risk. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. Investments in foreign countries may also be subject to foreign withholding taxes.

–	Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

–	Emerging Markets Securities Risk. The Fund may invest in “emerging market” countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country’s dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries’ economies, currencies, and securities markets. Also, emerging market issuers are often smaller and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller capitalization companies described below under “Small and Mid Cap Companies Risk.”

–	Equity Securities Risk. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

–	Convertible Securities Risk. The Fund may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities.

–	Warrants Risk. The Fund may invest in warrants to purchase equity securities. The price, performance and liquidity of such warrants are typically linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

–	Equity Markets Risk. A risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Fund’s sub-adviser, due to factors that adversely affect markets generally or particular companies in the portfolio. The values of equity securities fluctuate in response to issuer, political, market, and economic developments. Equity prices can fluctuate dramatically over short time periods in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large capitalization stocks can react differently from small capitalization stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

–	Small and Mid Cap Companies Risk. Small companies tend to be more vulnerable to adverse developments than larger companies. The Fund may invest in micro-cap companies, which tend to be particularly sensitive to the risks associated with small companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers’ earnings potential or assets.

–	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when the Fund invests in a derivative instrument it could lose more than the principal amount invested.

–	Geographic Focus Risk. To the extent that the Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

–	Issuer Focus Risk. The Fund may invest in a smaller number of companies than comprise the portfolios of other similar mutual funds. The Fund expects typically to invest in forty to sixty companies at any time. When the Fund invests in a relatively small number of issuers, changes in the value of one or more portfolio securities may have a greater effect on the Fund than if the Fund invested more broadly.

–	Investments in Pooled Vehicles Risk. The Fund may invest in shares of closed-end investment companies (including single country funds) and ETFs. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

–	Liquidity Risk. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times. Illiquid securities may be highly volatile and difficult to value.

–	Management Risk. Because the Fund is actively managed, its investment return depends on the ability of its sub-adviser to manage its portfolio successfully. The Fund’s sub-adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. There is a risk that the Fund’s sub-adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

Performance Information.(+)(++)

Below is a bar chart that shows the investment returns of the Fund’s Investor Shares for each of its last ten full calendar years of operations. The table following the bar chart shows how the Fund’s annual return for the last year, and its average annual returns for the last five years and for the last ten years, compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.

During the periods shown above, the highest quarterly return was 21.57% for the quarter ended December 31, 1999, and the lowest was − 22.38% for the quarter ended September 30, 2002.

Average Annual Total Returns
(For the period ended December 31, 2007)	One Year	Five Years	Ten Years

Return Before Taxes	14.05%	20.81%	8.33%
Return After Taxes on Distributions(1)	13.29%	20.45%	5.85%
Return After Taxes on Distributions and Sale of Fund Shares(1)	9.12%	18.35%	5.91%
Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses or taxes)(2)	11.17%	21.59%	8.66%

(1)  After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)  The Morgan Stanley Capital International EAFE Index is a market-weighted index composed of companies representative of the market structure of certain developed market countries in Europe, Australasia, and the Far East, and reflects dividends net of non-recoverable withholding tax.

(+)  The current portfolio management team primarily responsible for making investment decisions for the Fund assumed this responsibility effective March 2005. The performance results shown in the bar chart and table for periods prior to such date were achieved by the Fund under different lead portfolio managers.

(++)  Effective April 1, 2006, the combined advisory and administrative fees of the Fund increased to 0.975% per annum. If the Fund had paid such higher fees during the prior periods shown, the returns shown in the bar chart and table would have been lower. See “Management of the Funds – Management Fees.”

Past performance (before and after taxes) is not necessarily an indication of future performance. It is possible to lose money on an investment in a Fund.

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

Investment Objective. Long-term capital appreciation.

Principal Investment Strategies. The Fund invests principally in a diversified portfolio of equity securities of companies located outside of the United States that the Fund’s sub-adviser considers to offer attractive valuations. The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

The Fund’s sub-adviser applies a proprietary quantitative investment analysis that seeks to develop a portfolio designed to capture the historically high returns from value stocks but with lower risk than the Morgan Stanley Capital International EAFE Index over the longer term and to provide a dividend yield typically above that Index. The sub-adviser expects that a substantial portion of the Fund’s investments will normally be in countries included in the Morgan Stanley Capital International EAFE Index, which is a market-weighted index of companies representative of the market structure of certain developed market countries in Europe, Australia, Asia, and the Far East, although the Fund may invest in any country in the world, including “emerging market” countries. (The sub-adviser currently expects to invest not more than 25% of the Fund’s assets in securities of companies domiciled in emerging markets countries.)

The main elements of the sub-adviser’s portfolio construction process are the identification of attractive value stocks within a broad universe of companies around the world and careful management of portfolio risks. The portfolio construction process is bottom-up. The sub-adviser seeks to select stocks anywhere in the world with high dividends and strong cash-flow. The sub-adviser does not generally specify “top-down” geographic or sector allocations for the Fund’s portfolio; rather, the Fund’s geographic and sector allocations are principally the result of the sub-adviser’s selection of individual companies that it believes offer the greatest value. (The sub-adviser may adjust geographic or sector weights resulting from this process in order to avoid extreme outcomes.)

The sub-adviser does not consider benchmark weights when it constructs the Fund’s portfolio. Individual stock weights are determined using a disciplined stock weighting process. The Fund’s sub-adviser believes that indices weighted by market-capitalization reflect a natural bias towards expensive stocks and geographic regions, and that, by contrast, a “bottom-up” approach to portfolio construction, not constrained by reference to a specific benchmark or index, has the potential to provide investment in less expensive stocks offering better investment value.

The Fund will normally invest at least 65% of its net assets in equity securities of companies located in countries outside of the United States. The Fund will invest in a variety of countries throughout the world. The Fund may, from time to time, invest more than 25% of its assets in any one country or group of countries. The Fund’s sub-adviser will consider an issuer to be located in a country if it is organized under the laws of and its equity securities are principally traded in that country, or it is domiciled or has its principal place of business located in and its equity securities are principally traded in that country, or if the Fund’s sub-adviser determines that the issuer has more than 50% of its assets in or derives more than 50% of its revenues from that country. The Fund may invest in companies of any market-capitalization, including large, well known companies, as well as smaller, less closely followed companies, including micro-cap companies.

The Fund may, but is not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of the Fund to changes in the values of various foreign currencies.

The Fund generally sells securities when the Fund’s sub-adviser believes they are fully priced or when the sub-adviser considers more attractive investment candidates are available.

The Fund may purchase or sell futures contracts and options and enter into total return swaps, in order to gain long or short exposure to particular securities or markets in connection with hedging transactions or otherwise to increase total return. The Fund may from time to time enter into other transactions involving derivatives, including over-the-counter transactions, if the sub-adviser considers it appropriate.

The Fund may also invest in closed-end investment companies, trusts, ETFs (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges), and real estate investment trusts (“REITs”).

Principal Risks.

–	It is possible to lose money on an investment in the Fund.

–	Foreign Investment Risk. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. Investments in foreign countries may also be subject to foreign withholding taxes.

–	Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

–	Emerging Markets Securities Risk. The Fund may invest in “emerging market” countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country’s dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries’ economies, currencies, and securities markets. Also, emerging market issuers are often smaller and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller capitalization companies described below under “Small and Mid Cap Companies Risk.”

–	Equity Securities Risk. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

–	Convertible Securities Risk. The Fund may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities.

–	Warrants Risk. The Fund may invest in warrants to purchase equity securities. The price, performance and liquidity of such warrants are typically linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

–	Equity Markets Risk. A risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Fund’s sub-adviser, due to factors that adversely affect markets generally or particular companies in the portfolio. The values of equity securities fluctuate in response to issuer, political, market, and economic developments. Equity prices can fluctuate dramatically over short time periods in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large capitalization stocks can react differently from small capitalization stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

–	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when the Fund invests in a derivative instrument it could lose more than the principal amount invested.

–	Geographic Focus Risk. To the extent that the Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

–	Small and Mid Cap Companies Risk. Small companies tend to be more vulnerable to adverse developments than larger companies. The Fund may invest in micro-cap companies, which tend to be particularly sensitive to the risks associated with small companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers’ earnings potential or assets.

–	Investments in Pooled Vehicles Risk. The Fund may invest in shares of closed-end investment companies (including single country funds), trusts, and ETFs. Investing in another investment company or pooled vehicle exposes the Fund to all the risks of that other investment company or pooled vehicle, and, in general, subjects it to a pro rata portion of the other investment company or pooled vehicle’s fees and expenses.

–	Real Estate Investment Trust Risk. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

–	Liquidity Risk. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times. Illiquid securities may be highly volatile and difficult to value.

–	Management Risk. Because the Fund is actively managed, its investment return depends on the ability of its sub-adviser to manage its portfolio successfully. The Fund’s sub-adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. There is a risk that the Fund’s sub-adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

Performance Information.

Below is a bar chart that shows the investment returns of the Fund’s Investor Shares for each full calendar year since the Fund commenced operations. The table following the bar chart shows how the Fund’s annual return for the last year and average annual return for the life of the Fund compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.

During the period shown above, the highest quarterly return was 8.36% for the quarter ended June 30, 2007, and the lowest was -5.01% for the quarter ended December 31, 2007.

Average Annual Total Returns		Life of Fund
(For the period ended December 31, 2007)	One Year	(Since August 30, 2006)

Return Before Taxes	10.71%	18.70%
Return After Taxes on Distributions(1)	4.81%	13.46%
Return After Taxes on Distributions and Sale of Fund Shares(1)	7.55%	13.13%
Morgan Stanley Capital Institutional EAFE Index (reflects no deduction for fees, expenses or taxes)(2)	11.17%	16.71%

(1)  After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)  The Morgan Stanley Capital Institutional EAFE Index is a market-weighted index composed of companies representative of the market structure of certain developed market countries in Europe, Australasia and the Far East, and reflects dividends reinvested net of non-recoverable withholding tax.

Past performance (before and after taxes) is not necessarily an indication of future performance. It is possible to lose money on an investment in a Fund.

SCHRODER NORTH AMERICAN EQUITY FUND

Investment Objective. The Fund seeks long-term capital growth.

Principal Investment Strategies. The Fund invests principally in equity securities of companies in the United States. The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

The Fund’s sub-adviser is responsible for day-to-day portfolio management. It uses a proprietary quantitative investment analysis that evaluates market and economic sectors, companies, and stocks on the basis of long-term historical data. The Fund’s sub-adviser uses that analysis to construct a highly diversified portfolio of stocks. In addition, the Fund’s sub-adviser attempts to identify anticipated short-term deviations from longer-term historical trends and cycles, and may adjust the Fund’s portfolio to take advantage of those deviations.

The Fund’s investment portfolio, including the number of companies represented in the portfolio and the sector weightings of the portfolio, will change as the Fund’s sub-adviser’s evaluation of economic and market factors, as well as factors affecting individual companies, changes.

The Fund will invest in a well diversified portfolio of companies of any size that its sub-adviser judges to be attractive compared to the overall market. The Fund’s portfolio may include large, well known companies, as well as smaller, less closely followed companies, including micro-cap companies. The Fund generally sells securities when the Fund’s sub-adviser believes they are fully priced or when significantly more attractive investment candidates become available.

The Fund may purchase or sell futures contracts and options, in order to gain long or short exposure to particular securities or markets, in connection with hedging transactions, or otherwise to increase total return. The Fund may also invest in closed-end investment companies and in ETFs (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges).

The Fund normally invests at least 80% of its net assets in equity securities of companies organized and principally traded in, or with their principal places of business and principally traded in, North America. (This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least 60 days’ prior written notice to shareholders). The Fund may use derivatives for purposes of complying with this policy. An investment in a U.S. closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of North American companies, and has “North America” or the equivalent in its name, or foreign funds with similar investment policies, will be treated as an investment in equity securities of North American companies for purposes of determining if the Fund has invested at least 80% of its net assets in such securities. The Fund considers North America to consist of the United States and Canada.

The Fund’s sub-adviser may trade the Fund’s portfolio securities more frequently than many other mutual funds. Frequent trading of the Fund’s portfolio securities will result in relatively high transaction costs and may result in taxable capital gains.

Principal Risks.

–	It is possible to lose money on an investment in the Fund.

–	Equity Securities Risk. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

–	Convertible Securities Risk. The Fund may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities.

–	Warrants Risk. The Fund may invest in warrants to purchase equity securities. The price, performance and liquidity of such warrants are typically linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

–	Equity Markets Risk. A risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Fund’s sub-adviser, due to factors that adversely affect North American equities markets generally or particular companies in the portfolio. The values of equity securities fluctuate in response to issuer, political, market, and economic developments. Equity prices can fluctuate dramatically over short time periods in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large capitalization stocks can react differently from small capitalization stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

–	Management Risk. Because the Fund is actively managed, its investment return depends on the ability of its sub-adviser to manage its portfolio successfully. There can be no assurance that the sub-adviser’s use of the quantitative analysis described above will produce a portfolio that will achieve long-term capital growth or that the Fund’s sub-adviser will interpret or implement the results of any quantitative analysis in a manner that will result in long-term capital growth. In addition, to the extent that the sub-adviser adjusts the Fund’s portfolio to take advantage of short-term deviations from longer-term historical trends and cycles, there can be no assurance that such deviations will in fact occur or that the Fund’s portfolio will be positioned optimally to take advantage of them. There is a risk that the Fund’s sub-adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

–	Small and Mid Cap Companies Risk. Small and mid cap companies tend to be more vulnerable to adverse developments than larger companies. The Fund may invest in micro-cap companies, which tend to be particularly sensitive to the risks associated with small companies. Small and mid cap companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers’ earnings potential or assets.

–	Geographic Focus Risk. Because the Fund invests principally in equity securities of North American companies, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

–	Foreign Investment Risk. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. Investments in foreign countries may also be subject to foreign withholding taxes.

–	Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

–	Liquidity Risk. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times. Illiquid securities may be highly volatile and difficult to value.

–	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when the Fund invests in a derivative instrument it could lose more than the principal amount invested.

–	Investments in Pooled Vehicles Risk. The Fund may invest in shares of closed-end investment companies (including single country funds) and ETFs. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Performance Information.

Below is a bar chart that shows the investment returns of the Fund’s Investor Shares for each full calendar year since the Fund commenced operations. The table following the bar chart shows how the Fund’s annual return for the last year and average annual return for the life of the Fund compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.

During the periods shown above, the highest quarterly return was 9.30% for the quarter ended December 31, 2004, and the lowest was − 2.98% for the quarter ended December 31, 2007.

Average Annual Total Returns		Life of Fund
(For the period ended December 31, 2007)	One Year	(Since September 17, 2003)

Return Before Taxes	6.57%	11.51%
Return After Taxes on Distributions(1)	3.53%	9.32%
Return After Taxes on Distributions and Sale of Fund Shares(1)	6.43%	9.04%
FTSE North American Index (reflects no deduction for fees, expenses or taxes)(2)	7.44%	12.94%
S&P 500 Index(3)	5.49%	11.59%

(1)  After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)  The FTSE North American Index is a market-capitalization value weighted composite index of over 700 U.S. and Canadian companies and reflects the reinvestment of dividends.

(3)  The S&P 500 Index is a market-capitalization, value-weighted composite index of 500 large capitalization U.S. companies and reflects the reinvestment of dividends.

Past performance (before and after taxes) is not necessarily an indication of future performance. It is possible to lose money on an investment in a Fund.

SCHRODER U.S. OPPORTUNITIES FUND

The Fund is closed to new investors. Shareholders of the Fund as of April 18, 2007 may continue to add to their Fund positions. Investors who did not own shares of the Fund prior to its closure on April 18, 2007 generally will not be allowed to buy shares of the Fund, with the following exceptions:

–	participants in most employee benefit plans or employer-sponsored retirement plans, if the Fund had been established as an investment option under the plan prior to April 18, 2007; and

–	a Trustee of a Trust, an employee of Schroder Investment Management North America Inc. (“Schroders”), or a member of the immediate family of any of these persons.

Schroders may make additional exceptions or modify this policy at any time.

Investment Objective. To seek capital appreciation.

Principal Investment Strategies. In selecting investments for the Fund, the Fund’s adviser seeks to identify securities of companies that it believes offer the potential for capital appreciation, based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures or new management, or other factors.

The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks and REITs. Under current market conditions, the Fund expects to invest primarily in equity securities of small and micro capitalization companies in the United States. The Fund’s adviser considers small capitalization companies to be companies that have market capitalizations of $3 billion or less, and micro-capitalization companies to be companies with market capitalizations of $500 million or less, measured at the time of investment. However, the Fund may invest any portion of its assets in equity securities of larger companies. The Fund may also invest in securities of companies outside the United States, although the Fund will normally invest at least 80% of its net assets in securities of companies the Fund’s adviser considers to be located in the United States. (This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least 60 days’ prior written notice to shareholders). The Fund may use derivatives for purposes of complying with this policy. The Fund will consider an issuer located in the United States if it is organized under the laws of the United States or any state of the United States and is principally traded in the United States, or is domiciled and has its principal place of business located in the United States and is principally traded in the United States, or if the Fund’s adviser determines that the issuer has more than 50% of its assets in or derives more than 50% of its revenues from the United States. The Fund generally sells securities when the Fund’s adviser believes they are fully priced or when more attractive investment candidates become available. The Fund may purchase securities offered in initial public offerings, and may invest in securities of closed-end investment companies and in ETFs (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges).

The Fund may use options (puts and calls) for hedging purposes, or to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, described in this Prospectus and in the Fund’s Statement of Additional Information (“SAI”).

Principal Risks.

–	It is possible to lose money on an investment in the Fund.

–	Small Companies Risk. Small companies tend to be more vulnerable to adverse developments than larger companies. The Fund may invest in micro-cap companies, which tend to be particularly sensitive to the risks associated with small companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers’ earnings potential or assets.

–	Equity Securities Risk. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

–	Convertible Securities Risk. The Fund may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities.

–	Equity Markets Risk. The values of equity securities fluctuate in response to issuer, political, market, and economic developments. Equity prices can fluctuate dramatically over short time periods in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large capitalization stocks can react differently from small capitalization stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

–	Real Estate Investment Trust Risk. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code, and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

–	Initial Public Offerings (IPOs) Risk. The Fund may purchase securities of companies in initial public offerings of their securities, either in the initial offering itself or shortly after the initial offering. Such investments are subject generally to the risks described above under “Small Companies Risk.” Such securities have no trading history, and information about such companies may be available for very limited periods. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs or invest to the extent desired. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. The prices of securities sold in initial public offerings can be highly volatile.

–	Issuer Focus Risk. The Fund may invest in a smaller number of companies than comprise the portfolios of other similar mutual funds. When the Fund invests in a relatively small number of issuers, changes in the value of one or more portfolio securities may have a greater effect on the Fund than if the Fund invested more broadly.

–	Geographic Focus Risk. Because the Fund invests principally in equity securities of U.S. companies, its performance may at times be worse than performance of other mutual funds that invest more broadly.

–	Investments in Pooled Vehicles Risk. The Fund may invest in shares of closed-end investment companies (including single country funds) and ETFs. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

–	Liquidity Risk. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times. Illiquid securities may be highly volatile and difficult to value.

–	Management Risk. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund’s adviser and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. There is a risk that the Fund’s adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

–	Frequent Trading/Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio securities will result in relatively high transaction costs and may result in taxable capital gains. The portfolio turnover rate for the Fund’s last fiscal year was 77%.

–	Over-the-Counter Risk. Securities traded in over-the-counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

–	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when the Fund invests in a derivative instrument it could lose more than the principal amount invested.

Performance Information.(+)(++)

Below is a bar chart that shows the investment returns of the Fund’s Investor Shares for each of its last ten full calendar years of operations. The table following the bar chart shows how the Fund’s annual return for the last year, and its average annual returns for the last five years and for the last ten years, compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.

During the periods shown above, the highest quarterly return was 18.14% for the quarter ended March 31, 2000, and the lowest was − 23.27% for the quarter ended September 30, 1998.

Average Annual Total Returns
(For the period ended December 31, 2007)	One Year	Five Years	Ten Years

Return Before Taxes	10.27%	19.50%	11.50%
Return After Taxes on Distributions(1)	8.25%	18.07%	9.89%
Return After Taxes on Distributions and Sale of Fund Shares(1)	8.38%	16.83%	9.41%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)(2)	− 1.57%	16.25%	7.08%

(1)  After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)  The Russell 2000 Index is a market-capitalization weighted, broad-based index of 2000 small capitalization U.S. companies.

(+)  The current portfolio manager primarily responsible for making investment decisions for the Fund assumed this responsibility effective January 2, 2003. The performance results shown in the bar chart and table for periods prior to January 2, 2003 were achieved by the Fund under a different portfolio manager.

(++)  Effective May 1, 2006, the combined advisory and administrative fees of the Fund increased to 1.00% per annum. If the Fund had paid such higher fees during the prior periods shown, the returns shown in the bar chart and in the table would have been lower. See “Management of the Funds — Management Fees.”

Past performance (before and after taxes) is not necessarily an indication of future performance. It is possible to lose money on an investment in a Fund.

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND

Investment Objective. To seek capital appreciation.

Principal Investment Strategies. The Fund invests primarily in companies in the United States (determined as described below) that the Fund’s adviser considers to be small or mid cap companies. In selecting investments for the Fund, the Fund’s adviser seeks to identify securities of companies that it believes offer the potential for capital appreciation, based on novel, superior, or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures, new management, or other factors. These factors generally apply to all investments made by the Fund, including initial public offerings, although the Fund may also invest in certain initial public offerings that the portfolio manager believes will be in high demand. The Fund may sell a security when the Fund’s adviser believes it is fully priced or when investments become available that it believes are more attractive.

The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s adviser at the time to be small or mid cap companies located in the United States. (This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least 60 days’ prior written notice to shareholders). The Fund may use derivatives for purposes of complying with this policy. The Fund’s adviser currently considers a company to be a small or mid cap company if the company has a market-capitalization (at the time of purchase) of between $1 billion and $7 billion. The Fund may also invest in equity securities of micro-cap companies or larger companies, if the Fund’s adviser believes they offer the potential for capital appreciation. The Fund invests in common and preferred stocks, securities convertible into common and preferred stocks, warrants to purchase common and preferred stocks, and REITs. The Fund may purchase securities on securities exchanges as well as over-the-counter, and may also purchase securities offered in initial public offerings. The Fund may use options for hedging purposes, or to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, described in this Prospectus and in the Fund’s SAI.

The Fund’s adviser will consider an issuer located in the United States if it is organized under the laws of the United States or any state of the United States and is principally traded in the United States, or is domiciled or has its principal place of business located in the United States and is principally traded in the United States, or if the Fund’s adviser determines that the issuer has more than 50% of its assets in or derives more than 50% of its revenues from the United States.

Principal Risks.

–	It is possible to lose money on an investment in the Fund.

–	Small and Mid Cap Companies Risk. Small and mid cap companies tend to be more vulnerable to adverse developments than larger companies. The Fund may invest in micro-cap companies, which tend to be particularly sensitive to the risks associated with small companies. Small and mid cap companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers’ earnings potential or assets.

–	Equity Securities Risk. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

–	Convertible Securities Risk. The Fund may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities.

–	Warrants Risk. The Fund may invest in warrants to purchase equity securities. The price, performance and liquidity of such warrants are typically linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

–	Real Estate Investment Trust Risk. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code, and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

–	Initial Public Offerings (IPOs) Risk. The Fund may purchase securities of companies in initial public offerings of their securities, either in the initial offering itself or shortly after the initial offering. Such investments are subject generally to the risks described above under “Small and Mid Cap Companies Risk.” Such securities have no trading history, and information about such companies may be available for very limited periods. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs or invest to the extent desired. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. The prices of securities sold in initial public offerings can be highly volatile.

–	Equity Markets Risk. The values of equity securities fluctuate in response to issuer, political, market, and economic developments. Equity prices can fluctuate dramatically over short time periods in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large capitalization stocks can react differently from small capitalization stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

–	Over-the-Counter Risk. Securities traded in over-the-counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

–	Geographic Focus Risk. Because the Fund invests principally in equity securities of U.S. companies, its performance may at times be worse than performance of other mutual funds that invest more broadly.

–	Liquidity Risk. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times. Illiquid securities may be highly volatile and difficult to value.

–	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when the Fund invests in a derivative instrument it could lose more than the principal amount invested.

–	Management Risk. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund’s adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. There is a risk that the Fund’s adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

Performance Information.

Below is a bar chart that shows the investment returns of the Fund’s Investor Shares for each full calendar year since the Fund commenced operations. The table following the bar chart shows how the Fund’s annual return for the last year and average annual return for the life of the Fund compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.

During the period shown above, the highest quarterly return was 7.80% for the quarter ended June 30, 2007, and the lowest was − 1.05% for the quarter ended December 31, 2007.

Average Annual Total Returns		Life of Fund
(For the period ended December 31, 2007)	One Year	(Since March 31, 2006)

Return Before Taxes	12.63%	10.93%
Return After Taxes on Distributions(1)	10.91%	9.95%
Return After Taxes on Distributions and Sale of Fund Shares(1)	8.98%	8.96%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)(2)	1.38%	3.36%

(1)  After-tax returns are estimated using the highest historical individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)  The Russell 2500 Index is a market-capitalization weighted, broad-based index measuring the performance of the 2500 smallest companies in the Russell 3000 Index, which represents approximately 70% of the total market-capitalization of the Russell 300 Index.

Past performance (before and after taxes) is not necessarily an indication of future performance. It is possible to lose money on an investment in a Fund.

SCHRODER TOTAL RETURN FIXED INCOME FUND

Investment Objective. To seek a high level of total return.

Principal Investment Strategies. The Schroder Total Return Fixed Income Fund (formerly, Schroder U.S. Core Fixed Income Fund) normally invests at least 80% of its net assets in fixed income obligations. (This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least 60 days’ prior written notice to shareholders). The Fund may use derivatives for purposes of complying with this policy. In making investments for the Fund, the adviser seeks to invest the Fund’s assets in a portfolio of securities that offer high total return – from current income, increases in market values of the Fund’s investments, or both. The adviser currently considers fixed income obligations to include:

–	securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

–	debt securities of domestic or foreign corporations;

–	mortgage-backed and other asset-backed securities;

–	taxable and tax-exempt municipal bonds;

–	obligations of international agencies or supranational entities;

–	debt securities convertible into equity securities;

–	inflation-indexed bonds;

–	structured notes, including hybrid or “indexed” securities, event-linked bonds, and loan participations;

–	delayed funding loans and revolving credit facilities; and

–	short-term investments, such as repurchase agreements, bank certificates of deposit, fixed time deposits, and bankers’ acceptances.

The Fund may invest in securities of companies located in a variety of countries outside the United States, including obligations of non-U.S. governmental issuers or of private issuers located in any country outside the United States, including emerging market countries. The Fund will normally invest no more than 20% of its total assets in securities that are not denominated in the U.S. dollar.

The Fund’s adviser currently expects that a substantial portion of the Fund’s assets will be invested in mortgage-backed securities (including collateralized mortgage obligations) and asset-backed securities.

The Fund will invest principally in securities of “investment grade” at the time of purchase, meaning either that a nationally recognized statistical rating organization (for example, Moody’s, Standard & Poor’s, or Fitch) has rated the securities Baa3 or BBB– (or the equivalent) or better, or the adviser has determined the securities to be of comparable quality. The Fund may invest up to 20% of the Fund’s total assets in securities rated below “investment grade” (or, if unrated, determined by the Fund’s adviser to be of comparable quality), sometimes referred to as “junk bonds,” although normally the Fund will not invest in securities unless a nationally recognized statistical rating organization (for example, Moody’s Standard & Poor’s, or Fitch) has rated the securities CC– (or the equivalent) or better, or the Fund’s adviser has determined the securities to be of comparable quality. If more than one nationally recognized statistical rating organization has rated a security, the adviser will consider the highest rating for the purposes of determining whether the security is “investment grade.”

Fixed income securities in which the Fund invests may include securities that pay interest at fixed rates or at floating or variable rates; payments of principal or interest may be made at fixed intervals or only at maturity or upon the occurrence of stated events or contingencies. The Fund may also invest in zero-coupon securities.

The Fund may enter into interest rate futures and options, interest rate swap agreements and credit default swaps. (A derivative instrument will be considered to be a fixed income security if it is itself a fixed income security or, in the adviser’s judgment, it may provide an investment return comparable to the return that might be provided by a fixed income security.) The Fund may use these “derivatives” strategies for hedging purposes. The Fund may also use derivatives to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds. For example, the Fund may enter into a so-called credit default swap with respect to one or more fixed income securities to take advantage of increases or decreases in the values of those securities without actually purchasing or selling the securities. The Fund may also seek to obtain market exposure to the securities in which it may invest by entering into forward contracts or similar arrangements to purchase those securities in the future. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, described in this Prospectus and in the Fund’s SAI.

The Fund intends to maintain a dollar weighted average portfolio duration of three to six years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security’s price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Fund may, but is not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of the Fund to changes in the values of various foreign currencies.

In managing the Fund, the Fund’s adviser generally relies on detailed proprietary research. The adviser focuses on the sectors and securities it believes are undervalued relative to the market.

The Fund’s adviser will trade the Fund’s portfolio securities actively. In selecting individual securities for investment, the Fund’s adviser typically:

–	uses in-depth fundamental research to identify sectors and securities for investment by the Fund and to analyze risk;

–	exploits inefficiencies in the valuation of risk and reward;

–	looks to capitalize on rapidly shifting market risks and dynamics caused by economic and technical factors; and

–	considers the liquidity of securities and the portfolio overall as an important factor in portfolio construction.

The Fund generally sells securities in order to take advantage of investments in other securities offering what the adviser believes is the potential for more attractive current income or capital gain or both.

Principal Risks.

–	It is possible to lose money on an investment in the Fund.

–	Interest Rate Risk. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security is prepaid in a period of falling interest rates, the Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.

–	Credit Risk. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security.

–	Extension Risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.

–	Valuation Risk. Due to the nature of some of the Fund’s investments and the market environment, a portion of the Fund’s assets may be valued by Schroders at fair value pursuant to guidelines established by the Board of Trustees The Fund’s assets may be valued using prices provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. There can be no assurance that such prices accurately reflect the price the Fund would receive upon sale of a security, and to the extent the Fund sells a security at a price lower than the price it has been using to value the security, its net asset value will be adversely affected.

–	Inflation/Deflation Risk. Inflation risk is the risk that the value of the Fund’s investments may decline as inflation reduces the value of money. Deflation risk is the risk that prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests.

–	Mortgage and Asset-Backed Securities Risk. Mortgage-backed and asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed investments in lower-yielding investments. In addition to interest rate risk (as described above under “Interest Rate Risk”), investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk and valuation risk (as described above under “Credit Risk” and “Valuation Risk”) and liquidity risk (as described below under “Liquidity Risk”).

Asset-backed securities in which the Fund invests may have underlying assets that include motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by a Trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

If the Fund purchases mortgage-backed and asset-backed securities that are ‘subordinated’ to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called ‘subprime’ mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

–	U.S. Government Securities Risk. Securities issued or guaranteed by certain agencies and instrumentalities of the U.S. Government are not supported by the full faith and credit of the United States. For example, mortgage-backed bonds issued by Fannie Mae or Freddie Mac are backed only by the credit of those issuers. Investments in these securities are also subject to interest rate risk (as described above under “Interest Rate Risk”), prepayment risk (as described above under “Mortgage and Asset-Backed Securities Risk”), extension risk (as described above under “Extension Risk”), and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

–	Foreign Investment Risk. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. Investments in foreign countries may also be subject to foreign withholding taxes.

–	Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

–	Emerging Markets Securities Risk. The Fund may invest in “emerging market” countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country’s dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries’ economies, currencies, and securities markets. Also, emerging market issuers are often smaller and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller capitalization companies.

–	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when the Fund invests in a derivative instrument it could lose more than the principal amount invested.

–	Liquidity Risk. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times. Illiquid securities may be highly volatile and difficult to value.

–	Convertible Securities Risk. The Fund may invest in convertible securities, which are corporate debt securities that may be converted at either a stated price or stated rate into underlying shares of common or preferred stock, and so subject to the risks of investments in both debt securities and equity securities.

–	Frequent Trading/Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio securities will result in relatively high transaction costs and may result in taxable capital gains. The portfolio turnover rate for the Fund’s last fiscal year was 464%.

–	High-Yield/Junk Bonds Risk. Securities rated below investment grade (“high-yield bonds” or “junk bonds”) lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of such securities held by the Fund may become more volatile.

–	Management Risk. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund’s adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. There is a risk that the Fund’s adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

Performance Information.

Below is a bar chart that shows the investment returns of the Fund’s Investor Shares for each full calendar year since the Fund commenced operations. The table following the bar chart shows how the Fund’s annual return for the last year and average annual return for the life of the Fund compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.

During the periods shown above, the highest quarterly return was 3.45% for the quarter ended September 30, 2006, and the lowest was − 0.82% for the quarter ended September 30, 2005.

Average Annual Total Returns		Life of Fund
(For the period ended December 31, 2007)	One Year	(Since December 31, 2004)

Return Before Taxes	6.27%	4.42%
Return After Taxes on Distributions(1)	4.41%	2.73%
Return After Taxes on Distributions and Sale of Fund Shares(1)	4.04%	2.78%
Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)(2)	6.96%	4.56%

(1)  After-tax returns are estimated using the highest historical individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)  The Lehman Brothers U.S. Aggregate Index is a widely used measure of short-term debt returns. It is not managed.

Past performance (before and after taxes) is not necessarily an indication of future performance. It is possible to lose money on an investment in a Fund.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Funds.

Shareholder Fees (paid directly from your investment):

Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Redemption Fee
Schroder Emerging Market Equity Fund	2.00%	(1)
Schroder International Alpha Fund	2.00%	(1)
Schroder International Diversified Value Fund	2.00%	(1)
Schroder North American Equity Fund	None
Schroder U.S. Opportunities Fund	2.00%	(1)
Schroder U.S. Small and Mid Cap Opportunities Fund	2.00%	(1)
Schroder Total Return Fixed Income Fund	None

(1)  Shares of this Fund held for two months or less are subject to a redemption fee of 2.00% subject to certain exceptions described herein. See “How to Sell Shares – Redemption Fee.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

	Schroder			Schroder		Schroder U.S.	Schroder
	Emerging		Schroder	North		Small and	Total Return
	Market	Schroder	International	American	Schroder U.S.	Midcap	Fixed
	Equity	International	Diversified	Equity	Opportunities	Opportunities	Income
	Fund	Alpha Fund	Value Fund	Fund	Fund	Fund	Fund

Management Fees(1)	1.00%	0.975%	1.00%	0.25%	1.00%	1.00%	0.25%
Distribution (12b-1) Fees	None	None	None	None	None	None	None
Other Expenses(2)	1.68%	0.565%	2.85%	0.08%	0.25%	2.13%	0.71%
Acquired Fund Fees and Expenses(3)	None	None	None	None	0.05%	None	None
Total Annual Fund Operating Expenses	2.68%	1.54%	3.85%	0.33%	1.30%	3.13%	0.96%
Less: Fee Waiver and Expense Limitation(3)(4)	(1.43)%	(0.39)%	(2.70)%	None	None	(2.08)%	(0.56)%
Net Expenses(4)(5)	1.25%	1.15%	1.15%	0.33%	1.30%	1.05%	0.40%

(1)  Management Fees for each Fund include all fees payable to the Fund’s adviser and its affiliates for investment advisory and fund administration services. The Fund also pays administrative or sub-administrative fees directly to SEI Investments Global Fund Services, and those fees are included under “Other Expenses.”

(2)  In addition to direct expenses incurred by the Fund, “Other Expenses” may include certain de minimis indirect acquired fund expenses that do not exceed 0.01% of the average net assets of the Fund and therefore are not included under “Acquired Fund Fees and Expenses.” As indirect expenses of the Fund, they are not subject to the expense limitation of the Fund.

(3)  “Acquired Fund Fees and Expenses” are indirectly borne by the Fund and these fees and expenses are not subject to the expense limitation of the Fund.

(4)  The “Net Expenses” shown for certain Funds reflect the effect of contractually imposed fee waivers and/or expense limitations on the Total Annual Fund Operating Expenses of each such Fund.

In order to limit the expenses of the Investor Shares of certain Funds, the Funds’ adviser has contractually agreed through February 28, 2009 for Schroder U.S. Opportunities Fund and Schroder Total Return Fixed Income Fund, and through February 28, 2010 for Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund and Schroder U.S. Small and Mid Cap Opportunities Fund to pay or reimburse the applicable Fund for other Fund expenses to the extent that the Total Annual Fund Operating Expenses of a Fund (other than Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses, which may include typically non-recurring expenses such as, for example, organizational expenses, litigation expenses, and shareholder meeting expenses) allocable to the Fund’s Investor Shares exceed the following annual rates (based on the average daily net assets attributable to each

Fund’s Investor Shares): Schroder Emerging Market Equity Fund: 1.25%; Schroder International Alpha Fund: 1.15%; Schroder International Diversified Value Fund: 1.15%; Schroder U.S. Opportunities Fund: 1.70%; Schroder U.S. Small and Mid Cap Opportunities Fund: 1.05%; and Schroder Total Return Fixed Income Fund: 0.40%. The fee waiver and/or expense limitations for the Funds may only be terminated during their term by the Board of Trustees.

Net Expenses of the Funds’ Investor Shares may be higher than the Net Expenses shown in the table above to the extent the Fund has interest, taxes, or extraordinary expenses. In the last fiscal year, those Funds with fee waivers and/or expense limitations in effect had no such expenses, and these Funds do not expect to incur such expenses in the next fiscal year.

(5)  The “Net Expenses” shown in the table include any expenses incurred indirectly by the Fund as a result of its investments in one or more funds, including ETFs, as applicable. The Net Expenses shown may be higher than the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section, which reflects the operating expenses of the Fund and does not include indirect Other Expenses or Acquired Fund Fees and Expenses. If only the operating expenses of the Fund were included in Net Expenses, and not the indirect expenses incurred by the Fund, the Net Expenses would be 1.25% for the Schroder U.S. Opportunities Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares of a Fund for the time periods indicated and then redeem all of your Investor Shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that a Fund’s operating expenses for each year are the same as the Fund’s Total Annual Fund Operating Expenses shown above (except that, in the first year, the operating expenses are the same as the Fund’s Net Expenses shown above). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Schroder Emerging Market Equity Fund	$157	$724	$1,318	$2,928

Schroder International Alpha Fund	$123	$454	$808	$1,806

Schroder International Diversified Value Fund	$123	$932	$1,759	$3,911

Schroder North American Equity Fund	$34	$106	$185	$418

Schroder U.S. Opportunities Fund	$132	$412	$713	$1,568

Schroder U.S. Small and Mid Cap Opportunities Fund	$127	$789	$1,476	$3,308

Schroder Total Return Fixed Income Fund	$41	$250	$476	$1,127

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

A Fund may not achieve its objective.  The following provides more detail about certain of the Funds’ principal risks and the circumstances which could adversely affect the value of a Fund’s shares or its investment return. Unless a strategy or policy described below is specifically prohibited by a Fund’s investment restrictions as set forth in this Prospectus or under “Investment Restrictions” in the Funds’ SAI, or by applicable law, a Fund may engage in each of the practices described below, although only the Funds specifically indicated below use the applicable strategy as a principal investment strategy.

–	Interest Rate Risk. (Schroder Total Return Fixed Income Fund). The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally reduce the value of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

–	Credit Risk. (Schroder Total Return Fixed Income Fund). The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of that issuer, or that the issuer will default on its obligations. An actual or perceived deterioration in the ability of an issuer to meet its obligations will likely have an adverse effect on the value of the issuer’s securities.

If a security has been rated by more than one nationally recognized statistical rating organization the Funds’ adviser will consider the highest rating for the purposes of determining whether the security is of “investment grade.” A Fund will not necessarily dispose of a security held by it if its rating falls below investment grade, although the Fund’s adviser will consider whether the security continues to be an appropriate investment for the Fund. A Fund considers whether a security is of “investment grade” only at the time of purchase. The Fund may invest in securities which will not be rated by a nationally recognized statistical rating organization (such as Moody’s, Standard & Poor’s, or Fitch), but the credit quality will be determined by the adviser.

Credit risk is generally greater for investments issued at less than their face values and required to make interest payments only at maturity rather than at intervals during the life of the investment. Credit rating agencies base their ratings largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although investment grade investments generally have lower credit risk than investments rated below investment grade, they may share some of the risks of lower-rated investments, including the possibility that the issuers may be unable to make timely payments of interest and principal and thus default.

Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer’s securities.

–	Extension Risk. (Schroder Total Return Fixed Income Fund). During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.

–	High-Yield/Junk Bonds Risk. (Schroder Total Return Fixed Income Fund). The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund has placed on such securities. In the absence of a liquid trading market for securities held by them, a Fund at times may be unable to establish the fair value of such securities. To the extent a Fund invests in securities in the lower rating categories, the achievement of the Fund’s goals is more dependent on the Fund adviser’s investment analysis than would be the case if the Fund was investing in securities in the higher rating categories.

–	Inflation/Deflation Risk. (Schroder Total Return Fixed Income Fund). Inflation risk is the risk that a Fund’s assets or income from a Fund’s investments may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy may decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio.

–	Mortgage and Asset-Backed Securities Risk. (Schroder Total Return Fixed Income Fund). Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. In addition to interest rate risk (as described above under “Interest Rate Risk”), investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk (as described above under “Credit Risk” and below under “Valuation Risk” and “Liquidity Risk”). Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security’s price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The types of mortgages underlying securities held by the Funds may differ and may be affected differently by market factors. For example, a Fund’s investments in residential mortgage-backed securities will likely be affected significantly by factors affecting residential real estate markets and mortgages generally; similarly, investments in commercial mortgage-backed securities will likely be affected significantly by factors affecting commercial real estate markets and mortgages generally.

The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. Some mortgage-backed and asset-backed investments receive only the interest portion (“IOs”) or the principal portion (“POs”) of payments on the underlying assets. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgages or assets increase; it is possible that a Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates. Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for a Fund to buy or sell.

A Fund may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. A Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.

–	Liquidity Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund). Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Investments in foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Illiquid securities may be highly volatile and difficult to value.

–  Derivatives Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, Schroder U.S. Small and Mid Cap Opportunities Fund, and Schroder Total Return Fixed Income Fund). Derivatives are financial contracts whose value depends on, or derives from, the value of an underlying asset, reference rate, or index. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, and credit risk, and the risk that a derivative transaction may not have the effect the Funds’ adviser or sub-adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. Derivative transactions typically involve leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when a Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Many derivative transactions are entered into “over the counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and willingness of a Fund’s counterparty to perform its obligations under the transaction. A Fund may be required to segregate certain of its assets on the books of its custodian in respect of derivatives transactions entered into by the Fund. Special tax considerations apply to a Fund’s investment in derivatives. See the SAI for more information.

–	Small and Mid Cap Companies Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund). The Funds may invest in companies that are smaller and less well-known than larger, more widely held companies. Micro, small and mid cap companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies, and the Funds may have difficulty establishing or closing out their securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers’ earnings potential or assets.

–	Equity Securities Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund,

Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund). The principal risks of investing in the Funds include the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Funds’ adviser or sub-adviser, due to factors that adversely affect equities markets generally or particular companies in the portfolio. Common stocks represent an equity or ownership interest in an issuer and are subject to issuer and market risks that may cause their prices to fluctuate over time. Preferred stocks represent an equity or ownership interest in an issuer that typically pays dividends at a specified rate and that has priority over common stock in the payment of dividends and in liquidation. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Different types of investments tend to shift into and out of favor with investors depending on changes in market and economic conditions.

–	Convertible Securities Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, Schroder U.S. Small and Mid Cap Opportunities Fund, and Schroder Total Return Fixed Income Fund). Schroder Total Return Fixed Income Fund may invest in convertible securities, which are corporate debt securities that may be converted at either a stated price or stated rate into underlying shares of common or preferred stock, and so subject to the risks of investments in both debt securities and equity securities. Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying preferred and common stocks and, therefore, also will react to variations in the general market for equity securities.

–	Warrants Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund). The Funds may invest in warrants to purchase equity securities. The price, performance and liquidity of such warrants are typically linked to the underlying stock. These instruments have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock.

–	Initial Public Offerings (IPOs) Risk. (Schroder Emerging Market Equity Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund). The Funds may also purchase securities of companies in initial public offerings, which frequently are smaller companies. Such securities have no trading history, and information about these companies may be available for very limited periods. The prices of securities sold in IPOs also can be highly volatile. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. At any particular time or from time to time the Funds may not be able to invest in securities issued in IPOs or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Funds. The investment performance of the Funds during periods when they are unable to invest significantly or at all in initial public offerings may be lower than during periods when the Funds are able to do so.

–	Foreign Investment Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, and Schroder Total Return Fixed Income Fund). Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, and Schroder Total Return Fixed Income Fund may invest in foreign securities. Schroder North American Equity Fund may invest in securities of Canadian companies and in companies located in other countries in North America. Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. In addition, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of domestic investments.

Schroder Emerging Market Equity Fund may invest in Chinese companies. While companies in China may be subject to limitations on their business relationships under Chinese law, these laws may not be consistent with certain political and security concerns of the United States. As a result, Chinese companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the United States government, or governments that otherwise have policies in conflict with the U.S. government. Investments in such companies may subject the Schroder Emerging Market Equity Fund to the risk that these companies’ reputation and price in the market will be adversely affected.

In addition, legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the United States or in other foreign countries. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, a Fund may have limited recourse available to it. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries.

Special tax considerations apply to a Fund’s investments in foreign securities. In determining whether to invest a Fund’s assets in debt securities of foreign issuers, the Fund’s adviser or sub-adviser considers the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income and/or gains received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by a Fund will reduce its income available for distribution to shareholders. In certain circumstances, a Fund may be able to pass through to shareholders credits for foreign taxes paid. Certain of these risks may also apply to some extent to investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or character of the Fund’s distributions.

–	Foreign Currencies Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, and Schroder Total Return Fixed Income Fund). Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. A Fund may, but is not required to, buy or sell foreign securities and options and futures contracts on foreign securities for hedging purposes in connection with its foreign investments.

If a Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of a Fund’s assets denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. In addition, although at times most of a Fund’s income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund’s income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if a Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount of U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense. A Fund may, but is not required to, buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

–	Emerging Markets Securities Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, and Schroder Total Return Fixed Income Fund). Investing in emerging market securities poses risks different from, and/or greater than, risks of investing in domestic securities or in the securities of foreign, developed countries. These risks include: smaller market-capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Although many of the emerging market securities in which a Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

–	Geographic Focus Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund). To the extent that a Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly. Because the Schroder North American Equity Fund invests principally in equity securities of North American companies, and Schroder U.S. Opportunities Fund and Schroder U.S. Small and Mid Cap Opportunities Fund invest principally in equity securities of U.S. companies, their performance may at times be worse than the performance of other mutual funds that invest more broadly.

–	Issuer Focus Risk. (Schroder International Alpha Fund and Schroder U.S. Opportunities Fund). The Funds, and in particular the Schroder International Alpha Fund, may invest in a smaller number of companies than comprise the portfolios of other similar mutual funds. When a Fund invests in a relatively small number of issuers, changes in the value of one or more portfolio securities may have a greater effect on the Fund than if the Fund invested more broadly.

–	Depositary Receipts Risk. (Schroder Emerging Market Equity Fund). A Fund may invest in ADRs, as well as GDRs, EDRs or other similar securities representing ownership of foreign securities. Depositary Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Investments in non-U.S. issuers through Depositary Receipts and similar instruments may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies. A Fund may invest in both sponsored and unsponsored Depositary Receipts. Unsponsored Depositary Receipts are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored Depositary Receipts and the prices of unsponsored Depositary Receipts may be more volatile than if such instruments were sponsored by the issuer.

–	Investments in Pooled Vehicles Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, and Schroder U.S. Opportunities Fund). A Fund may invest in other investment companies or pooled vehicles, including closed-end funds, trusts, and ETFs, that are advised by the Fund’s sub-adviser or its affiliates or by unaffiliated parties, to the extent permitted by applicable law. When investing in a closed-end investment company, a Fund may pay a premium above such investment company’s net asset value per share and when the shares are sold, the price received by the Fund may be at a discount to net asset value. As a shareholder in an investment company or pooled vehicle, a Fund, and indirectly that Fund’s shareholders, would bear its ratable share of the investment company’s expenses, including advisory and administrative fees, and would at the same time continue to pay its own fees and expenses. Where an investment company or pooled investment vehicle offers multiple classes of shares or interests, the Fund will seek to invest in the class with the lowest expenses to a Fund, although there is no guarantee that it will do so. ETFs issue redeemable securities, but because these securities may only be redeemed in kind in significant amounts investors generally buy and sell shares in transactions on securities exchanges. Investments in other investment companies may be subject to investment limitations such as redemption fees. See “How to Sell Fund Shares – Redemption Fees” for more information.

–	Real Estate Investment Trust Risk. (Schroder International Diversified Value Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund). An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code, and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

–	Over-the-Counter Risk. (Schroder U.S. Opportunities Fund and Schroder U.S. Small And Mid Cap Opportunities Fund). Securities traded in over-the-counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which a Fund pays as part of the purchase price.

–	Equity Markets Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund). Although stocks may outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

–	Management Risk. (All Funds). Because the Funds are actively managed, each Fund’s investment return depends on the ability of its adviser or sub-adviser to manage its portfolio successfully. A Fund’s adviser or sub-adviser and its investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. There is a risk that each Fund’s adviser or sub-adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

–	Frequent Trading/Portfolio Turnover Risk (Schroder U.S. Opportunities Fund and Schroder Total Return Fixed Income Fund). The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund’s investments, particularly in periods of volatile market movements, in order to take advantage of what the Fund’s adviser or sub-adviser believes to be temporary disparities in normal yield relationships between securities. A change in the securities held by a Fund is known as “portfolio turnover.” Portfolio turnover generally involves some expense to a Fund, including bid-asked spreads, dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. During periods when a Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced. For the fiscal year ended October 31, 2007, the Funds had the following portfolio turnover rates: Schroder Emerging Market Equity Fund: 107%; Schroder International Alpha Fund: 112%; Schroder International Diversified Value Fund: 58%; Schroder North American Equity Fund: 38%; Schroder U.S. Opportunities Fund: 77%; Schroder U.S. Small and Mid Cap Opportunities Fund: 93%; and Schroder Total Return Fixed Income Fund: 464%. For Schroder Total Return Fixed Income Fund, the variation in its rate of turnover over the last two fiscal years is due to the nature of the Fund’s investments and market conditions.

Consult your tax advisor regarding the effect of a Fund’s portfolio turnover rate on your investments.

–	U.S. Government Securities Risk. (Schroder Total Return Fixed Income Fund). U.S. Government securities include a variety of securities that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk (as described above under “Interest Rate Risk”), prepayment risk (as described above under “Mortgage and Asset-Backed Securities Risk”), extension risk (as described above under “Extension Risk”), and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

–	Valuation Risk (Schroder Total Return Fixed Income Fund). Due to the nature of some Fund investments and the market environment, a portion of a Fund’s assets may be valued by Schroders at fair value pursuant to guidelines established by the Board of Trustees. A Fund’s assets may be valued using prices provided by a pricing service or, alternatively a, broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. There can be no assurance that prices accurately reflect the price the Fund would receive upon sale of a security, and to the extent the Fund sells a security at a price lower than the price it has been using to value the security, its net asset value will be adversely affected. If a Fund has overvalued securities it holds, you may end up paying too much for the Fund’s shares when you buy into the Fund. If the Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell.

NON-PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES

In addition to the principal investment strategies described in the Principal Investment Strategies section above, each Fund may at times, but is not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that the Funds’ adviser or sub-adviser might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Funds’ adviser and sub-adviser.

–	Short Sales. A Fund may sell a security short when the Fund’s adviser or sub-adviser anticipates that the price of the security will decline. A Fund may make a profit or incur a loss depending on whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund “closes” the short position. A short position will result in a loss if the market price of the security in question increases between the date when the Fund enters into the short position and the date when the Fund closes the short position. Such a loss could theoretically be unlimited in a case where such Fund is unable, for whatever reason, to close out its short position. In addition, short positions may result in a loss if a portfolio strategy of which the short position is a part is otherwise unsuccessful.

–	Securities Loans and Repurchase Agreements. A Fund may lend portfolio securities to broker-dealers, and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. A Fund may enter into securities loans and repurchase agreements as a non-principal investment strategy, as a way to recognize additional current income on securities that it owns.

–	Temporary Defensive Strategies. At times, the Funds’ adviser or sub-adviser may judge that conditions in the securities markets make pursuing a Fund’s investment strategy inconsistent with the best interests of its shareholders. At such times, the Fund’s adviser or sub-adviser may, but is not required to, take temporary “defensive” positions that are inconsistent with a Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In implementing these defensive strategies, the Fund would invest in investment grade fixed income securities, cash or money market instruments to any extent the Fund’s adviser or sub-adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund would use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

–	Pricing. At times market conditions might make it hard to value some investments. If a Fund has valued securities it holds too high, you may end up paying too much for the Fund’s shares when you buy into a Fund. If a Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell. To the extent a Fund relies on a pricing service to value some or all of its portfolio securities, it is possible that the pricing information provided by the service will not reflect the actual price the Fund would receive upon a sale of the security.

–	Other Investments. A Fund may also invest in other types of securities and utilize a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please see the SAI for additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Funds.

–	Securities In Default. Securities that are in default are subject generally to the risks described above under “Principal Risks of Investing in the Fund – High-Yield/Junk Bonds Risk,” and which offer little or no prospect for the payment of the full amount of unpaid principal and interest.

–	Percentage Investment Limitations. Unless otherwise noted, all percentage limitations on Fund investments will apply at the time of investment, including the requirements that: Schroder Emerging Market Equity Fund normally invest at least 80% of its net assets in equity securities of companies the Fund’s sub-adviser considers to be “emerging market” issuers; Schroder International Alpha Fund normally invest at least 65% of its total assets in equity securities of companies the Fund’s adviser considers to be located outside of the United States; Schroder International Diversified Value Fund normally invest at least 65% of its net assets in equity securities of companies located in countries outside of the United States; Schroder North American Equity Fund normally invest at least 80% of its net assets in equity securities of companies organized and principally traded in, or with their principal places of business and principally traded in, North America; Schroder U.S. Opportunities Fund normally invest at least 80% of its net assets in securities of companies the Fund’s adviser considers to be located in the United States; Schroder U.S. Small and Mid Cap Opportunities Fund normally invest at least 80% of its net assets in companies considered by the Fund’s adviser at the time to be small or mid cap companies located in the United States; and Schroder Total Return Fixed Income Fund normally invest at least 80% of its net assets in fixed income obligations. An investment by a Fund would not be considered to violate a percentage limitation unless an excess or deficiency were to occur or exist immediately after and as a result of an investment. References in the discussion of the Funds’ investment policies above to 80% of a Fund’s net assets refer to that percentage of the aggregate of the Fund’s net assets and the amount, if any, of borrowings by a Fund for investment purposes.

–	Private Placements and Restricted Securities. A Fund may invest in securities that are purchased in private placements. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the Fund’s adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value. A Fund’s sale of such investments may also be restricted under securities laws. In the event that the Trustees, or persons designated by the Trustees, determine that a security is “readily marketable” pursuant to these procedures, and a Fund is not able to sell such security at the price that such persons anticipate, the Fund’s net asset value will decrease.

–	When-Issued, Delayed Delivery, and Forward Commitment Transactions. The Funds may purchase securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by a Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for a Fund and involve a risk of loss if the value of the securities declines prior to the settlement date.

MANAGEMENT OF THE FUNDS

Each Trust is governed by a Board of Trustees. The Board of Trustees of each Trust has retained Schroder Investment Management North America Inc. to serve as each Fund’s adviser and to manage the investments of each Fund. Subject to the control of the applicable Board of Trustees, Schroders also manages each Fund’s other affairs and business.

Schroder Investment Management North America Limited (“SIMNA Ltd.”), an affiliate of Schroders, serves as sub-adviser responsible for portfolio management of Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, and Schroder North American Equity Fund.

Schroders (itself and its predecessors) has been an investment manager since 1962, and serves as investment adviser to the Funds and as investment adviser to other mutual funds and a broad range of institutional investors. Schroders plc, Schroders’ ultimate parent, is a global asset management company with approximately $280.5 billion under management as of September 30, 2007. Schroders and its affiliates have clients that are major financial institutions including banks and insurance companies, public and private pension funds, endowments and foundations, high net worth individuals, financial intermediaries and retail investors. Schroders plc has one of the largest networks of offices of any dedicated asset management company and over 300 portfolio managers and analysts covering the world’s investment markets.

–	Management Fees. For the fiscal year ended October 31, 2007, each of the following Funds paid aggregate management fees, net of applicable expense limitations and/or fee waivers, for investment management and administration services to Schroders at the following annual rates (based on each Fund’s average daily net assets): Schroder Emerging Market Equity Fund: 0.07%; Schroder International Alpha Fund: 0.685%; Schroder North American Equity Fund: 0.25%; and Schroder U.S. Opportunities Fund: 1.00%. Each of Schroder International Diversified Value Fund, Schroder U.S. Small and Mid Cap Opportunities Fund and Schroder Total Return Fixed Income Fund did not pay fees during the fiscal year ended October 31, 2007 due to expense limitations and/or fee waivers in effect during that period. As compensation for SIMNA Ltd.’s services as sub-adviser, Schroders pays to SIMNA Ltd. fifty percent of the investment advisory fees Schroders receives from each of Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, and Schroder North American Equity Fund. A discussion regarding the basis for the Trustees’ approval of the investment management agreements for the Funds is available in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2007.

–	Expense Limitations and Waivers. In order to limit the expenses of the Investor Shares of certain Funds, the Funds’ adviser has contractually agreed through February 28, 2009 for Schroder U.S. Opportunities Fund and Schroder Total Return Fixed Income Fund, and through February 28, 2010 for Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund and Schroder U.S. Small and Mid Cap Opportunities Fund to pay or reimburse the applicable Fund for other Fund expenses to the extent that the Total Annual Fund Operating Expenses of a Fund (other than Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses, which may include typically non-recurring expenses such as, for example, organizational expenses, litigation expenses, and shareholder meeting expenses) allocable to each Fund’s Investor Shares exceed the following annual rates (based on the average daily net assets attributable to each Fund’s Investor Shares): Schroder Emerging Market Equity Fund: 1.25%; Schroder International Alpha Fund: 1.15%; Schroder International Diversified Value Fund: 1.15%; Schroder U.S. Opportunities Fund: 1.70%; Schroder U.S. Small and Mid Cap Opportunities Fund: 1.05%; and Schroder Total Return Fixed Income Fund: 0.40%.

–	Portfolio Management. The following portfolio managers at Schroders and SIMNA Ltd. have primary responsibility for making investment decisions for the respective Funds. For each of Schroder International Diversified Value Fund and Schroder North American Equity Fund, all investment decisions are made by a team of investment professionals at SIMNA Ltd. with the portfolio managers listed in the table below for that Fund having primary responsibility for making investment decisions for the Fund. Each portfolio manager’s recent professional experience is also shown. The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and each portfolio manager’s ownership of securities in the respective Fund.

RECENT PROFESSIONAL
FUND	NAME	TITLE	SINCE	EXPERIENCE

Schroder Emerging Market Equity Fund	James Gotto	Portfolio Manager	Inception (March 31, 2006)	Mr. Gotto is a Portfolio Manager of SIMNA Ltd. He has been an employee of SIMNA Ltd. since 1991.

Schroder Emerging Market Equity Fund	Waj Hashmi, CFA	Portfolio Manager	Inception (March 31, 2006)	Mr. Hashmi is a Portfolio Manager of SIMNA Ltd. He has been an employee of SIMNA Ltd. since 2000.

Schroder Emerging Market Equity Fund	Robert Davy	Portfolio Manager	Inception (March 31, 2006)	Mr. Davy is a Portfolio Manager of SIMNA Ltd. He has been an employee of SIMNA Ltd. since 1986.

Schroder Emerging Market Equity Fund	Allan Conway	Head of Emerging Markets Equities	Inception (March 31, 2006)	Mr. Conway is Head of Emerging Markets Equities at SIMNA Ltd. He has been an employee of SIMNA Ltd. since 2004. Formerly, Head of Global Emerging Markets, West LB Asset Management and Chief Executive Officer of West AM (UK) Ltd.

Schroder International Alpha Fund	Virginie Maisonneuve, CFA	Lead Portfolio Manager	March 2005	Ms. Maisonneuve is Head of Schroders’ Global and Europe, Australasia, Far East (EAFE) Team. She has been an employee of SIMNA Ltd. since 2004. Formerly, Co-Chief Investment Officer and Director, Clay Finlay.

Schroder International Alpha Fund	Matthew Dobbs	Portfolio Manager	2004	Mr. Dobbs is Head of Global Small Cap Equities at Schroders and is a member of the Global/EAFE team. He has been an employee of Schroders since 1981.

RECENT PROFESSIONAL
FUND	NAME	TITLE	SINCE	EXPERIENCE

Schroder International Diversified Value Fund and Schroder North American Equity Fund	Justin Abercrombie	Lead Portfolio Manager and Head of Quantitative Equity Products (“QEP”)	Inception (August 30, 2006) (Schroder International Diversified Value Fund) Inception (September 2003) (Schroder North American Equity Fund)	Mr. Abercrombie is the Lead Portfolio Manager and Head of QEP, SIMNA Ltd. He has been an employee of Schroders since 1996. Formerly, founding member of QEP, SIMNA Ltd.

Schroder North American Equity Fund	John Marsland, CFA	Senior Portfolio Manager and Quantitative Analyst	May 2006	Mr. Marsland is a Senior Portfolio Manager and Quantitative Analyst, SIMNA Ltd. He has been an employee of SIMNA Ltd. since May 2006. Formerly, Quantitative Fund Manager, WMG Advisors LLP from January 2005 to April 2006, Head of Risk Advisory, Commerzbank Securities from 2000 to November 2004.

Schroder U.S. Opportunities Fund and Schroder U.S. Small and Mid Cap Opportunities Fund	Jenny B. Jones	Lead Portfolio Manager	2003 (Schroder U.S. Opportunities Fund) Inception (March 31, 2006) (Schroder U.S. Small and Mid Cap Opportunities Fund)	Ms. Jones is the Head of U.S. Small and Mid Cap Equities of Schroders. She has been an employee of Schroders since 2003. Formerly, portfolio manager and Executive Director, Morgan Stanley Investment Advisors Inc.

Schroder Total Return Fixed Income Fund	Wesley A. Sparks, CFA	Portfolio Manager	Inception (December 2004)	Mr. Sparks is Head of U.S. Taxable Fixed Income of Schroders. He has been an employee of Schroders since December 2000. Formerly, portfolio manager at Aeltus Investment Management.

Schroder Total Return Fixed Income Fund	David Harris	Portfolio Manager	Inception (December 2004)	Mr. Harris is Product Manager — U.S. Fixed Income of Schroders. He has been an employee of Schroders since November 1992.

				RECENT PROFESSIONAL
FUND	NAME	TITLE	SINCE	EXPERIENCE

Schroder Total Return Fixed Income Fund	Chris Ames	Portfolio Manager	2008	Mr. Ames is an ABS Portfolio Manager, Fixed Income Group of Schroders, and specializes in managing asset-backed securities and mortgage-backed securities. Formerly, Portfolio Manager with Cheyne Capital from 2005-2007 and Head of ABS and CDO Research at BNP Paribas from 2002-2005. He has been an employee of Schroders since 2007.

Schroder Total Return Fixed Income Fund	Gregg T. Moore, CFA	Portfolio Manager	Inception (December 2004)	Mr. Moore is Fund Manager, Fixed Income of Schroders and has been an employee of Schroders since June 2001. Formerly, quantitative analyst at Aeltus Investment Management.

Schroder Total Return Fixed Income Fund	Ed Fitzpatrick	Portfolio Manager	2006	Mr. Fitzpatrick is Fund Manager, Fixed Income of Schroders. He has been an employee of Schroders since 2006. Formerly, a Vice President of Pershing LLC from 1999 to 2006.

Schroder Total Return Fixed Income Fund	Tony Hui	Portfolio Manager	2007	Mr. Hui is Fund Manager, Fixed Income of Schroders. Formerly, a Trader at UBS from 2002 to 2007. He has been an employee of Schroders since 2007.

HOW THE FUNDS’ SHARES ARE PRICED

Each Fund calculates the net asset value of its Investor Shares by dividing the total value of its assets attributable to its Investor Shares, less its liabilities attributable to those shares, by the number of Investor Shares outstanding. Each Fund values its Investor Shares as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern Time) each day the Exchange is open. The Trusts expect that days, other than weekend days, when the Exchange will not be open are New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Schroders, most nearly represent the market values of such securities. Securities for which market values are not readily available, or for which the Funds’ adviser believes the market value is unreliable (including, for example, certain foreign securities, thinly traded securities, initial public offerings, or when there is a particular event that may affect the value of a security), are valued by Schroders at their fair values pursuant to guidelines established by the Board of Trustees, and under the ultimate supervision of the Board of Trustees. Certain securities, such as various types of options (as described further below), are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries. It is possible that fair value prices will be used by a Fund to a significant extent. The value determined for an investment using the Funds’ fair value guidelines may differ from recent market prices for the investment. Reliable market quotations are not considered to be readily available for many bonds (excluding U.S. Treasury securities), certain preferred stocks, tax-exempt securities and certain foreign securities. Such securities are valued at fair value, generally on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Below investment grade debt instruments (“high yield debt”) and emerging market debt instruments will generally be valued at prices furnished by pricing services based on the mean of bid and asked prices supplied by brokers or dealers, although, if the bid-asked spread exceeds five points, that security will typically be valued at the bid price. Short-term fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, unless Schroders believes another valuation is more appropriate.

Unlisted securities for which market quotations are readily available generally are valued at the most recently reported sale prices on any day or, in the absence of a reported sale price, at mid-market prices. Options and futures contracts traded on a securities exchange or board of trade generally are valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price on the principal exchange where they are traded. Options and futures not traded on a securities exchange or board of trade for which over-the-counter market quotations are readily available are generally valued at the most recently reported mid-market price. Credit default and interest rate swaps are valued at the estimate of the mid-market price, together with other supporting information. Options on indices or ETF shares are valued at the closing mid-market price. If such prices are not available, unlisted securities and derivatives are valued by Schroders at their fair values based on quotations from dealers, and if such quotations are not available, based on factors in the markets where such securities and derivatives trade, such as security and bond prices, interest rates, and currency exchange rates.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends and other days when the Fund does not price its shares. As a result, the value of the Fund’s portfolio securities may change on days when the price of the Fund’s shares is not calculated. The price of the Fund’s shares will reflect any such changes when the price of the Fund’s shares is next calculated, which is the next day the Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, and Schroder Total Return Fixed Income Fund’s investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Schroders’ Fair Value Committee pursuant to guidelines established by the Board of Trustees, and under the ultimate supervision of the Board of Trustees. The net asset value of a Fund’s Investor Shares may differ from that of its Advisor Shares due to differences in the expenses of Investor Shares and Advisor Shares.

HOW TO BUY SHARES

Each Trust, through its distributor, Schroder Fund Advisors Inc. (“SFA”), sells Investor Shares of its Funds at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the applicable Fund.

You may purchase Investor Shares of each Fund by completing the Account Application that accompanies this Prospectus, and sending payment by check or wire as described below. Acceptance of your order will be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority from corporations, administrators, executors, personal representatives, directors, or custodians.

Each Fund sells its Investor Shares at their net asset value next determined after the applicable Fund, its transfer agent, Boston Financial Data Services, Inc. (“BFDS”), or an authorized broker or financial institution (as described below) receives your request in good order (meaning that the request meets the requirements set out below and in the Account Application, and otherwise meets the requirements implemented from time to time by the applicable Fund’s transfer agent or the Fund). In order for you to receive a Fund’s next determined net asset value, the Fund, BFDS or the authorized broker or financial institution must receive your order before the close of trading on the Exchange (normally 4:00 p.m., Eastern Time). Each Trust reserves the right to reject any order to purchase Investor Shares of any of its Funds. Each Trust generally expects to inform any persons that their purchase has been rejected within 24 hours.

The minimum investments for initial and additional purchases of Investor Shares of a Fund are as follows:

Initial Investment	Additional Investments

$250,000	$1,000

The applicable Trust may, in its sole discretion, waive these minimum initial or subsequent investment amounts for share purchases by: an employee of Schroders, any of its affiliates or a financial intermediary authorized to sell shares of a Fund, or such employee’s spouse or life partner, or children or step-children age 21 or younger; investment advisory clients of Schroders; and current or former Trustees. For share purchases made through certain fund networks or other financial intermediaries, the investment minimums associated with the policies and programs of the fund network or financial intermediary will apply.

Investor Shares of the Funds are intended for purchase by investors making a minimum initial investment of $250,000 and purchasing shares directly from the Fund. Advisor Shares of the Funds are offered through another prospectus and are intended for investors making a minimum initial investment of $2,500 and purchasing shares through a financial intermediary.

The Funds do not issue share certificates.

Each Trust may suspend the offering of Investor Shares of its Funds for any period of time. Each Trust may change any investment minimum from time to time.

Purchases by check.  You may purchase Investor Shares of a Fund by mailing a check (in U.S. dollars) payable to the Fund. If you wish to purchase Investor Shares of two or more Funds, make your check payable to Schroder Mutual Funds and include written instructions as to how the amount of your check should be allocated among the Funds whose shares you are purchasing. Schroder Mutual Funds will not accept third-party checks or starter checks. You should direct your check and your completed Account Application as follows:

REGULAR MAIL	OVERNIGHT OR EXPRESS MAIL
Schroder Mutual Funds P.O. Box 8507 Boston, MA 02266	Boston Financial Data Services, Inc. Attn: Schroder Mutual Funds 30 Dan Road Canton, MA 02021

For initial purchases, a completed Account Application must accompany your check.

Purchases by bank wire.  If you make your initial investment by wire, a completed Account Application must precede your order. Upon receipt of the Application, BFDS will assign you an account number. BFDS will process wire orders received prior to the close of trading on the Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading at the net asset value next determined as of the end of that day. BFDS will process wire orders received after that time at the net asset value next determined thereafter.

Please call BFDS at (800) 464-3108 to give notice that you will send funds by wire, and obtain a wire reference number. (From outside the United States, please call (617) 483-5000 and ask to speak with a Schroder Mutual Funds representative.) Please be sure to obtain a wire reference number. Instruct your bank to wire funds with the assigned reference number as follows:

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
ABA No.: 011000028
Attn: Schroder Mutual Funds
DDA No.: 9904-650-0
FBO: Account Registration
A/C: Mutual Fund Account Number
     Name of Fund

BFDS will not process your purchase until it receives the wired funds.

Automatic purchases.  You can make regular investments of $100 or more per month or quarter in Investor Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call (800) 464-3108.

Brokers and other financial institutions.  You may also buy and exchange Investor Shares of the Funds through an authorized broker or other financial institution that has an agreement with Schroders or SFA. The purchase and exchange policies and fees charged by such brokers and other institutions may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different investment minimums or limitations on buying or exchanging Investor Shares. Please consult a representative of your financial institution for further information.

Certain brokers or other financial institutions may accept purchase orders for Investor Shares on behalf of the Funds. Such brokers or financial institutions may designate other intermediaries to accept purchase orders on behalf of the Funds. For purposes of pricing, a Fund will be deemed to have received a purchase order when an authorized broker or financial institution or, if applicable, a broker or financial institution’s authorized designee, receives the order. Agreements between such brokers or financial institutions and SFA, the Trusts’ distributor, provide that these orders will be priced at the Fund’s net asset value next determined after they are received by the broker or financial institution or authorized designee. Orders received in good order prior to the close of the Exchange on any day the Exchange is open for trading will receive the net asset value next determined as of the end of that day. Orders received after that time will receive the next day’s net asset value.

Brokers or other agents may charge investors a fee for effecting transactions in shares of a Fund, in addition to any fees the Fund charges.

Purchases in kind.  Investors may purchase Investor Shares of a Fund for cash or in exchange for securities, subject to the determination by Schroders in its discretion that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroders will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If a Fund receives securities from an investor in exchange for Investor Shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund’s gain for tax purposes would be calculated with regard to the investor’s tax basis), and in such cases the Fund’s holding period in those securities would include the investor’s holding period. Any gain on the sale of securities received in exchange for Investor Shares of the Fund would be subject to distribution as capital gain to all of the Fund’s shareholders. (In some circumstances, receipt of securities from an investor in exchange for Investor Shares of the Fund may be a taxable transaction to the investor, in which case the Fund’s tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) The Funds value securities accepted by Schroders in the same manner as are the Funds’ portfolio securities as of the time of the next determination of a Fund’s net asset value. Although the Funds seek to determine the fair value of securities contributed to a Fund, any valuation that does not reflect fair value may dilute the interests of the purchasing shareholder or the other shareholders of the Funds. All rights reflected in the market price of accepted securities at the time of valuation become the property of the Funds and must be delivered to the Funds upon receipt by the investor. Investors may realize a taxable gain or loss upon the exchange. Investors interested in purchases through exchange should telephone BFDS at (800) 464-3108, their Schroders client representative, or other financial intermediary.

Certain payments by Schroders or its affiliates.  SFA, Schroders, or their affiliates may, at their own expense and out of their own assets, provide compensation to financial intermediaries in connection with sales of Fund shares or shareholder servicing. In some instances, they may make this compensation available only to certain intermediaries who have sold or are expected to sell significant amounts of shares of a Fund. See

“Payments to Financial Intermediaries.” If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information.

HOW TO SELL SHARES

When you may redeem.  You may sell your Investor Shares back to a Fund on any day the Exchange is open by sending a letter of instruction or stock power form to Schroder Mutual Funds, or by calling BFDS at (800) 464-3108. Redemption requests received in good order by Schroder Mutual Funds, BFDS, or an authorized broker or financial institution (as described below) prior to the close of the Exchange on any day the Exchange is open for trading will be priced at the net asset value next determined as of the end of that day. Orders received after that time will receive the next day’s net asset value. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor’s account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration. A bank, broker-dealer, or certain other financial institutions must guarantee the signature(s) of all account holders for any redemption request in excess of $50,000, or for any amount being sent to an address or bank account that is not registered on the account. The Stamp 2000 Medallion Guarantee is the only acceptable form of guarantee. An investor can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker-dealer that participates in one of the Medallion signature guarantee programs. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Telephone redemption proceeds will be sent only to you at an address on record with a Fund for at least 30 days. Unless otherwise agreed, you may only exercise the telephone redemption privilege to redeem shares worth not more than $50,000. Each Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, surviving joint owners, those acting through powers of attorney, or similar delegation.

Each Trust will pay you for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in good order. Each Trust generally sends payment for shares on the business day after a request is received. In case of emergencies, each Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. If you paid for your Investor Shares by check, each Trust will not send you your redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 15 calendar days from the purchase date.

Brokers and other financial institutions.  You may also redeem and exchange Investor Shares of the Funds through an authorized broker or other financial institution that has an agreement with Schroders or SFA. The redemption and exchange policies and fees charged by such brokers and other institutions may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different investment minimums or limitations on exchanging or redeeming Investor Shares. Please consult a representative of your financial institution for further information.

Certain brokers or other financial institutions may accept redemption orders for Investor Shares on behalf of the Funds. Such brokers or financial institutions may designate other intermediaries to accept redemption orders on behalf of the Funds. For purposes of pricing, a Fund will be deemed to have received a redemption order when an authorized broker or financial institution or, if applicable, a broker or financial institution’s authorized designee, receives the order. Agreements between such brokers or financial institutions and SFA, the Trusts’ distributor, provide that these orders will be priced at the Fund’s net asset value next determined after they are received by the broker or financial institution or authorized designee. Orders received in good order prior to the close of the Exchange on any day the Exchange is open for trading will receive the net asset value next determined as of the end of that day. Orders received after that time will receive the next day’s net asset value.

Brokers or other agents may charge investors a fee for effecting transactions in shares of a Fund, in addition to any fees a Fund charges.

Involuntary redemptions.  If, because of your redemptions, your account balance for any of the Funds falls below a minimum amount set by the Trustees (presently $2,000), a Trust may choose to redeem your Investor Shares in the Funds and pay you for them. You will receive at least 30 days’ written notice before the Trust redeems your Investor Shares, and you may purchase additional Investor Shares at any time to avoid a redemption. Each Trust may also redeem Investor Shares if you own shares of the Funds above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Suspension.  Each Trust may suspend the right of redemption of a Fund or postpone payment by a Fund during any period when: (1) trading on the Exchange is restricted, as determined by the Securities and Exchange Commission (“SEC”), or the Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists, making disposal of portfolio investments or determination of a Fund’s net asset value not reasonably practicable.

Redemptions in kind.  The Trusts do not expect to redeem Investor Shares in kind under normal circumstances. If a Trust redeems your Investor Shares in kind, you should expect to incur brokerage expenses and other transaction costs upon the disposition of the securities you receive from the Fund. In addition, the price of those securities may change between the time when you receive the securities and the time when you are able to dispose of them. Schroder Capital Funds (Delaware) has agreed to redeem Investor Shares of Schroder International Alpha Fund and Schroder U.S. Opportunities Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets attributable to Investor Shares during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Schroder Capital Funds (Delaware) may pay any redemption proceeds exceeding this amount for any of these Funds in whole or in part by a distribution in kind of securities held by the applicable Fund in lieu of cash. Schroder Global Series Trust and Schroder Series Trust may pay redemption proceeds in any amount with respect to Schroder Emerging Market Equity Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Small and Mid Cap Opportunities Fund, or Schroder Total Return Fixed Income Fund in whole or in part by a distribution in kind of liquid securities held by the applicable Fund in lieu of cash.

General.  If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each signature, by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. For more details, please contact BFDS at (800) 464-3108, your Schroders client representative or your financial intermediary. Each Trust may require corporations, fiduciaries, and other types of shareholders to supply additional documents which support their authority to effect a redemption. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, BFDS will follow reasonable procedures to confirm that telephone instructions are genuine. BFDS and the Trusts generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but the applicable party or parties may be liable if they do not follow these procedures.

Redemption fee.  Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund each imposes a 2.00% redemption fee on shares redeemed (including in connection with an exchange) two months or less from their date of purchase. The fee is not a sales charge (load); it is paid directly to the Fund. The purpose of the redemption fee is principally to discourage market timing, and also to help defray costs incurred by a Fund in connection with short-term trading by investors in its shares.

To the extent that the redemption fee applies, the price you will receive when you redeem your shares of a Fund is the net asset value next determined after receipt of your redemption request in good order, minus the redemption fee. The Funds permit exceptions to the redemption fee policy for the following transactions:

–	to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly, or, if more frequent, was the result of an extraordinary change in the management or operation of the wrap program leading to a revised investment model that is applied across all applicable accounts in the wrap program;

–	to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;

–	to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, the following transactions in participant-directed retirement plans:

–	where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, and loan repayments);

–	redemptions made in connection with taking out a loan from the plan;

–	redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders;

–	redemptions made as part of a systematic withdrawal plan;

–	redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan;

–	redemptions made in connection with a participant’s termination of employment; and

–	redemptions made as part of a periodic rebalancing under an asset allocation model.

–	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in a Fund;

–	redemptions of shares acquired through the reinvestment of dividends or distributions paid by a Fund;

–	redemptions and exchanges effected by other mutual funds (e.g., funds of funds) that are sponsored by Schroders or its affiliates;

–	to the extent a Fund is used as a qualified default investment alternative under the Employee Retirement Income Security Act of 1974 for certain 401(k) plans; and

–	otherwise as the officers of Schroders or the applicable Trust may determine is appropriate after consideration of the purpose of the transaction and the potential impact to the Funds.

The application of the redemption fee and exceptions may vary among intermediaries, and certain intermediaries may not apply the exceptions listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the redemption fee will be applied to redemptions of your shares.

For purposes of computing the redemption fee, redemptions by a shareholder to which the fee applies will be deemed to have been made on a first-purchased, first-redeemed basis.

EXCHANGES

You can exchange your Investor Shares of a Fund for Investor Shares of other funds in the Schroder family of funds offered in this Prospectus at any time at their respective net asset values. An exchange of shares of Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund may be subject to a redemption fee of 2.00% as described above under “Redemption Fee” (such that the exchange would be made at net asset value minus any redemption fee). The Trusts would treat the exchange as a sale of your Investor Shares, and any gain on the exchange will generally be subject to tax. For a listing of the Schroder funds available for exchange and to exchange Investor Shares, please call (800) 464-3108. (From outside the United States, please call (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.) In order to exchange shares by telephone, you must complete the appropriate section of the Account Application. The Trusts and Schroders reserve the right to change or suspend the exchange privilege at any time. Schroders would notify shareholders of any such change or suspension.

DIVIDENDS AND DISTRIBUTIONS

Schroder Total Return Fixed Income Fund declares dividends from net investment income daily and distributes these dividends monthly. Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund each declare dividends from net investment income and distribute these dividends annually. All Funds distribute any net realized capital gain at least annually. All Funds make distributions from net capital gain after applying any available capital loss carryovers.

Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends through the date of redemption.

You can choose from four distribution options:

–	Reinvest all distributions in additional Investor Shares of your Fund;

–	Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Investor Shares of your Fund;

–	For each Fund except Schroder North American Equity Fund, receive distributions from net investment income in additional Investor Shares of your Fund while receiving capital gain distributions in cash; or

–	Receive all distributions in cash.

You can change your distribution option by notifying BFDS in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in Investor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

If correspondence to a shareholder’s address of record is returned, then, unless BFDS determines the shareholder’s new address, BFDS will reinvest dividends and other distributions returned to it in the applicable Fund(s), and if the correspondence included checks, the checks will be canceled and re-deposited to the shareholder’s account at then-current net asset value.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Excessive trading can hurt Fund performance, operations, and shareholders. The Board of Trustees of each of the Funds has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Each Fund discourages, and does not accommodate, frequent purchases and redemptions of the Fund’s shares to the extent Schroders believes that such trading is harmful to a Fund’s shareholders, although a Fund will not necessarily prevent all frequent trading in its shares. Each Fund reserves the right, in its discretion, to reject any purchase, in whole or in part (including, without limitation, purchases by persons whose trading activity Schroders believes could be harmful to the Fund). Each Trust or Schroders may also limit the amount or number of exchanges or reject any purchase by exchange if the Trust or Schroders believes that the investor in question is engaged in “market timing activities” or similar activities that may be harmful to a Fund or its shareholders, although the Trusts and Schroders have not established any maximum amount or number of such exchanges that may occur in any period. Each Trust generally expects to inform any persons that their purchase has been rejected within 24 hours. In addition, the Boards of Trustees of Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund have established a 2.00% redemption fee for shares of these Funds held for two months or less from their date of purchase. See “How to Sell Shares – Redemption Fee” for further information. The ability of Schroders to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to Schroders regarding underlying beneficial owners of Fund shares. Each Trust or its distributor may enter into written agreements with financial intermediaries who hold omnibus accounts that require the intermediaries to provide certain information to the Trust regarding shareholders who hold shares through such accounts and to restrict or prohibit trading in Fund shares by shareholders identified by the Trust as having engaged in trades that violate the Trusts’ “market timing” policies. Each Trust or Schroders may take any steps they consider appropriate in respect of frequent trading in omnibus accounts, including seeking additional information from the holder of the omnibus account or potentially closing the omnibus account (although there can be no assurance that the Trust or Schroders would do so). Please see the applicable SAI for additional information on frequent purchases and redemptions of Fund shares. There can be no assurance that the Funds or Schroders will identify all harmful purchase or redemption activity, or market timing or similar activities, affecting the Funds, or that the Funds or Schroders will be successful in limiting or eliminating such activities.

PAYMENTS TO FINANCIAL INTERMEDIARIES

SFA, the Funds’ distributor, Schroders, or any of their affiliates, may, from time to time, make payments to financial intermediaries for sub-administration, sub-transfer agency, or other shareholder services or distribution, out of their own resources and without additional cost to a Fund or its shareholders. For Advisor Shares, these payments may be in addition to payments made with 12b-1 fees or sales loads. Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. These financial intermediaries may include, among others, brokers, financial planners or advisers, banks (including bank trust departments), retirement plan and qualified tuition program administrators, third-party administrators, and insurance companies.

In some cases, a financial intermediary may hold its clients’ shares of the Funds in nominee or street name. Financial intermediaries may provide shareholder services, which may include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual and semiannual reports, shareholder notices, and other SEC-required communications; processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SFA, Schroders, or their affiliates to an intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid by SFA, Schroders, or their affiliates to different financial intermediaries for distribution and/or shareholder services varies. In most cases, the compensation is paid at an annual rate ranging up to 0.40% (0.00% to 0.40%) of the value of the financial intermediary’s clients’ investments in the Funds.

SFA or its affiliates, at their own expense and out of their own assets, also may provide other compensation to financial intermediaries in connection with conferences, sales, or training programs for employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, the compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Intermediaries that are registered broker-dealers may not use sales of Fund shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority (“FINRA”).

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. A financial intermediary could also have an incentive to recommend a particular Fund or share class. Please speak with your financial intermediary to learn more about the total amounts paid to your financial intermediary and his or her firm by SFA and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

TAXES

Taxes on dividends and distributions. For federal income tax purposes, distributions of investment income are taxed as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund has held for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less and gains on the sale of bonds characterized as a market discount sale will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Schroder Total Return Fixed Income Fund does not expect a significant portion of its distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a

Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

A Fund’s investment in certain debt obligations and derivative contracts may cause the Fund to recognize taxable income in excess of the cash generated by such obligations or contracts. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

In general, dividends (other than capital gain dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”), are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Funds beginning before January 1, 2008, the Funds generally will not be required to withhold any amounts with respect to distributions of (i) U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Funds. Legislation to extend this provision one year was proposed in 2007 and is still pending; whether it will be enacted is unclear.

Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011.

Taxes when you sell, redeem or exchange your shares. Any gain resulting from a redemption, sale or exchange (including an exchange for shares of another fund) of your shares in a Fund will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you have owned your shares.

Foreign taxes. A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s return on those securities would be decreased. Shareholders of Schroders Funds that invest more than 50% of their assets in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of other Schroders funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions.

Derivatives. A Fund’s use of derivatives may affect the amount, timing, and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Consult your tax advisor about other possible tax consequences. This is a summary of certain U.S. federal income tax consequences of investing in the Funds. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local and foreign tax consequences of investing in the Funds.

DISCLOSURES OF FUND PORTFOLIO INFORMATION

Please see the Funds’ SAI for a description of the Funds’ policies and procedures regarding the persons to whom the Funds or Schroders may disclose a Fund’s portfolio securities positions, and under which circumstances.

FINANCIAL HIGHLIGHTS

The financial highlights below are intended to help you understand the financial performance of each of the Funds for the past five years or, if more recent, since their inception. Certain information reflects financial results for a single Fund share. The total returns represent the total return for an investment in Investor Shares of a Fund, assuming reinvestment of all dividends and distributions.

For all periods through the fiscal year ended October 31, 2007, the financial highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accountant to the Funds. The audited financial statements for the Funds and the related independent registered public accountant’s report are contained in the Funds’ combined Annual Report and are incorporated by reference into the Funds’ SAI. Copies of the Annual Report may be obtained without charge by writing the Funds at P.O. Box 8507, Boston, Massachusetts 02266, or by calling (800) 464-3108. The Funds’ Annual Report is also available on the following website: www.schroderfunds.com.

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding
Through the Period Ended October 31

	Net Asset						Dividends
	Value,			Net Realized		Total From	From Net	Distributions	Distributions
	Beginning	Net Investment		and Unrealized		Investment	Investment	From Net	From Return of
	of Period	Income (Loss)		Gains (Losses)		Operations	Income	Realized Gain	Capital

Emerging Market Equity Fund
2007	$10.55	$0.04		$7.37		$7.41	$(0.05)	$—	$—
2006(b)	10.00	0.04		0.51		0.55	—	—	—
International Alpha Fund
2007	$10.64	$0.11	(1)	$2.78	†	$2.89	$(0.09)	$—	$—
2006	8.35	0.12		2.34		2.46	(0.17)	—	—
2005	7.08	0.14		1.22		1.36	(0.09)	—	—
2004	6.37	0.09		0.75		0.84	(0.13)	—	—
2003	5.37	0.10		1.08		1.18	(0.12)	(0.06)	—
International Diversified Value Fund
2007	$10.54	$0.48		$2.80		$3.28	$(0.11)	$(0.06)	$—
2006(c)	10.00	0.04		0.50		0.54	—	—	—
North American Equity Fund
2007	$12.63	$0.31		$1.49		$1.80	$(0.28)	$(0.63)	$—
2006	11.15	0.23		1.53		1.76	(0.10)	(0.18)	—
2005(d)	11.00	0.06		0.63		0.69	(0.05)	(0.49)	—
2005(e)	10.88	0.22		0.62		0.84	(0.20)	(0.52)	—
2004(e)(f)	10.00	0.09		0.86		0.95	(0.04)	(0.03)	—
U.S. Opportunities Fund
2007	$23.06	$0.02	(1)	$4.30	†	$4.32	$—	$(1.98)	$—
2006	19.66	—	(h)	4.15	†	4.15	—	(0.75)	—
2005	19.58	—	(h)	2.11	†	2.11	—	(2.03)	—
2004	16.18	—	(h)	3.40	†	3.40	—	—	—
2003	12.57	(0.16)		4.11		3.95	—	(0.34)	—
U.S. Small and Mid Cap Opportunities Fund
2007	$10.25	$(0.03	)(1)	$2.35	†	$2.32	$(0.01)	$—	$—
2006(b)	10.00	—	(h)	0.25		0.25	—	—	—
Total Return Fixed Income Fund
2007	$9.81	$0.50		$(0.03)		$0.47	$(0.49)	$—	$—
2006	9.85	0.48		(0.01)		0.47	(0.49)	(0.02)	—
2005(g)	10.00	0.30		(0.15)		0.15	(0.30)	—	—

				Ratio of	Ratio of	Ratio of Net
				Expenses to	Expenses to	Investment
				Average Net	Average Net	Income (Loss) to
				Assets	Assets	Average Net
				(Including Waivers,	(Excluding	Assets (Including
	Net Asset		Net Assets,	Reimbursements	Waivers,	Waivers,
	Value, End	Total	End of Period	and Excluding	Reimbursements	Reimbursements	Portfolio
Total Distributions	of Period	Return(a)	(000)	Offsets)	and Offsets)	and Offsets)	Turnover Rate

$(0.05)	$17.91	70.50%	$27,774	1.75%	2.68%	0.37%	107%
—	10.55	5.50	12,767	1.87 *	4.88	0.88	49%
$(0.09)	$13.44	27.38%	$28,483	1.25%	1.54%	0.92%	112%
(0.17)	10.64	29.86	22,962	1.25	2.45	1.68	76
(0.09)	8.35	19.45	6,545	1.25	3.88	1.85	126
(0.13)	7.08	13.31	5,233	1.25	3.36	1.16	136
(0.18)	6.37	22.66	6,242	1.25	3.27	2.09	50
$(0.17)	$13.65	31.56%	$12,479	1.25%	3.85%	2.97%	58%
—	10.54	5.40	9,484	1.25	8.61	2.30	7
$(0.91)	$13.52	15.08%	$809,998	0.33%	0.33%	1.82%	38%
(0.28)	12.63	16.04	1,261,983	0.33	0.33	1.66	51
(0.54)	11.15	6.35	1,303,276	0.35	0.35	1.39	30
(0.72)	11.00	7.59	883,146	0.33	0.33	1.79	89
(0.07)	10.88	9.56	890,929	0.37	0.37	1.29	54
$(1.98)	$25.40	20.02%	$302,351	1.25%	1.25%	0.10%	77%
(0.75)	23.06	21.67	231,009	1.21	1.21	(0.11)	101
(2.03)	19.66	11.26	140,467	1.13	1.13	(0.29)	107
—	19.58	21.01	73,679	1.62	1.62	(0.83)	144
(0.34)	16.18	32.13	46,783	1.93	2.25	(1.22)	162
$(0.01)	$12.56	22.60%	$10,197	1.40%	3.13%	(0.23)%	93%
—	$10.25	2.50	6,952	1.55 **	6.14	(0.05)	46
$(0.49)	$9.79	4.90%	$71,259	0.40%	0.96%	4.97%	464%
(0.51)	9.81	4.90	21,795	0.40	2.05	4.86	295
(0.30)	9.85	1.51	9,138	0.40	3.05	3.61	571

*  Had custody offsets been included the ratio would have been 1.75%.

**  Had custody offsets been included the ratio would have been 1.40%.

†  Includes redemption fees. Amount less than $0.01 per share.

(1)  Per share net investment income (loss) calculated using average shares.

(a)  Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown. Total return calculations for a period of less than one year are not annualized

(b)  Commenced operations on March 31, 2006. All ratios for the period have been annualized, except for the Total Return and the Portfolio Turnover Rate.

(c)  Commenced operations on August 30, 2006. All ratios for the period have been annualized, except for the Total Return and the Portfolio Turnover Rate.

(d)  For the six months ended October 31, 2005. The North American Equity Fund’s fiscal year end changed from April 30 to October 31. All ratios for the period have been annualized, except for the Total Return and the Portfolio Turnover Rate.

(e)  For the year or period ended April 30.

(f)  Commenced operations on September 17, 2003. All ratios for the period have been annualized, except for the Total Return and the Portfolio Turnover Rate.

(g)  Commenced operations on December 31, 2004. All ratios for the period have been annualized, except for the Total Return and the Portfolio Turnover Rate.

(h)  Amount was less than $0.01 per share.

USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation. If a Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their net asset values at the time of the redemption.

INVESTMENT MANAGER
Schroder Investment Management North America Inc.
875 Third Avenue
New York, New York 10022

INVESTMENT SUB-ADVISER
SCHRODER EMERGING MARKET EQUITY FUND, SCHRODER
INTERNATIONAL ALPHA FUND, SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND,
AND SCHRODER NORTH AMERICAN EQUITY FUND
Schroder Investment Management North America Limited
31 Gresham Street
London EC2V 7QA

ADMINISTRATOR
SCHRODER EMERGING MARKET EQUITY FUND, SCHRODER INTERNATIONAL
DIVERSIFIED VALUE FUND, SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND,
AND SCHRODER TOTAL RETURN FIXED INCOME FUND
SEI Investments Global Funds Services
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

ADMINISTRATOR
SCHRODER NORTH AMERICAN EQUITY FUND
Schroder Fund Advisors, Inc.
875 Third Avenue
New York, New York 10022

SUB-ADMINISTRATOR
SCHRODER INTERNATIONAL ALPHA FUND, SCHRODER NORTH AMERICAN EQUITY FUND, AND
SCHRODER U.S. OPPORTUNITIES FUND
SEI Investments Global Funds Services
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

CUSTODIAN
J.P. Morgan Chase Bank
270 Park Avenue
New York, New York 10017

DISTRIBUTOR
Schroder Fund Advisors Inc.
875 Third Avenue
New York, New York 10022

TRANSFER AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

COUNSEL
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1700
2001 Market Street
Philadelphia, Pennsylvania 19103

SCHRODER CAPITAL FUNDS (DELAWARE)
Schroder International Alpha Fund
Schroder U.S. Opportunities Fund

SCHRODER SERIES TRUST
Schroder Emerging Market Equity Fund
Schroder International Diversified Value Fund
Schroder U.S. Small and Mid Cap Opportunities Fund
Schroder Total Return Fixed Income Fund

SCHRODER GLOBAL SERIES TRUST
Schroder North American Equity Fund

The Funds have a Statement of Additional Information (“SAI”) and annual report to shareholders which contain additional information about the Funds. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. The SAI and the financial statements included in the Funds’ most recent annual reports to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. You may get free copies of these materials, request other information about the Funds, or make shareholder inquiries by calling (800) 464-3108. From outside the United States, please call (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds. The Funds’ SAI and annual report are also available on the following website: www.schroderfunds.com.

You may review and copy information about each Fund, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about each Fund on the Commission’s Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trusts’ file number under the Investment Company Act, which are: Schroder Capital Funds (Delaware): 811-1911; Schroder Series Trust: 811-7840; and Schroder Global Series Trust: 811-21364.

SCHRODER CAPITAL FUNDS (DELAWARE)
SCHRODER SERIES TRUST
SCHRODER GLOBAL SERIES TRUST
875 Third Avenue
New York, New York 10022
(800) 464-3108

File No. 811-1911 – Schroder Capital Funds (Delaware)
File No. 811-7840 – Schroder Series Trust
File No. 811-21364 – Schroder Global Series Trust

PRO-INVESTOR
49777

Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
Registration File No.: 33-65632

PROSPECTUS

March 1, 2008
(as revised November 24, 2008 to incorporate supplements dated July 28, 2008, September 10, 2008, October 14, 2008, and October 24, 2008)

Equity Funds

SCHRODER EMERGING MARKET EQUITY FUND
SCHRODER INTERNATIONAL ALPHA FUND
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
SCHRODER NORTH AMERICAN EQUITY FUND
SCHRODER U.S. OPPORTUNITIES FUND*
SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND

Taxable Fixed Income Fund

SCHRODER TOTAL RETURN FIXED INCOME FUND

Advisor Shares

* Closed to new investors, subject to certain exceptions described in this Prospectus.

This Prospectus describes seven mutual funds (each, a “Fund” and collectively, the “Funds”) offered by Schroder Capital Funds (Delaware), Schroder Series Trust, or Schroder Global Series Trust (each, a “Trust” and collectively, the “Trusts”). Each Fund is a series of one of the Trusts.

Schroder Emerging Market Equity Fund seeks capital appreciation through investment principally in equity securities of companies in emerging market countries in regions such as Asia, Latin America, Eastern Europe, the Middle East, and Africa.

Schroder International Alpha Fund seeks long-term capital appreciation through investment in securities markets outside the United States.

Schroder International Diversified Value Fund seeks long-term capital appreciation by investing principally in a portfolio of equity securities of companies located outside the United States that the Fund’s investment sub-adviser considers to offer attractive valuations.

Schroder North American Equity Fund seeks capital growth by investing primarily in equity securities of companies in the United States.

Schroder U.S. Opportunities Fund seeks capital appreciation by investing primarily in equity securities of companies in the United States with market capitalizations of $3 billion or less.

Schroder U.S. Small and Mid Cap Opportunities Fund seeks capital appreciation by investing primarily in equity securities of small and mid cap companies in the United States.

Schroder Total Return Fixed Income Fund seeks a high level of total return by investing in a portfolio of fixed income obligations. The Fund intends to maintain a dollar-weighted average portfolio duration of three to six years.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully. You can call the Schroder Mutual Funds at (800) 464-3108 to find out more about these Funds and other funds in the Schroder family of funds. From outside the United States, please call (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

SCHRODER CAPITAL FUNDS (DELAWARE)
SCHRODER SERIES TRUST
SCHRODER GLOBAL SERIES TRUST

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SUMMARY INFORMATION

SCHRODER EMERGING MARKET EQUITY FUND

Investment Objective. To seek capital appreciation.

Principal Investment Strategies. The Fund normally invests at least 80% of its net assets in equity securities of companies the Fund’s sub-adviser considers to be “emerging market” issuers. (This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least 60 days’ prior written notice to shareholders.) The Fund may use derivatives for purposes of complying with this policy. The Fund may invest the remainder of its assets in securities of issuers located anywhere in the world. The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, warrants to purchase common and preferred stocks, and index-linked warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or other similar securities representing ownership of foreign securities (collectively, “Depositary Receipts”). The Fund may also invest in securities of closed-end investment companies and exchange-traded funds (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges) (“ETFs”), including securities of emerging market issuers. An investment in a domestic closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of emerging market issuers, and has “emerging market” or the equivalent in its name, or foreign funds with similar investment policies, will be treated as an investment in equity securities of emerging market issuers for purposes of determining if the Fund has invested at least 80% of its net assets in such securities.

The Fund invests in equity securities of issuers domiciled or doing business in “emerging market” countries in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund’s sub-adviser currently considers “emerging market” issuers to be issuers domiciled in or deriving a substantial portion of their revenues from countries not included at the time of investment in the Morgan Stanley Capital World Index. Countries currently in this Index include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong SAR, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Fund’s sub-adviser may at times determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund’s investments. The Fund’s sub-adviser has determined that Chinese companies listed in Hong Kong will be considered emerging market issuers for this purpose. There is no limit on the amount of the Fund’s assets that may be invested in securities of issuers domiciled in any one emerging market country, although the Fund will typically seek to allocate its investments among a number of different emerging market countries.

The Fund invests in issuers and countries that its sub-adviser believes offer the potential for capital growth. In identifying investments for the Fund, the Fund’s sub-adviser considers a variety of factors, including the issuer’s likelihood of above average earnings growth, the securities’ attractive relative valuation, and whether the issuer enjoys proprietary advantages. The Fund may invest in securities of companies of any size, including companies with large, medium, and small market capitalizations, including micro-cap companies. The Fund may also purchase securities issued in initial public offerings. In addition, the Fund’s sub-adviser considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when the Fund’s sub-adviser believes they are fully priced or to take advantage of other investments the Fund’s sub-adviser considers more attractive.

The Fund may purchase or sell structured notes, or enter into swap transactions, for hedging or as an alternative to purchasing or selling securities. The Fund’s sub-adviser may hedge some of the Fund’s foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so. The Fund may also purchase or sell futures on indices, including country specific or overall emerging market indices. The Fund may use derivatives to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds.

Principal Risks.

–	It is possible to lose money on an investment in the Fund.

–	Emerging Markets Securities Risk. The Fund may invest in “emerging market” countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country’s dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries’ economies, currencies, and securities markets. Also, emerging market issuers are often smaller and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller capitalization companies described below under “Small and Mid Cap Companies Risk.”

–	Foreign Investment Risk. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. Investments in foreign countries may also be subject to foreign withholding taxes.

–	Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

–	Geographic Focus Risk. To the extent the Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

–	Small and Mid Cap Companies Risk. Many companies located in emerging markets have smaller market capitalizations than those of comparable companies located in developed markets. Small companies tend to be more vulnerable to adverse developments than larger companies. The Fund may invest in micro-cap companies, which tend to be particularly sensitive to the risks associated with small companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers’ earnings potential or assets.

–	Equity Securities Risk. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

–	Convertible Securities Risk. The Fund may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities.

–	Warrants Risk. The Fund may invest in warrants to purchase equity securities and index-linked warrants. The price, performance and liquidity of such warrants are typically linked to the underlying stock or index, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for these warrants.

–	Investments in Pooled Vehicles Risk. The Fund may invest in shares of closed-end investment companies (including single country funds) and ETFs. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

–	Depositary Receipts Risk. The Fund may invest in sponsored or unsponsored Depositary Receipts. Investments in non-U.S. issuers through Depositary Receipts and similar instruments may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies.

–	Equity Markets Risk. The values of equity securities fluctuate in response to issuer, political, market, and economic developments. Equity prices can fluctuate dramatically over short time periods in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large capitalization stocks can react differently from small capitalization stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

–	Initial Public Offerings (IPOs) Risk. The Fund may purchase securities of companies in initial public offerings of their securities, either in the initial offering itself or shortly after the initial offering. Such investments are subject generally to the risks described above under “Small and Mid Cap Companies Risk.” Such securities have no trading history, and information about such companies may be available for very limited periods. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs or invest to the extent desired. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. The prices of securities sold in initial public offerings can be highly volatile.

–	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when the Fund invests in a derivative instrument it could lose more than the principal amount invested.

–	Liquidity Risk. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times. Illiquid securities may be highly volatile and difficult to value.

–	Management Risk. Because the Fund is actively managed, its investment return depends on the ability of its sub-adviser to manage its portfolio successfully. The Fund’s sub-adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. There is a risk that the Fund’s sub-adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

Performance Information.

Below is a bar chart that shows the investment returns of the Fund’s Advisor Shares for each full calendar year since the Fund commenced operations. The table following the bar chart shows how the Fund’s annual return for the last year and average annual return for the life of the Fund compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.

During the period shown above, the highest quarterly return was 15.48% for the quarter ended September 30, 2007, and the lowest was 1.87% for the quarter ended March 31, 2007.

Average Annual Total Returns		Life of Fund
(For the period ended December 31, 2007)	One Year	(Since March 31, 2006)

Return Before Taxes	39.44%	32.87%
Return After Taxes on Distributions (1)	34.46%	30.07%
Return After Taxes on Distributions and Sale of Fund Shares (1)	26.81%	26.96%
Morgan Stanley Capital Institutional Emerging Markets Index (reflects no deduction for fees, expenses or taxes) (2)	39.38%	32.88%

(1)  After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)  The Morgan Stanley Capital International Emerging Markets Index is an unmanaged market- capitalization index of companies representative of the market structure of emerging countries in Europe, the Middle East, Africa, Latin America and Asia.

Past performance (before and after taxes) is not necessarily an indication of future performance. It is possible to lose money on an investment in a Fund.

SCHRODER INTERNATIONAL ALPHA FUND

Investment Objective. Long-term capital appreciation through investment in securities markets outside the United States.

Principal Investment Strategies. The Schroder International Alpha Fund (formerly, Schroder International Fund) will invest principally in securities of companies located outside of the United States, and normally invests at least 65% of its total assets in equity securities of companies the Fund’s adviser considers to be located outside of the United States. The Fund will invest in a variety of countries throughout the world. The Fund may, from time to time, invest more than 25% of its net assets in any one country or group of countries. The Fund will consider an issuer located in a country if it is organized under the laws of that country and is principally traded in that country, or is domiciled and has its principal place of business located in that country and is principally traded in that country, or if the Fund’s sub-adviser determines that the issuer has more than 50% of its assets in or derives more than 50% of its revenues from that country. The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

The Fund normally invests a substantial portion of its assets in countries included in the Morgan Stanley Capital International EAFE Index, which is a market weighted index of companies representative of the market structure of certain developed market countries in Europe, Australia, Asia, and the Far East. The Fund expects typically to invest in forty to sixty companies located outside of the United States at any one time.

The Fund invests in issuers that the Fund’s sub-adviser believes offer the potential for capital growth. In identifying candidates for investment, the Fund’s sub-adviser may consider the issuer’s likelihood of above average earnings growth, the securities’ attractive relative valuation, the quality of the securities, and whether the issuer has any proprietary advantages. The Fund generally sells securities when the Fund’s sub-adviser believes they are fully priced or when significantly more attractive investment candidates become available. The Fund may invest in companies of any market-capitalization. The Fund may purchase or sell futures contracts and options, in order to gain long or short exposure to particular securities or markets, in connection with hedging transactions, or otherwise to increase total return. By employing these techniques the Fund’s portfolio manager tries to add incremental return over the Fund’s benchmark index, which incremental return is sometimes referred to as “alpha.”

The Fund also may do the following:

–	Invest in securities of issuers domiciled or doing business in “emerging market” countries.

–	Invest in securities of closed-end investment companies and ETFs (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges) that invest primarily in foreign securities.

Principal Risks.

–	It is possible to lose money on an investment in the Fund.

–	Foreign Investment Risk. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. Investments in foreign countries may also be subject to foreign withholding taxes.

–	Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

–	Emerging Markets Securities Risk. The Fund may invest in “emerging market” countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country’s dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries’ economies, currencies, and securities markets. Also, emerging market issuers are often smaller and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller capitalization companies described below under “Small and Mid Cap Companies Risk.”

–	Equity Securities Risk. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

–	Convertible Securities Risk. The Fund may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities.

–	Warrants Risk. The Fund may invest in warrants to purchase equity securities. The price, performance and liquidity of such warrants are typically linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

–	Equity Markets Risk. A risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Fund’s sub-adviser, due to factors that adversely affect markets generally or particular companies in the portfolio. The values of equity securities fluctuate in response to issuer, political, market, and economic developments. Equity prices can fluctuate dramatically over short time periods in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large capitalization stocks can react differently from small capitalization stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

–	Small and Mid Cap Companies Risk. Small companies tend to be more vulnerable to adverse developments than larger companies. The Fund may invest in micro-cap companies, which tend to be particularly sensitive to the risks associated with small companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers’ earnings potential or assets.

–	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when the Fund invests in a derivative instrument it could lose more than the principal amount invested.

–	Geographic Focus Risk. To the extent that the Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

–	Issuer Focus Risk. The Fund may invest in a smaller number of companies than comprise the portfolios of other similar mutual funds. The Fund expects typically to invest in forty to sixty companies at any time. When the Fund invests in a relatively small number of issuers, changes in the value of one or more portfolio securities may have a greater effect on the Fund than if the Fund invested more broadly.

–	Investments in Pooled Vehicles Risk. The Fund may invest in shares of closed-end investment companies (including single country funds) and ETFs. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

–	Liquidity Risk. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times. Illiquid securities may be highly volatile and difficult to value.

–	Management Risk. Because the Fund is actively managed, its investment return depends on the ability of its sub-adviser to manage its portfolio successfully. The Fund’s sub-adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. There is a risk that the Fund’s sub-adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

Performance Information.(+)(++)(+++)

Below is a bar chart that shows the investment returns of the Fund’s Advisor Shares for each of its last ten full calendar years of operations. The table following the bar chart shows how the Fund’s annual return for the last year, and its average annual returns for the last five years and for the last ten years, compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.

During the periods shown above, the highest quarterly return was 21.51% for the quarter ended December 31, 1999, and the lowest was − 22.32% for the quarter ended September 30, 2002.

Average Annual Total Returns
(For the period ended December 31, 2007)	One Year	Five Years	Ten Years

Return Before Taxes	13.76%	20.52%	8.06%
Return After Taxes on Distributions (1)	13.07%	19.89%	5.35%
Return After Taxes on Distributions and Sale of Fund Shares (1)	8.93%	17.80%	5.46%
Morgan Stanley Capital International EAFE Index (reflects no deduction for fees, expenses or taxes) (2)	11.17%	21.59%	8.66%

(1)  After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)  The Morgan Stanley Capital International EAFE Index is a market weighted index composed of companies representative of the market structure of certain developed market countries in Europe, Australasia, and the Far East, and reflects dividends net of non-recoverable withholding tax.

(+)  The current portfolio management team primarily responsible for making investment decisions for the Fund assumed this responsibility effective March 2005. The performance results shown in the bar chart and table for periods prior to such date were achieved by the Fund under different lead portfolio managers.

(++)  Advisor Shares of the Fund were offered commencing May 15, 2006. The performance information provided in the bar chart and table for periods prior to May 15, 2006 reflects the performance of the Investor Shares of the Fund, offered through a separate prospectus, adjusted to reflect the 12b-1 fees that would have been paid by Advisor Shares.

(+++)  Effective April 1, 2006, the combined advisory and administrative fees of the Fund increased to 0.975% per annum. If the Fund had paid such higher fees during the prior periods shown, the returns shown in the bar chart and table would have been lower. See “Management of the Funds – Management Fees.”

Past performance (before and after taxes) is not necessarily an indication of future performance. It is possible to lose money on an investment in a Fund.

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

Investment Objective. Long-term capital appreciation.

Principal Investment Strategies. The Fund invests principally in a diversified portfolio of equity securities of companies located outside of the United States that the Fund’s sub-adviser considers to offer attractive valuations. The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

The Fund’s sub-adviser applies a proprietary quantitative investment analysis that seeks to develop a portfolio designed to capture the historically high returns from value stocks but with lower risk than the Morgan Stanley Capital International EAFE Index over the longer term and to provide a dividend yield typically above that Index. The sub-adviser expects that a substantial portion of the Fund’s investments will normally be in countries included in the Morgan Stanley Capital International EAFE Index, which is a market-weighted index of companies representative of the market structure of certain developed market countries in Europe, Australia, Asia, and the Far East, although the Fund may invest in any country in the world, including “emerging market” countries. (The sub-adviser currently expects to invest not more than 25% of the Fund’s assets in securities of companies domiciled in emerging markets countries.)

The main elements of the sub-adviser’s portfolio construction process are the identification of attractive value stocks within a broad universe of companies around the world and careful management of portfolio risks. The portfolio construction process is bottom-up. The sub-adviser seeks to select stocks anywhere in the world with high dividends and strong cash-flow. The sub-adviser does not generally specify “top-down” geographic or sector allocations for the Fund’s portfolio; rather, the Fund’s geographic and sector allocations are principally the result of the sub-adviser’s selection of individual companies that it believes offer the greatest value. (The sub-adviser may adjust geographic or sector weights resulting from this process in order to avoid extreme outcomes.)

The sub-adviser does not consider benchmark weights when it constructs the Fund’s portfolio. Individual stock weights are determined using a disciplined stock weighting process. The Fund’s sub-adviser believes that indices weighted by market-capitalization reflect a natural bias towards expensive stocks and geographic regions, and that, by contrast, a “bottom-up” approach to portfolio construction, not constrained by reference to a specific benchmark or index, has the potential to provide investment in less expensive stocks offering better investment value.

The Fund will normally invest at least 65% of its net assets in equity securities of companies located in countries outside of the United States. The Fund will invest in a variety of countries throughout the world. The Fund may, from time to time, invest more than 25% of its assets in any one country or group of countries. The Fund’s sub-adviser will consider an issuer to be located in a country if it is organized under the laws of and its equity securities are principally traded in that country, or it is domiciled or has its principal place of business located in and its equity securities are principally traded in that country, or if the Fund’s sub-adviser determines that the issuer has more than 50% of its assets in or derives more than 50% of its revenues from that country. The Fund may invest in companies of any market-capitalization, including large, well known companies, as well as smaller, less closely followed companies, including micro-cap companies.

The Fund may, but is not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of the Fund to changes in the values of various foreign currencies.

The Fund generally sells securities when the Fund’s sub-adviser believes they are fully priced or when the sub-adviser considers more attractive investment candidates are available.

The Fund may purchase or sell futures contracts and options and enter into total return swaps, in order to gain long or short exposure to particular securities or markets in connection with hedging transactions or otherwise to increase total return. The Fund may from time to time enter into other transactions involving derivatives, including over-the-counter transactions, if the sub-adviser considers it appropriate.

The Fund may also invest in closed-end investment companies, trusts, ETFs (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges), and real estate investment trusts (“REITs”).

Principal Risks.

–	It is possible to lose money on an investment in the Fund.

–	Foreign Investment Risk. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. Investments in foreign countries may also be subject to foreign withholding taxes.

–	Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

–	Emerging Markets Securities Risk. The Fund may invest in “emerging market” countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country’s dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries’ economies, currencies, and securities markets. Also, emerging market issuers are often smaller and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller capitalization companies described below under “Small and Mid Cap Companies Risk.”

–	Equity Securities Risk. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

–	Convertible Securities Risk. The Fund may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities.

–	Warrants Risk. The Fund may invest in warrants to purchase equity securities. The price, performance and liquidity of such warrants are typically linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

–	Equity Markets Risk. A risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Fund’s sub-adviser, due to factors that adversely affect markets generally or particular companies in the portfolio. The values of equity securities fluctuate in response to issuer, political, market, and economic developments. Equity prices can fluctuate dramatically over short time periods in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large capitalization stocks can react differently from small capitalization stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

–	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when the Fund invests in a derivative instrument it could lose more than the principal amount invested.

–	Geographic Focus Risk. To the extent that the Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

–	Small and Mid Cap Companies Risk. Small companies tend to be more vulnerable to adverse developments than larger companies. The Fund may invest in micro-cap companies, which tend to be particularly sensitive to the risks associated with small companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers’ earnings potential or assets.

–	Investments in Pooled Vehicles Risk. The Fund may invest in shares of closed-end investment companies (including single country funds), trusts, and ETFs. Investing in another investment company or pooled vehicle exposes the Fund to all the risks of that other investment company or pooled vehicle, and, in general, subjects it to a pro rata portion of the other investment company or pooled vehicle’s fees and expenses.

–	Real Estate Investment Trust Risk. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

–	Liquidity Risk. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times. Illiquid securities may be highly volatile and difficult to value.

–	Management Risk. Because the Fund is actively managed, its investment return depends on the ability of its sub-adviser to manage its portfolio successfully. The Fund’s sub-adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. There is a risk that the Fund’s sub-adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

Performance Information.

Below is a bar chart that shows the investment returns of the Fund’s Advisor Shares for each full calendar year since the Fund commenced operations. The table following the bar chart shows how the Fund’s annual return for the last year and average annual return for the life of the Fund compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.

During the period shown above, the highest quarterly return was 8.37% for the quarter ended June 30, 2007, and the lowest was − 5.15% for the quarter ended December 31, 2007.

Average Annual Total Returns		Life of Fund
(for the period ended December 31, 2007)	One Year	(Since August 30, 2006)

Return Before Taxes	10.47%	18.37%
Return After Taxes on Distributions (1)	4.65%	13.22%
Return After Taxes on Distributions and Sale of Fund Shares (1)	7.40%	12.91%
Morgan Stanley Capital Institutional EAFE Index (reflects no deduction for fees, expenses or taxes) (2)	11.17%	16.71%

(1)  After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)  The Morgan Stanley Capital Institutional EAFE Index is a market weighted index composed of companies representative of the market structure of certain developed market countries in Europe, Australasia and the Far East, and reflects dividends reinvested net of non-recoverable withholding tax.

Past performance (before and after taxes) is not necessarily an indication of future performance. It is possible to lose money on an investment in a Fund.

SCHRODER NORTH AMERICAN EQUITY FUND

Investment Objective. The Fund seeks long-term capital growth.

Principal Investment Strategies. The Fund invests principally in equity securities of companies in the United States. The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

The Fund’s sub-adviser is responsible for day-to-day portfolio management. It uses a proprietary quantitative investment analysis that evaluates market and economic sectors, companies, and stocks on the basis of long-term historical data. The Fund’s sub-adviser uses that analysis to construct a highly diversified portfolio of stocks. In addition, the Fund’s sub-adviser attempts to identify anticipated short-term deviations from longer-term historical trends and cycles, and may adjust the Fund’s portfolio to take advantage of those deviations.

The Fund’s investment portfolio, including the number of companies represented in the portfolio and the sector weightings of the portfolio, will change as the Fund’s sub-adviser’s evaluation of economic and market factors, as well as factors affecting individual companies, changes.

The Fund will invest in a well diversified portfolio of companies of any size that its sub-adviser judges to be attractive compared to the overall market. The Fund’s portfolio may include large, well known companies, as well as smaller, less closely followed companies, including micro-cap companies. The Fund generally sells securities when the Fund’s sub-adviser believes they are fully priced or when significantly more attractive investment candidates become available.

The Fund may purchase or sell futures contracts and options, in order to gain long or short exposure to particular securities or markets, in connection with hedging transactions, or otherwise to increase total return. The Fund may also invest in closed-end investment companies and in ETFs (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges).

The Fund normally invests at least 80% of its net assets in equity securities of companies organized and principally traded in, or with their principal places of business and principally traded in, North America. (This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least 60 days’ prior written notice to shareholders). The Fund may use derivatives for purposes of complying with this policy. An investment in a U.S. closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of North American companies, and has “North America” or the equivalent in its name, or foreign funds with similar investment policies, will be treated as an investment in equity securities of North American companies for purposes of determining if the Fund has invested at least 80% of its net assets in such securities. The Fund considers North America to consist of the United States and Canada.

The Fund’s sub-adviser may trade the Fund’s portfolio securities more frequently than many other mutual funds. Frequent trading of the Fund’s portfolio securities will result in relatively high transaction costs and may result in taxable capital gains.

Principal Risks.

–	It is possible to lose money on an investment in the Fund.

–	Equity Securities Risk. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

–	Convertible Securities Risk. The Fund may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities.

–	Warrants Risk. The Fund may invest in warrants to purchase equity securities. The price, performance and liquidity of such warrants are typically linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

–	Equity Markets Risk. A risk of investing in the Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Fund’s sub-adviser, due to factors that adversely affect North American equities markets generally or particular companies in the portfolio. The values of equity securities fluctuate in response to issuer, political, market, and economic developments. Equity prices can fluctuate dramatically over short time periods in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large capitalization stocks can react differently from small capitalization stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

–	Management Risk. Because the Fund is actively managed, its investment return depends on the ability of its sub-adviser to manage its portfolio successfully. There can be no assurance that the sub-adviser’s use of the quantitative analysis described above will produce a portfolio that will achieve long-term capital growth or that the Fund’s sub-adviser will interpret or implement the results of any quantitative analysis in a manner that will result in long-term capital growth. In addition, to the extent that the sub-adviser adjusts the Fund’s portfolio to take advantage of short-term deviations from longer-term historical trends and cycles, there can be no assurance that such deviations will in fact occur or that the Fund’s portfolio will be positioned optimally to take advantage of them. There is a risk that the Fund’s sub-adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

–	Small and Mid Cap Companies Risk. Small and mid cap companies tend to be more vulnerable to adverse developments than larger companies. The Fund may invest in micro-cap companies, which tend to be particularly sensitive to the risks associated with small companies. Small and mid cap companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers’ earnings potential or assets.

–	Geographic Focus Risk. Because the Fund invests principally in equity securities of North American companies, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

–	Foreign Investment Risk. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. Investments in foreign countries may also be subject to foreign withholding taxes.

–	Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

–	Liquidity Risk. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times. Illiquid securities may be highly volatile and difficult to value.

–	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when the Fund invests in a derivative instrument it could lose more than the principal amount invested.

–	Investments in Pooled Vehicles Risk. The Fund may invest in shares of closed-end investment companies (including single country funds) and ETFs. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Performance Information.(+)

Below is a bar chart that shows the investment returns of the Fund’s Advisor Shares for each full calendar year since the Fund commenced operations. The table following the bar chart shows how the Fund’s annual return for the last year and average annual return for the life of the Fund compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.

During the periods shown above, the highest quarterly return was 9.19% for the quarter ended December 31, 2004, and the lowest was − 3.00% for the quarter ended December 31, 2007.

Average Annual Total Returns		Life of Fund
(for the period ended December 31, 2007)	One Year	(Since September 17, 2003)

Return Before Taxes	6.23%	9.03%
Return After Taxes on Distributions (1)	3.30%	6.23%
Return After Taxes on Distributions and Sale of Fund Shares (1)	6.20%	6.78%
FTSE North American Index (reflects no deduction for fees, expenses or taxes) (2)	7.44%	12.94%
S&P 500 Index (3)	5.49%	11.59%

(1)  After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)  The FTSE North American Index is a market-capitalization, value-weighted composite index of over 700 U.S. and Canadian companies and reflects the reinvestment of dividends.

(3)  The S&P 500 Index is a market-capitalization, value-weighted composite index of 500 large capitalization U.S. companies and reflects the reinvestment of dividends.

(+)  Advisor Shares of the Fund were offered commencing March 31, 2006. The performance information provided in the bar chart and table for periods prior to March 31, 2006 reflects the performance of the Investor Shares of the Fund, offered through a separate prospectus, adjusted to reflect the 12b-1 fees that would have been paid by Advisor Shares.

Past performance (before and after taxes) is not necessarily an indication of future performance. It is possible to lose money on an investment in a Fund.

SCHRODER U.S. OPPORTUNITIES FUND

The Fund is closed to new investors. Shareholders of the Fund as of April 18, 2007 may continue to add to their Fund positions. Investors who did not own shares of the Fund prior to its closure on April 18, 2007 generally will not be allowed to buy shares of the Fund, with the following exceptions:

–	participants in most employee benefit plans or employer-sponsored retirement plans, if the Fund had been established as an investment option under the plan prior to April 18, 2007; and

–	a Trustee of a Trust, an employee of Schroder Investment Management North America Inc. (“Schroders”), or a member of the immediate family of any of these persons.

Schroders may make additional exceptions or modify this policy at any time.

Investment Objective. To seek capital appreciation.

Principal Investment Strategies. In selecting investments for the Fund, the Fund’s adviser seeks to identify securities of companies that it believes offer the potential for capital appreciation, based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures or new management, or other factors.

The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks and REITs. Under current market conditions, the Fund expects to invest primarily in equity securities of small and micro capitalization companies in the United States. The Fund’s adviser considers small capitalization companies to be companies that have market capitalizations of $3 billion or less, and micro-capitalization companies to be companies with market capitalizations of $500 million or less, measured at the time of investment. However, the Fund may invest any portion of its assets in equity securities of larger companies. The Fund may also invest in securities of companies outside the United States, although the Fund will normally invest at least 80% of its net assets in securities of companies the Fund’s adviser considers to be located in the United States. (This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least 60 days’ prior written notice to shareholders). The Fund may use derivatives for purposes of complying with this policy. The Fund will consider an issuer located in the United States if it is organized under the laws of the United States or any state of the United States and is principally traded in the United States, or is domiciled and has its principal place of business located in the United States and is principally traded in the United States, or if the Fund’s adviser determines that the issuer has more than 50% of its assets in or derives more than 50% of its revenues from the United States. The Fund generally sells securities when the Fund’s adviser believes they are fully priced or when more attractive investment candidates become available. The Fund may purchase securities offered in initial public offerings, and may invest in securities of closed-end investment companies and in ETFs (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges).

The Fund may use options (puts and calls) for hedging purposes, or to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds.

Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, described in this Prospectus and in the Fund’s Statement of Additional Information (“SAI”).

Principal Risks.

–	It is possible to lose money on an investment in the Fund.

–	Small Companies Risk. Small companies tend to be more vulnerable to adverse developments than larger companies. The Fund may invest in micro-cap companies, which tend to be particularly sensitive to the risks associated with small companies. Small companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers’ earnings potential or assets.

–	Equity Securities Risk. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

–	Convertible Securities Risk. The Fund may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities.

–	Equity Markets Risk. The values of equity securities fluctuate in response to issuer, political, market, and economic developments. Equity prices can fluctuate dramatically over short time periods in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large capitalization stocks can react differently from small capitalization stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

–	Real Estate Investment Trust Risk. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code, and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

–	Initial Public Offerings (IPOs) Risk. The Fund may purchase securities of companies in initial public offerings of their securities, either in the initial offering itself or shortly after the initial offering. Such investments are subject generally to the risks described above under “Small Companies Risk.” Such securities have no trading history, and information about such companies may be available for very limited periods. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs or invest to the extent desired. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. The prices of securities sold in initial public offerings can be highly volatile.

–	Issuer Focus Risk. The Fund may invest in a smaller number of companies than comprise the portfolios of other similar mutual funds. When the Fund invests in a relatively small number of issuers, changes in the value of one or more portfolio securities may have a greater effect on the Fund than if the Fund invested more broadly.

–	Geographic Focus Risk. Because the Fund invests principally in equity securities of U.S. companies, its performance may at times be worse than performance of other mutual funds that invest more broadly.

–	Investments in Pooled Vehicles Risk. The Fund may invest in shares of closed-end investment companies (including single country funds) and ETFs. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

–	Liquidity Risk. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times. Illiquid securities may be highly volatile and difficult to value.

–	Management Risk. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund’s adviser and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. There is a risk that the Fund’s adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

–	Frequent Trading/Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio securities will result in relatively high transaction costs and may result in taxable capital gains. The portfolio turnover rate for the Fund’s last fiscal year was 77%.

–	Over-the-Counter Risk. Securities traded in over-the-counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

–	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when the Fund invests in a derivative instrument it could lose more than the principal amount invested.

Performance Information.(+) (++) (+++)

Below is a bar chart that shows the investment returns of the Fund’s Advisor Shares for each of its last ten full calendar years of operations. The table following the bar chart shows how the Fund’s annual return for the last year, and its average annual returns for the last five years and for the last ten years, compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.

During the periods shown above, the highest quarterly return was 18.06% for the quarter ended March 31, 2000, and the lowest was − 23.29% for the quarter ended September 30, 1998.

Average Annual Total Returns
(for the period ended December 31, 2007)	One Year	Five Years	Ten Years

Return Before Taxes	10.05%	19.21%	11.24%
Return After Taxes on Distributions (1)	8.08%	17.78%	9.62%
Return After Taxes on Distributions and Sale of Fund Shares (1)	8.24%	16.55%	9.16%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes) (2)	− 1.57%	16.25%	7.08%

(1)  After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)  The Russell 2000 Index is a market-capitalization weighted, broad-based index of 2000 small capitalization U.S. companies.

(+)  The current portfolio manager primarily responsible for making investment decisions for the Fund assumed this responsibility effective January 2, 2003. The performance results shown in the bar chart and table for periods prior to January 2, 2003 were achieved by the Fund under a different portfolio manager.

(++)  Advisor Shares of the Fund were offered commencing May 15, 2006. The performance information provided in the bar chart and table for periods prior to May 15, 2006 reflects the performance of the Investor Shares of the Fund, offered through a separate prospectus, adjusted to reflect the 12b-1 fees that would have been paid by Advisor Shares.

(+++)  Effective May 1, 2006, the combined advisory and administrative fees of the Fund increased to 1.00% per annum. If the Fund had paid such higher fees during the prior periods shown, the returns shown in the bar chart and in the table would have been lower. See “Management of the Funds – Management Fees.”

Past Performance (before and after taxes) is not necessarily an indication of future performance. It is possible to lose money on an investment in a Fund.

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND

Investment Objective. To seek capital appreciation.

Principal Investment Strategies. The Fund invests primarily in companies in the United States (determined as described below) that the Fund’s adviser considers to be small or mid cap companies. In selecting investments for the Fund, the Fund’s adviser seeks to identify securities of companies that it believes offer the potential for capital appreciation, based on novel, superior, or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures, new management, or other factors. These factors generally apply to all investments made by the Fund, including initial public offerings, although the Fund may also invest in certain initial public offerings that the portfolio manager believes will be in high demand. The Fund may sell a security when the Fund’s adviser believes it is fully priced or when investments become available that it believes are more attractive.

The Fund normally invests at least 80% of its net assets in companies considered by the Fund’s adviser at the time to be small or mid cap companies located in the United States. (This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least 60 days’ prior written notice to shareholders). The Fund may use derivatives for purposes of complying with this policy. The Fund’s adviser currently considers a company to be a small or mid cap company if the company has a market-capitalization (at the time of purchase) of between $1 billion and $7 billion. The Fund may also invest in equity securities of micro-cap companies or larger companies, if the Fund’s adviser believes they offer the potential for capital appreciation. The Fund invests in common and preferred stocks, securities convertible into common and preferred stocks, warrants to purchase common and preferred stocks, and REITs. The Fund may purchase securities on securities exchanges as well as over-the-counter, and may also purchase securities offered in initial public offerings. The Fund may use options for hedging purposes, or to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, described in this Prospectus and in the Fund’s SAI.

The Fund’s adviser will consider an issuer located in the United States if it is organized under the laws of the United States or any state of the United States and is principally traded in the United States, or is domiciled or has its principal place of business located in the United States and is principally traded in the United States, or if the Fund’s adviser determines that the issuer has more than 50% of its assets in or derives more than 50% of its revenues from the United States.

Principal Risks.

–	It is possible to lose money on an investment in the Fund.

–	Small and Mid Cap Companies Risk. Small and mid cap companies tend to be more vulnerable to adverse developments than larger companies. The Fund may invest in micro-cap companies, which tend to be particularly sensitive to the risks associated with small companies. Small and mid cap companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small and mid cap companies or less market interest in their securities as compared to larger companies, and it may take longer for the price of the securities to reflect the full value of their issuers’ earnings potential or assets.

–	Equity Securities Risk. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.

–	Convertible Securities Risk. The Fund may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities.

–	Warrants Risk. The Fund may invest in warrants to purchase equity securities. The price, performance and liquidity of such warrants are typically linked to the underlying stock, less transaction costs. In addition to the market risk related to the underlying holdings, the Fund bears additional counterparty risk with respect to the issuing broker. Moreover, there is currently no active trading market for equity-linked warrants.

–	Real Estate Investment Trust Risk. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code, and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

–	Initial Public Offerings (IPOs) Risk. The Fund may purchase securities of companies in initial public offerings of their securities, either in the initial offering itself or shortly after the initial offering. Such investments are subject generally to the risks described above under “Small and Mid Cap Companies Risk.” Such securities have no trading history, and information about such companies may be available for very limited periods. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs or invest to the extent desired. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. The prices of securities sold in initial public offerings can be highly volatile.

–	Equity Markets Risk. The values of equity securities fluctuate in response to issuer, political, market, and economic developments. Equity prices can fluctuate dramatically over short time periods in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large capitalization stocks can react differently from small capitalization stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

–	Over-the-Counter Risk. Securities traded in over-the-counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

–	Geographic Focus Risk. Because the Fund invests principally in equity securities of U.S. companies, its performance may at times be worse than performance of other mutual funds that invest more broadly.

–	Liquidity Risk. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times. Illiquid securities may be highly volatile and difficult to value.

–	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when the Fund invests in a derivative instrument it could lose more than the principal amount invested.

–	Management Risk. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund’s adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. There is a risk that the Fund’s adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

Performance Information.

Below is a bar chart that shows the investment returns of the Fund’s Advisor Shares for each of the full calendar years since the Fund commenced operations. The table following the bar chart shows how the Fund’s annual return for the last year and average annual return for the life of the Fund compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.

During the period shown above, the highest quarterly return was 7.81% for the quarter ended June 30, 2007, and the lowest was − 1.13% for the quarter ended December 31, 2007.

Average Annual Total Returns		Life of Fund
(For the period ended December 31, 2007)	One Year	(Since March 31, 2006)

Return Before Taxes	12.36%	10.68%
Return After Taxes on Distributions (1)	10.64%	9.71%
Return After Taxes on Distributions and Sale of Fund Shares (1)	8.80%	8.75%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes) (2)	1.38%	3.36%

(1)  After-tax returns are estimated using the highest historical individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)  The Russell 2500 Index is a market-capitalization weighted, broad-based index measuring the performance of the 2500 smallest companies in the Russell 3000 Index, which represents approximately 70% of the total market-capitalization of the Russell 300 Index.

Past Performance (before and after taxes) is not necessarily an indication of future performance. It is possible to lose money on an investment in a Fund.

SCHRODER TOTAL RETURN FIXED INCOME FUND

Investment Objective. To seek a high level of total return.

Principal Investment Strategies. The Schroder Total Return Fixed Income Fund (formerly, Schroder U.S. Core Fixed Income Fund) normally invests at least 80% of its net assets in fixed income obligations. (This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least 60 days’ prior written notice to shareholders). The Fund may use derivatives for purposes of complying with this policy. In making investments for the Fund, the adviser seeks to invest the Fund’s assets in a portfolio of securities that offer high total return – from current income, increases in market values of the Fund’s investments, or both. The adviser currently considers fixed income obligations to include:

–	securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

–	debt securities of domestic or foreign corporations;

–	mortgage-backed and other asset-backed securities;

–	taxable and tax-exempt municipal bonds;

–	obligations of international agencies or supranational entities;

–	debt securities convertible into equity securities;

–	inflation-indexed bonds;

–	structured notes, including hybrid or “indexed” securities, event-linked bonds, and loan participations;

–	delayed funding loans and revolving credit facilities; and

–	short-term investments, such as repurchase agreements, bank certificates of deposit, fixed time deposits, and bankers’ acceptances.

The Fund may invest in securities of companies located in a variety of countries outside the United States, including obligations of non-U.S. governmental issuers or of private issuers located in any country outside the United States, including emerging market countries. The Fund will normally invest no more than 20% of its total assets in securities that are not denominated in the U.S. dollar.

The Fund’s adviser currently expects that a substantial portion of the Fund’s assets will be invested in mortgage-backed securities (including collateralized mortgage obligations) and asset-backed securities.

The Fund will invest principally in securities of “investment grade” at the time of purchase, meaning either that a nationally recognized statistical rating organization (for example, Moody’s, Standard & Poor’s, or Fitch) has rated the securities Baa3 or BBB– (or the equivalent) or better, or the adviser has determined the securities to be of comparable quality. The Fund may invest up to 20% of the Fund’s total assets in securities rated below “investment grade” (or, if unrated, determined by the Fund’s adviser to be of comparable quality), sometimes referred to as “junk bonds,” although normally the Fund will not invest in securities unless a nationally recognized statistical rating organization (for example, Moody’s Standard & Poor’s, or Fitch) has rated the securities CC– (or the equivalent) or better, or the Fund’s adviser has determined the securities to be of comparable quality. If more than one nationally recognized statistical rating organization has rated a security, the adviser will consider the highest rating for the purposes of determining whether the security is “investment grade.”

Fixed income securities in which the Fund invests may include securities that pay interest at fixed rates or at floating or variable rates; payments of principal or interest may be made at fixed intervals or only at maturity or upon the occurrence of stated events or contingencies. The Fund may also invest in zero-coupon securities.

The Fund may enter into interest rate futures and options, interest rate swap agreements and credit default swaps. (A derivative instrument will be considered to be a fixed income security if it is itself a fixed income security or, in the adviser’s judgment, it may provide an investment return comparable to the return that might be provided by a fixed income security.) The Fund may use these “derivatives” strategies for hedging purposes. The Fund may also use derivatives to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds. For example, the Fund may enter into a so-called credit default swap with respect to one or more fixed income securities to take advantage of increases or decreases in the values of those securities without actually purchasing or selling the securities. The Fund may also seek to obtain market exposure to the securities in which it may invest by entering into forward contracts or similar arrangements to purchase those securities in the future. Any use of derivatives strategies entails the risks of investing directly in the securities or instruments underlying the derivatives strategies, as well as the risks of using derivatives generally, described in this Prospectus and in the Fund’s SAI.

The Fund intends to maintain a dollar weighted average portfolio duration of three to six years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security’s price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Fund may, but is not required to, enter into foreign currency exchange transactions, for hedging purposes or to adjust the exposure of the Fund to changes in the values of various foreign currencies.

In managing the Fund, the Fund’s adviser generally relies on detailed proprietary research. The adviser focuses on the sectors and securities it believes are undervalued relative to the market.

The Fund’s adviser will trade the Fund’s portfolio securities actively. In selecting individual securities for investment, the Fund’s adviser typically:

–	uses in-depth fundamental research to identify sectors and securities for investment by the Fund and to analyze risk;

–	exploits inefficiencies in the valuation of risk and reward;

–	looks to capitalize on rapidly shifting market risks and dynamics caused by economic and technical factors; and

–	considers the liquidity of securities and the portfolio overall as an important factor in portfolio construction.

The Fund generally sells securities in order to take advantage of investments in other securities offering what the adviser believes is the potential for more attractive current income or capital gain or both.

Principal Risks.

–	It is possible to lose money on an investment in the Fund.

–	Interest Rate Risk. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security is prepaid in a period of falling interest rates, the Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.

–	Credit Risk. The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security.

–	Extension Risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.

–	Valuation Risk. Due to the nature of some of the Fund’s investments and the market environment, a portion of the Fund’s assets may be valued by Schroders at fair value pursuant to guidelines established by the Board of Trustees. The Fund’s assets may be valued using prices provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. There can be no assurance that such prices accurately reflect the price the Fund would receive upon sale of a security, and to the extent the Fund sells a security at a price lower than the price it has been using to value the security, its net asset value will be adversely affected.

–	Inflation/Deflation Risk. Inflation risk is the risk that the value of the Fund’s investments may decline as inflation reduces the value of money. Deflation risk is the risk that prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests.

–	Mortgage and Asset-Backed Securities Risk. Mortgage-backed and asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed investments in lower-yielding investments. In addition to interest rate risk (as described above under “Interest Rate Risk”), investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk and valuation risk (as described above under “Credit Risk” and “Valuation Risk”) and liquidity risk (as described below under “Liquidity Risk”).

Asset-backed securities in which the Fund invests may have underlying assets that include motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by a Trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

If the Fund purchases mortgage-backed and asset-backed securities that are ‘subordinated’ to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called ‘subprime’ mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

–	U.S. Government Securities Risk. Securities issued or guaranteed by certain agencies and instrumentalities of the U.S. Government are not supported by the full faith and credit of the United States. For example, mortgage-backed bonds issued by Fannie Mae or Freddie Mac are backed only by the credit of those issuers. Investments in these securities are also subject to interest rate risk (as described above under “Interest Rate Risk”), prepayment risk (as described above under “Mortgage and Asset-Backed Securities Risk”), extension risk (as described above under “Extension Risk”), and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

–	Foreign Investment Risk. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. Investments in foreign countries may also be subject to foreign withholding taxes.

–	Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

–	Emerging Markets Securities Risk. The Fund may invest in “emerging market” countries whose securities markets may experience heightened levels of volatility. The risks of investing in emerging markets include greater political and economic uncertainties than in foreign developed markets, currency transfer restrictions, a more limited number of potential buyers, and an emerging market country’s dependence on revenue from particular commodities or international aid. Additionally, the securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Emerging market countries may experience extremely high levels of inflation, which may adversely affect those countries’ economies, currencies, and securities markets. Also, emerging market issuers are often smaller and less well-known than larger, more widely held companies, and involve certain special risks associated with smaller capitalization companies.

–	Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when the Fund invests in a derivative instrument it could lose more than the principal amount invested.

–	Liquidity Risk. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times. Illiquid securities may be highly volatile and difficult to value.

–	Convertible Securities Risk. The Fund may invest in convertible securities, which are corporate debt securities that may be converted at either a stated price or stated rate into underlying shares of common or preferred stock, and so subject to the risks of investments in both debt securities and equity securities.

–	Frequent Trading/Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio securities will result in relatively high transaction costs and may result in taxable capital gains. The portfolio turnover rate for the Fund’s last fiscal year was 464%.

–	High-Yield/Junk Bonds Risk. Securities rated below investment grade (“high-yield bonds” or “junk bonds”) lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. If this were to occur, the values of such securities held by the Fund may become more volatile.

–	Management Risk. Because the Fund is actively managed, its investment return depends on the ability of its adviser to manage its portfolio successfully. The Fund’s adviser and the investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. There is a risk that the Fund’s adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

Performance Information.

Below is a bar chart that shows the investment returns of the Fund’s Advisor Shares for each full calendar year since the Fund commenced operations. The table following the bar chart shows how the Fund’s annual return for the last year and average annual return for the life of the Fund compare to a broad-based securities market index. The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund’s performance to a broad measure of market performance.

During the periods shown above, the highest quarterly return was 3.28% for the quarter ended September 30, 2006, and the lowest was − 0.88% for the quarter ended September 30, 2005.

Average Annual Total Returns		Life of Fund
(For the period ended December 31, 2007)	One Year	(Since December 31, 2004)
Return Before Taxes	5.90%	4.10%
Return After Taxes on Distributions (1)	4.14%	2.52%
Return After Taxes on Distributions and Sale of Fund Shares (1)	3.81%	2.57%
Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) (2)	6.96%	4.56%

(1)  After-tax returns are estimated using the highest historical individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

(2)  The Lehman Brothers U.S. Aggregate Index is a widely used measure of short-term debt returns. It is not managed.

Past performance (before and after taxes) is not necessarily an indication of future performance. It is possible to lose money on an investment in a Fund.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Advisor Shares of the Funds.

Shareholder Fees (paid directly from your investment):

Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Redemption Fee
Schroder Emerging Market Equity Fund	2.00%	(1)
Schroder International Alpha Fund	2.00%	(1)
Schroder International Diversified Value Fund	2.00%	(1)
Schroder North American Equity Fund	None
Schroder U.S. Opportunities Fund	2.00%	(1)
Schroder U.S. Small and Mid Cap Opportunities Fund	2.00%	(1)
Schroder Total Return Fixed Income Fund	None

(1)  Shares of this Fund held for two months or less are subject to a redemption fee of 2.00% subject to certain exceptions described herein. See “How to Sell Shares – Redemption Fee.”

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

							Schroder
	Schroder			Schroder		Schroder U.S.	Total
	Emerging		Schroder	North		Small and	Return
	Market	Schroder	International	American	Schroder U.S.	Mid Cap	Fixed
	Equity	International	Diversified	Equity	Opportunities	Opportunities	Income
	Fund	Alpha Fund	Value Fund	Fund	Fund	Fund	Fund

Management Fees(1)	1.00%	0.975%	1.00%	0.25%	1.00%	1.00%	0.25%

Distribution (12b-1) Fees	0.25%	0.250%	0.25%	0.35%	0.25%	0.25%	0.25%

Other Expenses(2)	1.70%	0.545%	2.87%	0.08%	0.25%	2.12%	0.98%

Acquired Fund Fees and Expenses(3)	None	None	None	None	0.05%	None	None

Total Annual Fund Operating Expenses	2.95%	1.77%	4.12%	0.68%	1.55%	3.37%	1.48%

Less: Fee Waiver and Expense Limitation(3)(4)	(1.45)%	(0.37)%	(2.72)%	None	None	(2.07)%	(0.83)%

Net Expenses(4)(5)	1.50%	1.40%	1.40%	0.68%	1.55%	1.30%	0.65%

(1)  Management Fees for each Fund include all fees payable to the Fund’s adviser and its affiliates for investment advisory and fund administration services. The Fund also pays administrative or sub-administrative fees directly to SEI Investments Global Fund Services, and those fees are included under “Other Expenses.”

(2)  In addition to direct expenses incurred by the Fund, “Other Expenses” may include certain de minimis indirect acquired fund expenses that do not exceed 0.01% of the average net assets of the Fund and therefore are not included under “Acquired Fund Fees and Expenses.” As indirect expenses of the Fund, they are not subject to the expense limitations of the Fund.

(3)  “Acquired Fund Fees and Expenses” are indirectly borne by the Fund and these fees and expenses are not subject to the expense limitation of the Fund.

(4)  “The Net Expenses” shown for certain Funds reflect the effect of contractually imposed fee waivers and/or expense limitations on the Total Annual Fund Operating Expenses of each such Fund.

In order to limit the expenses for the Advisor Shares of certain Funds, the Funds’ adviser has contractually agreed through February 28, 2009 for Schroder U.S. Opportunities Fund and Schroder Total Return Fixed Income Fund, and through February 28, 2010 for Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund and Schroder U.S. Small and Mid Cap Opportunities Fund to pay or reimburse the applicable Fund for other Fund expenses to the extent that the Total Annual Fund Operating Expenses of a Fund (other than Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses, which may include typically non-recurring expenses such as, for example, organization expenses, litigation expenses, and shareholder meeting expenses) allocable to the Fund’s Advisor Share exceed the following annual rates (based on the average daily net assets attributable to each Fund’s Advisor Shares): Schroder Emerging Market Equity Fund: 1.50%; Schroder International Alpha Fund: 1.40%; Schroder

International Diversified Value Fund: 1.40%; Schroder U.S. Opportunities Fund: 1.95%; Schroder U.S. Small and Mid Cap Opportunities Fund: 1.30%; and Schroder Total Return Fixed Income Fund: 0.65%. The fee waiver and/or expense limitations for the Funds may only be terminated during their term by the Board of Trustees.

Net Expenses of the Funds’ Advisor Shares may be higher than the Net Expenses shown in the table above to the extent the Fund has interest, taxes or extraordinary expenses. In the last fiscal year, those Funds with fee waivers and/or expense limitations in effect had no such expenses, and these Funds do not expect to incur such expenses in the next fiscal year.

(5)  The “Net Expenses” shown in the table includes any expenses incurred indirectly by the Fund as a result of its investments in one or more funds, including ETFs, as applicable. The Net Expenses shown may be higher than the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section, which reflects the operating expenses of the Fund and does not include indirect Other Expenses or Acquired Fund Fees and Expenses. If only the operating expenses of the Fund were included in Net Expenses, and not the indirect expenses incurred by the Fund, the Net Expenses would be 1.50% for the Schroder U.S. Opportunities Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Shares of a Fund for the time periods indicated and then redeem all of your Advisor Shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that a Fund’s operating expenses for each year are the same as the Fund’s Total Annual Fund Operating Expenses shown above (except that, in the first year, the operating expenses are the same as the Fund’s Net Expenses shown above). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Schroder Emerging Market Equity Fund	$182	$803	$1,451	$3,188
Schroder International Alpha Fund	$149	$527	$930	$2,058
Schroder International Diversified Value Fund	$149	$1,009	$1,885	$4,143
Schroder North American Equity Fund	$69	$218	$379	$847
Schroder U.S. Opportunities Fund	$158	$490	$845	$1,845
Schroder U.S. Small and Mid Cap Opportunities Fund	$153	$862	$1,594	$3,532
Schroder Total Return Fixed Income Fund	$66	$386	$729	$1,697

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

A Fund may not achieve its objective. The following provides more detail about certain of the Funds’ principal risks and the circumstances which could adversely affect the value of a Fund’s shares or its investment return. Unless a strategy or policy described below is specifically prohibited by a Fund’s investment restrictions as set forth in this Prospectus or under “Investment Restrictions” in the Funds’ SAI, or by applicable law, a Fund may engage in each of the practices described below, although only the Funds specifically indicated below use the applicable strategy as a principal investment strategy.

–	Interest Rate Risk. (Schroder Total Return Fixed Income Fund). The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the values of existing debt instruments, and rising interest rates generally reduce the value of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

–	Credit Risk. (Schroder Total Return Fixed Income Fund). The ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal on the security will affect the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of that issuer, or that the issuer will default on its obligations. An actual or perceived deterioration in the ability of an issuer to meet its obligations will likely have an adverse effect on the value of the issuer’s securities.

If a security has been rated by more than one nationally recognized statistical rating organization the Funds’ adviser will consider the highest rating for the purposes of determining whether the security is of “investment grade.” A Fund will not necessarily dispose of a security held by it if its rating falls below investment grade, although the Fund’s adviser will consider whether the security continues to be an appropriate investment for the Fund. A Fund considers whether a security is of “investment grade” only at the time of purchase. The Fund may invest in securities which will not be rated by a nationally recognized statistical rating organization (such as Moody’s, Standard & Poor’s, or Fitch), but the credit quality will be determined by the adviser.

Credit risk is generally greater for investments issued at less than their face values and required to make interest payments only at maturity rather than at intervals during the life of the investment. Credit rating agencies base their ratings largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although investment grade investments generally have lower credit risk than investments rated below investment grade, they may share some of the risks of lower-rated investments, including the possibility that the issuers may be unable to make timely payments of interest and principal and thus default.

Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer’s securities.

–	Extension Risk. (Schroder Total Return Fixed Income Fund). During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.

–	High-Yield/Junk Bonds Risk. (Schroder Total Return Fixed Income Fund). The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund has placed on such securities. In the absence of a liquid trading market for securities held by them, a Fund at times may be unable to establish the fair value of such securities. To the extent a Fund invests in securities in the lower rating categories, the achievement of the Fund’s goals is more dependent on the Fund adviser’s investment analysis than would be the case if the Fund was investing in securities in the higher rating categories.

–	Inflation/Deflation Risk. (Schroder Total Return Fixed Income Fund). Inflation risk is the risk that a Fund’s assets or income from a Fund’s investments may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy may decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio.

–	Mortgage and Asset-Backed Securities Risk. (Schroder Total Return Fixed Income Fund). Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed and asset-backed securities. In addition to interest rate risk (as described above under “Interest Rate Risk”), investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk (as described above under “Credit Risk” and below under “Valuation Risk” and “Liquidity Risk”). Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security’s price to changes in interest rates. Unlike the maturity of a fixed income security, which measures only the time until final payment is due, duration takes into account the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The types of mortgages underlying securities held by the Funds may differ and may be affected differently by market factors. For example, a Fund’s investments in residential mortgage-backed securities will likely be affected significantly by factors affecting residential real estate markets and mortgages generally; similarly, investments in commercial mortgage-backed securities will likely be affected significantly by factors affecting commercial real estate markets and mortgages generally.

The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. Some mortgage-backed and asset-backed investments receive only the interest portion (“IOs”) or the principal portion (“POs”) of payments on the underlying assets. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying assets. IOs tend to decrease in value if interest rates decline and rates of repayment (including prepayment) on the underlying mortgages or assets increase; it is possible that a Fund may lose the entire amount of its investment in an IO due to a decrease in interest rates. Conversely, POs tend to decrease in value if interest rates rise and rates of repayment decrease. Moreover, the market for IOs and POs may be volatile and limited, which may make them difficult for a Fund to buy or sell.

A Fund may gain investment exposure to mortgage-backed and asset-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. A Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.

–	Liquidity Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund). Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Investments in foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Illiquid securities may be highly volatile and difficult to value.

–	Derivatives Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, Schroder U.S. Small and Mid Cap Opportunities Fund, and Schroder Total Return Fixed Income Fund). Derivatives are financial contracts whose value depends on, or derives from, the value of an underlying asset, reference rate, or index. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, and credit risk, and the risk that a derivative transaction may not have the effect the Funds’ adviser or sub-adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. Derivative transactions typically involve leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative and may have the effect of creating investment leverage, and when a Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Many derivative transactions are entered into “over the counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and willingness of a Fund’s counterparty to perform its obligations under the transaction. A Fund may be required to segregate certain of its assets on the books of its custodian in respect of derivatives transactions entered into by the Fund. Special tax considerations apply to a Fund’s investment in derivatives. See the SAI for more information.

–	Small and Mid Cap Companies Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund and Schroder U.S. Small and Mid Cap Opportunities Fund). The Funds may invest in companies that are smaller and less well-known than larger, more widely held companies. Micro, small and mid cap companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. They are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse developments than securities of larger companies, and the Funds may have difficulty establishing or closing out their securities positions in smaller companies at prevailing market prices. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers’ earnings potential or assets.

–	Equity Securities Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund,

Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund). The principal risks of investing in the Funds include the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by the Funds’ adviser or sub-adviser, due to factors that adversely affect equities markets generally or particular companies in the portfolio. Common stocks represent an equity or ownership interest in an issuer and are subject to issuer and market risks that may cause their prices to fluctuate over time. Preferred stocks represent an equity or ownership interest in an issuer that typically pays dividends at a specified rate and that has priority over common stock in the payment of dividends and in liquidation. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Different types of investments tend to shift into and out of favor with investors depending on changes in market and economic conditions.

–	Convertible Securities Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, Schroder U.S. Small and Mid Cap Opportunities Fund, and Schroder Total Return Fixed Income Fund). Schroder Total Return Fixed Income Fund may invest in convertible securities, which are corporate debt securities that may be converted at either a stated price or stated rate into underlying shares of common or preferred stock, and so subject to the risks of investments in both debt securities and equity securities. Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund may invest in securities that are convertible into preferred and common stocks, and so subject to the risks of investments in both debt and equity securities. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying preferred and common stocks and, therefore, also will react to variations in the general market for equity securities.

–	Warrants Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund). The Funds may invest in warrants to purchase equity securities. The price, performance and liquidity of such warrants are typically linked to the underlying stock. These instruments have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock.

–	Initial Public Offerings (IPOs) Risk. (Schroder Emerging Market Equity Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund). The Funds may also purchase securities of companies in initial public offerings, which frequently are smaller companies. Such securities have no trading history, and information about these companies may be available for very limited periods. The prices of securities sold in IPOs also can be highly volatile. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. At any particular time or from time to time the Funds may not be able to invest in securities issued in IPOs or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Funds. The investment performance of the Funds during periods when they are unable to invest significantly or at all in initial public offerings may be lower than during periods when the Funds are able to do so.

–	Foreign Investment Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, and Schroder Total Return Fixed Income Fund). Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, and Schroder Total Return Fixed Income Fund may invest in foreign securities. Schroder North American Equity Fund may invest in securities of Canadian companies and in companies located in other countries in North America. Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. In addition, there may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of domestic investments.

Schroder Emerging Market Equity Fund may invest in Chinese companies. While companies in China may be subject to limitations on their business relationships under Chinese law, these laws may not be consistent with certain political and security concerns of the United States. As a result, Chinese companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the United States government, or governments that otherwise have policies in conflict with the U.S. government. Investments in such companies may subject the Schroder Emerging Market Equity Fund to the risk that these companies’ reputation and price in the market will be adversely affected.

In addition, legal remedies available to investors in certain foreign countries may be more limited than those available to investors in the United States or in other foreign countries. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, a Fund may have limited recourse available to it. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries.

Special tax considerations apply to a Fund’s investments in foreign securities. In determining whether to invest a Fund’s assets in debt securities of foreign issuers, the Fund’s adviser or sub-adviser considers the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income and/or gains received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by a Fund will reduce its income available for distribution to shareholders. In certain circumstances, a Fund may be able to pass through to shareholders credits for foreign taxes paid. Certain of these risks may also apply to some extent to investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or character of the Fund’s distributions.

–	Foreign Currencies Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, and Schroder Total Return Fixed Income Fund). Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. A Fund may, but is not required to, buy or sell foreign securities and options and futures contracts on foreign securities for hedging purposes in connection with its foreign investments.

If a Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. Officials in foreign countries may from time to time take actions in respect of their currencies which could significantly affect the value of a Fund’s assets denominated in those currencies or the liquidity of such investments. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. A foreign government may also limit the convertibility or repatriation of its currency or assets denominated in its currency, which would adversely affect the U.S. dollar value and liquidity of investments denominated in that currency. In addition, although at times most of a Fund’s income may be received or realized in these currencies, the Fund will be required to compute and distribute its income in U.S. dollars. As a result, if the exchange rate for any such currency declines after the Fund’s income has been earned and translated into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio securities to make such distributions. Similarly, if a Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount of U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense. A Fund may, but is not required to, buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments.

–	Emerging Markets Securities Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, and Schroder Total Return Fixed Income Fund). Investing in emerging market securities poses risks different from, and/or greater than, risks of investing in domestic securities or in the securities of foreign, developed countries. These risks include: smaller market-capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Although many of the emerging market securities in which a Fund may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

–	Geographic Focus Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund). To the extent that a Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly. Because the Schroder North American Equity Fund invests principally in equity securities of North American companies, and the Schroder U.S. Opportunities Fund and Schroder U.S. Small and Mid Cap Opportunities Fund invest principally in equity securities of U.S. companies, their performance may at times be worse than the performance of other mutual funds that invest more broadly.

–	Issuer Focus Risk. (Schroder International Alpha Fund and Schroder U.S. Opportunities Fund). The Funds, and in particular the Schroder International Alpha Fund, may invest in a smaller number of companies than comprise the portfolios of other similar mutual funds. When a Fund invests in a relatively small number of issuers, changes in the value of one or more portfolio securities may have a greater effect on the Fund than if the Fund invested more broadly.

–	Depositary Receipts Risk. (Schroder Emerging Market Equity Fund). A Fund may invest in ADRs, as well as GDRs, EDRs or other similar securities representing ownership of foreign securities. Depositary Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Investments in non-U.S. issuers through Depositary Receipts and similar instruments may involve certain risks not applicable to investing in U.S. issuers, including changes in currency rates, application of local tax laws, changes in governmental administration or economic or monetary policy or changed circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies. A Fund may invest in both sponsored and unsponsored Depositary Receipts. Unsponsored Depositary Receipts are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current for unsponsored Depositary Receipts and the prices of unsponsored Depositary Receipts may be more volatile than if such instruments were sponsored by the issuer.

–	Investments in Pooled Vehicles Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, and Schroder U.S. Opportunities Fund). A Fund may invest in other investment companies or pooled vehicles, including closed-end funds, trusts, and ETFs, that are advised by the Fund’s sub-adviser or its affiliates or by unaffiliated parties, to the extent permitted by applicable law. When investing in a closed-end investment company, a Fund may pay a premium above such investment company’s net asset value per share and when the shares are sold, the price received by the Fund may be at a discount to net asset value. As a shareholder in an investment company or pooled vehicle, a Fund, and indirectly that Fund’s shareholders would bear its ratable share of the investment company’s expenses, including advisory and administrative fees, and would at the same time continue to pay its own fees and expenses. Where an investment company or pooled investment vehicle offers multiple classes of shares or interests, the Fund will seek to invest in the class with the lowest expenses to a Fund, although there is no guarantee that it will do so. ETFs issue redeemable securities, but because these securities may only be redeemed in kind in significant amounts investors generally buy and sell shares in transactions on securities exchanges. Investments in other investment companies may be subject to investment limitations such as redemption fees. See “How to Sell Fund Shares – Redemption Fees” for more information.

–	Real Estate Investment Trust Risk. (Schroder International Diversified Value Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund). An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code, and to the risk of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

–	Over-the-Counter Risk. (Schroder U.S. Opportunities Fund and Schroder U.S. Small and Mid Cap Opportunities Fund). Securities traded in over-the-

counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which a Fund pays as part of the purchase price.

–	Equity Markets Risk. (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund). Although stocks may outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

–	Management Risk. (All Funds). Because the Funds are actively managed, each Fund’s investment return depends on the ability of its adviser or sub-adviser to manage its portfolio successfully. A Fund’s adviser or sub-adviser and its investment team will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. There is a risk that each Fund’s adviser or sub-adviser may be incorrect in its analysis of economic trends, countries, industries, companies, or other matters.

–	Frequent Trading/Portfolio Turnover Risk (Schroder U.S. Opportunities Fund, and Schroder Total Return Fixed Income Fund). The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund’s investments, particularly in periods of volatile market movements, in order to take advantage of what the Fund’s adviser or sub-adviser believes to be temporary disparities in normal yield relationships between securities. A change in the securities held by a Fund is known as “portfolio turnover.” Portfolio turnover generally involves some expense to a Fund, including bid-asked spreads, dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. During periods when a Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced. For the fiscal year ended October 31, 2007, the Funds had the following portfolio turnover rates: Schroder Emerging Market Equity Fund: 107%; Schroder International Alpha Fund: 112%; Schroder International Diversified Value Fund: 58%; Schroder North American Equity Fund: 38%; Schroder U.S. Opportunities Fund: 77%; Schroder U.S. Small and Mid Cap Opportunities Fund: 93%; and Schroder Total Return Fixed Income Fund: 464%. For Schroder Total Return Fixed Income Fund, the variation in its rate of turnover over the last two fiscal years is due to the nature of the Fund’s investments and market conditions. Consult your tax advisor regarding the effect of a fund’s portfolio turnover rate on your investments.

–	U.S. Government Securities Risk. (Schroder Total Return Fixed Income Fund). U.S. Government securities include a variety of securities that differ in their interest rates, maturities, and dates of issue. While securities issued or guaranteed by some agencies or instrumentalities of the U.S. Government (such as the Government National Mortgage Association) are supported by the full faith and credit of the United States, securities issued or guaranteed by certain other agencies or instrumentalities of the U.S. Government (such as Federal Home Loan Banks) are supported by the right of the issuer to borrow from the U.S. Government, and securities issued or guaranteed by certain other agencies and instrumentalities of the U.S. Government (such as Fannie Mae and Freddie Mac) are supported only by the credit of the issuer itself. Investments in these securities are also subject to interest rate risk (as described above under “Interest Rate Risk”), prepayment risk (as described above under “Mortgage and Asset-Backed Securities Risk”), extension risk (as described above under “Extension Risk”), and the risk that the value of the securities will fluctuate in response to political, market, or economic developments.

–	Valuation Risk (Schroder Total Return Fixed Income Fund). Due to the nature of some Fund investments and the market environment, a portion of a Fund’s assets may be valued by Schroders at fair value pursuant to guidelines established by the Board of Trustees. A Fund’s assets may be valued using prices provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. There can be no assurance that prices accurately reflect the price the Fund would receive upon sale of a security, and to the extent the Fund sells a security at a price lower than the price it has been using to value the security, its net asset value will be adversely affected. If a Fund has overvalued securities it holds, you may end up paying too much for the Fund’s shares when you buy into the Fund. If the Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell.

NON-PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES

In addition to the principal investment strategies described in the Principal Investment Strategies section above, each Fund may at times, but is not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that the Funds’ adviser or sub-adviser might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Funds’ adviser and sub-adviser.

–	Short Sales. A Fund may sell a security short when the Fund’s adviser or sub-adviser anticipates that the price of the security will decline. A Fund may make a profit or incur a loss depending on whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund “closes” the short position. A short position will result in a loss if the market price of the security in question increases between the date when the Fund enters into the short position and the date when the Fund closes the short position. Such a loss could theoretically be unlimited in a case where such Fund is unable, for whatever reason, to close out its short position. In addition, short positions may result in a loss if a portfolio strategy of which the short position is a part is otherwise unsuccessful.

–	Securities Loans and Repurchase Agreements. A Fund may lend portfolio securities to broker-dealers, and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. A Fund may enter into securities loans and repurchase agreements as a non-principal investment strategy, as a way to recognize additional current income on securities that it owns.

–	Temporary Defensive Strategies. At times, the Funds’ adviser or sub-adviser may judge that conditions in the securities markets make pursuing a Fund’s investment strategy inconsistent with the best interests of its shareholders. At such times, the Fund’s adviser or sub-adviser may, but is not required to, take temporary “defensive” positions that are inconsistent with a Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In implementing these defensive strategies, the Fund would invest in investment grade fixed income securities, cash or money market instruments to any extent the Fund’s adviser or sub-adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund would use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

–	Pricing. At times market conditions might make it hard to value some investments. If a Fund has valued securities it holds too high, you may end up paying too much for the Fund’s shares when you buy into a Fund. If a Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell. To the extent a Fund relies on a pricing service to value some or all of its portfolio securities, it is possible that the pricing information provided by the service will not reflect the actual price the Fund would receive upon a sale of the security.

–	Other Investments. A Fund may also invest in other types of securities and utilize a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please see the SAI for additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Funds.

–	Securities in Default. Securities that are in default are subject generally to the risks described above under “Principal Risks of Investing in the Fund – High-Yield/Junk Bonds Risk,” and which offer little or no prospect for the payment of the full amount of unpaid principal and interest.

–	Percentage Investment Limitations. Unless otherwise noted, all percentage limitations on Fund investments will apply at the time of investment, including the requirements that: Schroder Emerging Market Equity Fund normally invest at least 80% of its net assets in equity securities of companies the Fund’s sub-adviser considers to be “emerging market” issuers; Schroder International Alpha Fund normally invest at least 65% of its total assets in equity securities of companies the Fund’s adviser considers to be located outside of the United States; Schroder International Diversified Value Fund normally invest at least 65% of its net assets in equity securities of companies located in countries outside of the United States; Schroder North American Equity Fund normally invest at least 80% of its net assets in equity securities of companies organized and principally traded in, or with their principal places of business and principally traded in, North America; Schroder U.S. Opportunities Fund normally invest at least 80% of its net assets in securities of companies the Fund’s adviser considers to be located in the United States; Schroder U.S. Small and Mid Cap Opportunities Fund normally invest at least 80% of its net assets in companies considered by the Fund’s adviser at the time to be small or mid cap companies located in the United States; and Schroder Total Return Fixed Income Fund normally invest at least 80% of its net assets in fixed income obligations. An investment by a Fund would not be considered to violate a percentage limitation unless an excess or deficiency were to occur or exist immediately after and as a result of an investment. References in the discussion of the Funds’ investment policies above to 80% of a Fund’s net assets refer to that percentage of the aggregate of the Fund’s net assets and the amount, if any, of borrowings by a Fund for investment purposes.

–	Private Placements and Restricted Securities. A Fund may invest in securities that are purchased in private placements. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the Fund’s adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value. A Fund’s sale of such investments may also be restricted under securities laws. In the event that the Trustees, or persons designated by the Trustees, determine that a security is “readily marketable” pursuant to these procedures, and a Fund is not able to sell such security at the price that such persons anticipate, the Fund’s net asset value will decrease.

–	When-Issued, Delayed Delivery, and Forward Commitment Transactions. The Funds may purchase securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by a Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for a Fund and involve a risk of loss if the value of the securities declines prior to the settlement date.

MANAGEMENT OF THE FUNDS

Each Trust is governed by a Board of Trustees. The Board of Trustees of each Trust has retained Schroder Investment Management North America Inc. to serve as each Fund’s adviser and to manage the investments of each Fund. Subject to the control of the applicable Board of Trustees, Schroders also manages each Fund’s other affairs and business.

Schroder Investment Management North America Limited (“SIMNA Ltd.”), an affiliate of Schroders, serves as sub-adviser responsible for portfolio management of Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, and Schroder North American Equity Fund.

Schroders (itself and its predecessors) has been an investment manager since 1962, and serves as investment adviser to the Funds and as investment adviser to other mutual funds and a broad range of institutional investors. Schroders plc, Schroders’ ultimate parent, is a global asset management company with approximately $280.5 billion under management as of September 30, 2007. Schroders and its affiliates have clients that are major financial institutions including banks and insurance companies, public and private pension funds, endowments and foundations, high net worth individuals, financial intermediaries and retail investors. Schroders plc has one of the largest networks of offices of any dedicated asset management company and over 300 portfolio managers and analysts covering the world’s investment markets.

–	Management Fees. For the fiscal year ended October 31, 2007, each of the following Funds paid aggregate management fees, net of applicable expense limitations and/or fee waivers, for investment management and administration services to Schroders at the following annual rates (based on each Fund’s average daily net assets): Schroder Emerging Market Equity Fund: 0.05%; Schroder International Alpha Fund: 0.705%; Schroder North American Equity Fund: 0.25%; and Schroder U.S. Opportunities Fund: 1.00%. Each of Schroder International Diversified Value Fund, Schroder U.S. Small and Mid Cap Opportunities Fund, and Schroder Total Return Fixed Income Fund did not pay fees during the fiscal year ended October 31, 2007 due to expense limitations and/or fee waivers in effect during that period. As compensation for SIMNA Ltd.’s services as sub-adviser, Schroders pays to SIMNA Ltd. fifty percent of the investment advisory fees Schroders receives from each of Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, and Schroder North American Equity Fund. A discussion regarding the basis for the Trustees’ approval of the investment management agreements for the Funds is available in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2007.

–	Expense Limitations and Waivers. In order to limit the expenses of the Advisor Shares of certain Funds, the Funds’ adviser has contractually agreed through February 28, 2009 for Schroder U.S. Opportunities Fund and Schroder Total Return Fixed Income Fund, and through February 28, 2010 for Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund and Schroder U.S. Small and Mid Cap Opportunities Fund to pay or reimburse the applicable Fund for other Fund expenses to the extent that the Total Annual Fund Operating Expenses of a Fund (other than Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses, which may include typically non-recurring expenses such as, for example, organizational expenses, litigation expenses, and shareholder meeting expenses) allocable to each Fund’s Advisor Shares exceed the following annual rates (based on the average daily net assets attributable to each Fund’s Advisor Shares): Schroder Emerging Market Equity Fund: 1.50%; Schroder International Alpha Fund: 1.40%; Schroder International Diversified Value Fund: 1.40%; Schroder U.S. Opportunities Fund: 1.95%; Schroder U.S. Small and Mid Cap Opportunities Fund: 1.30%; and Schroder Total Return Fixed Income Fund: 0.65%.

–	Portfolio Management. The following portfolio managers at Schroders and SIMNA Ltd. have primary responsibility for making investment decisions for the respective Funds. For each of Schroder International Diversified Value Fund and Schroder North American Equity Fund, all investment decisions are made by a team of investment professionals at SIMNA Ltd. with the portfolio managers listed in the table below for that Fund having primary responsibility for making investment decisions for the Fund. Each portfolio manager’s recent professional experience is also shown. The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and each portfolio manager’s ownership of securities in the respective Fund.

FUND	NAME	TITLE	SINCE	RECENT PROFESSIONAL EXPERIENCE

Schroder Emerging Market Equity Fund	James Gotto	Portfolio Manager	Inception (March 31, 2006)	Mr. Gotto is a Portfolio Manager of SIMNA Ltd. He has been an employee of SIMNA Ltd. since 1991.
Schroder Emerging Market Equity Fund	Waj Hashmi, CFA	Portfolio Manager	Inception (March 31, 2006)	Mr. Hashmi is a Portfolio Manager of SIMNA Ltd. He has been an employee of SIMNA Ltd. since 2000.
Schroder Emerging Market Equity Fund	Robert Davy	Portfolio Manager	Inception (March 31, 2006)	Mr. Davy is a Portfolio Manager of SIMNA Ltd. He has been an employee of SIMNA Ltd. since 1986.
Schroder Emerging Market Equity Fund	Allan Conway	Head of Emerging Markets Equities	Inception (March 31, 2006)	Mr. Conway is Head of Emerging Markets Equities at SIMNA Ltd. He has been an employee of SIMNA Ltd. since 2004. Formerly, Head of Global Emerging Markets, West LB Asset Management and Chief Executive Officer of WestAM (UK) Ltd.
Schroder International Alpha Fund	Virginie Maisonneuve, CFA	Lead Portfolio Manager	March 2005	Ms. Maisonneuve is the Head of Schroders’ Europe, Australasia, Far East (EAFE) Team. She has been an employee of SIMNA Ltd. since 2004. Formerly, Co-Chief Investment Officer and Director, Clay Finlay.
Schroder International Alpha Fund	Matthew Dobbs	Portfolio Manager	2004	Mr. Dobbs is the Head of Global Small Cap Equities at Schroders and is a member of the Global/EAFE team. He has been an employee of Schroders since 1981.
Schroder International Diversified Value Fund and Schroder North American Equity Fund	Justin Abercrombie	Lead Portfolio Manager and Head of Quantitative Equity Products (“QEP”)	Inception (August 30, 2006) (Schroder International Diversified Value Fund) Inception (September 2003) (Schroder North American Equity Fund)	Mr. Abercrombie is the Lead Portfolio Manager and Head of QEP, SIMNA Ltd. He has been an employee of Schroders since 1996. Formerly, founding member of QEP, SIMNA Ltd.

FUND	NAME	TITLE	SINCE	RECENT PROFESSIONAL EXPERIENCE

Schroder North American Equity Fund	John Marsland, CFA	Senior Portfolio Manager and Quantitative Analyst	May 2006	Mr. Marsland is a Senior Portfolio Manager and Quantitative Analyst, SIMNA Ltd. He has been an employee of SIMNA Ltd. since May 2006. Formerly, Quantitative Fund Manager, WMG Advisors LLP from January 2005 to April 2006, Head of Risk Advisory, Commerzbank Securities from 2000 to November 2004.
Schroder U.S. Opportunities Fund and Schroder U.S. Small and Mid Cap Opportunities Fund	Jenny B. Jones	Lead Portfolio Manager	2003 (Schroder U.S. Opportunities Fund) Inception (March 31, 2006) (Schroder U.S. Small and Mid Cap Opportunities Fund)	Ms. Jones is Head of US Small and Mid Cap Equities of Schroders. She has been an employee of Schroders since 2003. Formerly, portfolio manager and Executive Director, Morgan Stanley Investment Advisors Inc.
Schroder Total Return Fixed Income Fund	Wesley A. Sparks, CFA	Portfolio Manager	Inception (December 2004)	Mr. Sparks is Head of US Taxable Fixed Income of Schroders. He has been an employee of Schroders since December, 2000. Formerly portfolio manager at Aeltus Investment Management.
Schroder Total Return Fixed Income Fund	David Harris	Portfolio Manager	Inception (December 2004)	Mr. Harris is Product Manager – US Fixed Income of Schroders. He has been an employee of Schroders since November 1992.
Schroder Total Return Fixed Income Fund	Chris Ames	Portfolio Manager	2008	Mr. Ames is an ABS Portfolio Manager, Fixed Income Group of Schroders, and specializes in managing asset-backed securities and mortgage-backed securities. Formerly, Portfolio Manager with Cheyne Capital from 2005-2007 and Head of ABS and CDO Research at BNP Paribas from 2002-2005. He has been an employee of Schroders since 2007.

FUND	NAME	TITLE	SINCE	RECENT PROFESSIONAL EXPERIENCE

Schroder Total Return Fixed Income Fund	Gregg T. Moore, CFA	Portfolio Manager	Inception (December 2004)	Mr. Moore is Fund Manager, Fixed Income of Schroders and has been an employee of Schroders since June 2001. Formerly, quantitative analyst at Aeltus Investment Management.
Schroder Total Return Fixed Income Fund	Ed Fitzpatrick	Portfolio Manager	2006	Mr. Fitzpatrick is Fund Manager, Fixed Income of Schroders. He has been an employee of Schroders since 2006. Formerly, a Vice President of Pershing LLC from 1999 to 2006.
Schroder Total Return Fixed Income Fund	Tony Hui	Portfolio Manager	2007	Mr. Hui is Fund Manager, Fixed Income of Schroders. Formerly, a Trader at UBS from 2002 to 2007. He has been an employee of Schroders since 2007.

HOW THE FUNDS’ SHARES ARE PRICED

Each Fund calculates the net asset value of its Advisor Shares by dividing the total value of its assets attributable to its Advisor Shares, less its liabilities attributable to those shares, by the number of Advisor Shares outstanding. Each Fund values its Advisor Shares as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern Time) each day the Exchange is open. The Trusts expect that days, other than weekend days, when the Exchange will not be open are New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Schroders, most nearly represent the market values of such securities. Securities for which market values are not readily available, or for which the Funds’ adviser believes the market value is unreliable (including, for example, certain foreign securities, thinly traded securities, initial public offerings, or when there is a particular event that may affect the value of a security), are valued by Schroders at their fair values pursuant to guidelines established by the Board of Trustees, and under the ultimate supervision of the Board of Trustees. Certain securities, such as various types of options (as described further below), are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries. It is possible that fair value prices will be used by a Fund to a significant extent. The value determined for an investment using the Funds’ fair value guidelines may differ from recent market prices for the investment. Reliable market quotations are not considered to be readily available for many bonds (excluding U.S. Treasury securities), certain preferred stocks, tax-exempt securities and certain foreign securities. Such securities are valued at fair value, generally on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Below investment grade debt instruments (“high yield debt”) and emerging market debt instruments will generally be valued at prices furnished by pricing services based on the mean of bid and asked prices supplied by brokers or dealers, although, if the bid-asked spread exceeds five points, that security will typically be valued at the bid price. Short-term fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, unless Schroders believes another valuation is more appropriate.

Unlisted securities for which market quotations are readily available generally are valued at the most recently reported sale prices on any day or, in the absence of a reported sale price, at mid-market prices. Options and futures contracts traded on a securities exchange or board of trade generally are valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price on the principal exchange where they are traded. Options and futures not traded on a securities exchange or board of trade for which over-the-counter market quotations are readily available are generally valued at the most recently reported mid-market price. Credit default and interest rate swaps are valued at the estimate of the mid-market price, together with other supporting information. Options on indices or ETF shares are valued at the closing mid-market price. If such prices are not available, unlisted securities and derivatives are valued by Schroders at their fair values based on quotations from dealers, and if such quotations are not available, based on factors in the markets where such securities and derivatives trade, such as security and bond prices, interest rates, and currency exchange rates.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends and other days when the Fund does not price its shares. As a result, the value of the Fund’s portfolio securities may change on days when the price of the Fund’s shares is not calculated. The price of the Fund’s shares will reflect any such changes when the price of the Fund’s shares is next calculated, which is the next day the Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, and Schroder Total Return Fixed Income Fund’s investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Schroders’ Fair Value Committee pursuant to guidelines established by the Board of Trustees, and under the ultimate supervision of the Board of Trustees. The net asset value of a Fund’s Investor Shares may differ from that of its Advisor Shares due to differences in the expenses of Investor Shares and Advisor Shares.

HOW TO BUY SHARES

You may purchase Advisor Shares of each Fund directly from the applicable Trust (through Schroder Fund Advisors Inc. (“SFA”), the distributor of the Trusts’ shares) or through the Fund’s transfer agent, Boston Financial Data Services, Inc. (“BFDS”), or through a service organization such as a bank, trust company, broker-dealer, or other financial organization (a “Service Organization”) having an arrangement with SFA. If you do not have a Service Organization, SFA can provide you with a list of available firms.

Your Service Organization is responsible for forwarding all of the necessary documentation to the applicable Trust, and may charge you separately for its services.

The purchase, redemption and exchange policies and fees charged by such Service Organizations may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees in addition to any fees charged by the Fund, and may set different minimums or limitations on buying, exchanging, or redeeming Advisor Shares. Please consult a representative of your Service Organization for further information.

If the Advisor Shares you purchase will be held in your own name (rather than the name of your Service Organization), your payment for the shares must be accompanied by a completed Account Application and payment by check or wire as described below. Account Applications for Advisor Shares may be obtained from BFDS, at the address provided below under “Purchases by Check,” from your Service Organization, or by calling the Schroder Mutual Funds at (800) 464-3108 (from outside the United States, please call (617) 483-5000 and ask to speak with a Schroder Mutual Funds representative). Acceptance of your order will be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.

Each Fund sells its Advisor Shares at their net asset value next determined after the applicable Fund, its transfer agent, BFDS, or another authorized broker or financial institution (as described below) receives your request in good order (meaning that the request meets the requirements set out below and in the Account Application, and otherwise meets the requirements implemented from time to time by the Funds’ transfer agent or the Fund). In order for you to receive a Fund’s next determined net asset value, the Fund, BFDS, the Service Organization, or the authorized broker or financial institution must receive your order before the close of trading on the Exchange (normally 4:00 p.m., Eastern Time). Each Trust reserves the right to reject any order to purchase Advisor Shares of any of its Funds. Each Trust generally expects to inform any persons that their purchase has been rejected within 24 hours.

Certain brokers or other financial institutions may accept purchase orders for Advisor Shares on behalf of the Funds. Such brokers or financial institutions may designate other intermediaries to accept purchase orders on behalf of the Funds. For purposes of pricing, a Fund will be deemed to have received a purchase order when an authorized broker or financial institution or, if applicable, a broker or financial institution’s authorized designee, receives the order. Agreements between such brokers or financial institutions and SFA, the Trusts’ distributor, provide that these orders will be priced at the Fund’s net asset value next determined after they are received by the broker or financial institution or authorized designee. Orders received in good order prior to the close of the Exchange on any day the Exchange is open for trading will receive the net asset value next determined as of the end of that day. Orders received after that time will receive the next day’s net asset value.

The minimum investments for initial and additional purchases of Advisor Shares of a Fund are as follows:

Initial Investment	Additional Investments

$2,500	$1,000

Each Trust may, in its sole discretion, waive these minimum initial or subsequent investment amounts for share purchases by: an employee of Schroders, any of its affiliates or a financial intermediary authorized to sell shares of a Fund, or such employee’s spouse or life partner, or children or step-children age 21 or younger; investment advisory clients of Schroders; and current or former Trustees. For share purchases made through certain fund networks or other financial intermediaries, the investment minimums associated with the policies and programs of the fund network or financial intermediary will apply.

Advisor Shares of the Funds are intended for purchase by investors making a minimum initial investment of $2,500 through a regular account or a traditional or Roth IRA account and purchasing through an investment intermediary. Investor Shares of the Funds, which have lower expenses, are offered through another prospectus and are intended for investors making a minimum initial investment of $250,000 and purchasing directly from the Fund. If you are making an investment of at least $250,000, you may want to discuss with your investment intermediary whether Investor Shares, rather than Advisor Shares, are appropriate for you.

The Funds do not issue share certificates.

Each Trust may suspend the offering of Advisor Shares of its Funds for any period of time. Each Trust may change any investment minimum from time to time.

Purchases by check.  You may purchase Advisor Shares of a Fund by mailing a check (in U.S. dollars) payable to the Fund. If you wish to purchase Advisor Shares of two or more Funds, make your check payable to Schroder Mutual Funds and include written instructions as to how the amount of your check should be allocated among the Funds whose shares you are purchasing. Schroder Mutual Funds will not accept third-party checks or starter checks. You should direct your check and your completed Account Application as follows:

REGULAR MAIL Schroder Mutual Funds P.O. Box 8507 Boston, MA 02266	OVERNIGHT OR EXPRESS MAIL Boston Financial Data Services, Inc. Attn: Schroder Mutual Funds 30 Dan Road Canton, MA 02021

For initial purchases, a completed Account Application must accompany your check.

Purchases by bank wire.  If you make your initial investment by wire, a completed Account Application must precede your order. Upon receipt of the Application, BFDS will assign you an account number. BFDS will process wire orders received prior to the close of trading on the Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading at the net asset value next determined as of the end of that day. BFDS will process wire orders received after that time at the net asset value next determined thereafter.

Once you have an account number, you may purchase Advisor Shares through your Service Organization or directly from the Fund by calling BFDS at (800) 464-3108 to give notice that you will send funds by wire, and obtain a wire reference number. (From outside the United States, please call (617) 483-5000 and ask to speak with a Schroder

Mutual Funds representative.) Please be sure to obtain a wire reference number. Instruct your bank to wire funds with the assigned reference number as follows:

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
ABA No.: 011000028
Attn: Schroder Mutual Funds
DDA No.: 9904-650-0
FBO: Account Registration

A/C:	Mutual Fund Account Number
Name of Fund

BFDS will not process your purchase until it receives the wired funds.

Automatic Purchases.  If you purchase Advisor Shares directly from the Trust and the shares are held in your own name, you can make regular investments of $100 or more per month or quarter in Advisor Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call (800) 464-3108. If you purchase Advisor Shares through a Service Organization, your firm may also provide automatic purchase options. Please contact your Service Organization for details.

Purchases in kind.  Investors may purchase Advisor Shares of a Fund for cash or in exchange for securities, subject to the determination by Schroders in its discretion that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroders will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If a Fund receives securities from an investor in exchange for Advisor Shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund’s gain for tax purposes would be calculated with regard to the investor’s tax basis), and in such cases the Fund’s holding period in those securities would include the investor’s holding period. Any gain on the sale of securities received in exchange for Advisor Shares of the Fund would be subject to distribution as capital gain to all of the Fund’s shareholders. (In some circumstances, receipt of securities from an investor in exchange for Advisor Shares of the Fund may be a taxable transaction to the investor, in which case the Fund’s tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) The Funds value securities accepted by Schroders in the same manner as are the Funds’ portfolio securities as of the time of the next determination of a Fund’s net asset value. Although the Funds seek to determine the fair value of securities contributed to a Fund, any valuation that does not reflect fair value may dilute the interests of the purchasing shareholder or the other shareholders of the Funds. All rights reflected in the market price of accepted securities at the time of valuation become the property of the Funds and must be delivered to the Funds upon receipt by the investor. Investors may realize a taxable gain or loss upon the exchange. Investors interested in purchases through exchange should telephone BFDS at (800) 464-3108, their Schroders client representative, or other financial intermediary.

Certain payments by Schroders or its affiliates.  SFA, Schroders, or their affiliates may, at their own expense and out of their own assets, provide compensation to financial intermediaries in connection with sales of Fund shares or shareholder servicing. In some instances, they may make this compensation available only to certain intermediaries who have sold or are expected to sell significant amounts of shares of a Fund. See “Payments to Financial Intermediaries.” If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information.

HOW TO SELL SHARES

When you may redeem.  You may sell your Advisor Shares back to a Fund on any day the Exchange is open either through your Service Organization or directly to the Fund. If your shares are held in the name of a Service Organization, you may only sell the shares through that Service Organization. The Service Organization may charge you a fee for its services. If you choose to sell your shares directly to the Fund, you may do so by sending a letter of instruction or stock power form to Schroder Mutual Funds, or by calling BFDS at (800) 464-3108. Redemption requests received in good order by Schroder Mutual Funds, BFDS, your Service Organization or another authorized broker or financial institution (as described below) prior to the close of the Exchange on any day the Exchange is open for trading will be priced at the net asset value next determined as of the end of that day. Orders received after that time will receive the next day’s net asset value. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor’s account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration. A bank, broker-dealer, or certain other financial institutions must guarantee the signature(s) of all account holders for any redemption request in excess of $50,000, or for any amount being sent to an address or bank account that is not registered on the account. The Stamp 2000 Medallion Guarantee is the only acceptable form of guarantee. An investor can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker-dealer that participates in one of the Medallion signature guarantee programs. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Telephone redemption proceeds will be sent only to you at an address on record with the Fund for at least 30 days. Unless otherwise agreed, you may only exercise the telephone redemption privilege to redeem shares worth not more than $50,000. Each Trust may require additional documentation from shareholders that are corporations, partnerships, agents, fiduciaries, surviving joint owners, those acting through powers of attorney, or similar delegation.

If you redeem shares through your Service Organization, your Service Organization is responsible for ensuring that BFDS receives your redemption request in proper form. If your Service Organization receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with your Service Organization; you may also instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your Service Organization’s or your own complete wiring instructions. Your Service Organization may charge you separately for this service.

Certain brokers or other financial institutions may accept redemption orders for Advisor Shares on behalf of the Funds. Such brokers or financial institutions may designate other intermediaries to accept redemption orders on behalf of the Funds. For purposes of pricing, a Fund will be deemed to have received a redemption order when an authorized broker or financial institution or, if applicable, a broker or financial institution’s authorized designee, receives the order. Agreements between such brokers or financial institutions and SFA, the Trusts’ distributor, provide that these orders will be priced at the Fund’s net asset value next determined after they are received by the broker or financial institution or authorized designee. Orders received in good order prior to the close of the Exchange on any day the Exchange is open for trading will receive the net asset value next determined as of the end of that day. Orders received after that time will receive the next day’s net asset value.

Each Trust will pay you for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in good order. Each Trust generally sends payment for shares on the business day after a request is received. In case of emergencies, each Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. If you paid for your Advisor Shares by check, the Trust will not send you your redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 15 calendar days from the purchase date.

Brokers or other agents may charge investors a fee for effecting transactions in shares of a Fund, in addition to any fees a Fund charges.

Involuntary redemptions.  If, because of your redemptions, your account balance for any of the Funds falls below a minimum amount set by the Trustees (presently $2,000), a Trust may choose to redeem your Advisor Shares in the Funds and pay you for them. You will receive at least 30 days’ written notice before the Trust redeems your Advisor Shares, and you may purchase additional Advisor Shares at any time to avoid a redemption. Each Trust may also redeem Advisor Shares if you own shares of the Funds above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Suspension.  Each Trust may suspend the right of redemption of a Fund or postpone payment by a Fund during any period when: (1) trading on the Exchange is restricted, as determined by the Securities and Exchange Commission (“SEC”), or the Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists, making disposal of portfolio investments or determination of a Fund’s net asset value not reasonably practicable.

Redemptions in kind.  The Trusts do not expect to redeem Advisor Shares in kind under normal circumstances. If a Trust redeems your Advisor Shares in kind, you should expect to incur brokerage expenses and other transaction costs upon the disposition of the securities you receive from the Fund. In addition, the price of those securities may change between the time when you receive the securities and the time when you are able to dispose of them. Schroder Capital Funds (Delaware) has agreed to redeem Advisor Shares of Schroder International Alpha Fund and Schroder U.S. Opportunities Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets attributable to Advisor Shares during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, Schroder Capital Funds (Delaware) may pay any redemption proceeds exceeding this amount for any of these Funds in whole or in part by a distribution in kind of securities held by the applicable Fund in lieu of cash. Schroder Global Series Trust and Schroder Series Trust may pay redemption proceeds in any amount with respect to Schroder Emerging Market Equity Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Small and Mid Cap Opportunities Fund, or Schroder Total

Return Fixed Income Fund in whole or in part by a distribution in kind of liquid securities held by the applicable Fund in lieu of cash.

General.  If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each signature, by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. For more details, please contact BFDS at (800) 464-3108, your Schroders client representative or your financial intermediary. Each Trust may require corporations, fiduciaries, and other types of shareholders to supply additional documents which support their authority to effect a redemption. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, BFDS will follow reasonable procedures to confirm that telephone instructions are genuine. BFDS and the Trusts generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but the applicable party or parties may be liable if they do not follow these procedures.

Redemption fee.  Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund each imposes a 2.00% redemption fee on shares redeemed (including in connection with an exchange) two months or less from their date of purchase. The fee is not a sales charge (load); it is paid directly to the Fund. The purpose of the redemption fee is principally to discourage market timing, and also to help defray costs incurred by a Fund in connection with short-term trading by investors in its shares.

To the extent that the redemption fee applies, the price you will receive when you redeem your shares of a Fund is the net asset value next determined after receipt of your redemption request in good order, minus the redemption fee. The Funds permit exceptions to the redemption fee policy for the following transactions:

–	to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly, or, if more frequent, was the result of an extraordinary change in the management or operation of the wrap program leading to a revised investment model that is applied across all applicable accounts in the wrap program;

–	to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, redemptions or exchanges by a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;

–	to the extent the exception is requested by a financial intermediary and the intermediary agrees to administer the exception uniformly among similarly-affected clients, the following transactions in participant-directed retirement plans:

–	where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, and loan repayments);

–	redemptions made in connection with taking out a loan from the plan;

–	redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders;

–	redemptions made as part of a systematic withdrawal plan;

–	redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan;

–	redemptions made in connection with a participant’s termination of employment; and

–	redemptions made as part of a periodic rebalancing under an asset allocation model.

–	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in a Fund;

–	redemptions of shares acquired through the reinvestment of dividends or distributions paid by a Fund;

–	redemptions and exchanges effected by other mutual funds (e.g., funds of funds) that are sponsored by Schroders or its affiliates;

–	to the extent a Fund is used as a qualified default investment alternative under the Employee Retirement Income Security Act of 1974 for certain 401(k) plans; and

–	otherwise as the officers of Schroders or the applicable Trust may determine is appropriate after consideration of the purpose of the transaction and the potential impact to the Funds.

The application of the redemption fee and exceptions may vary among intermediaries, and certain intermediaries may not apply the exceptions listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the redemption fee will be applied to redemptions of your shares.

For purposes of computing the redemption fee, redemptions by a shareholder to which the fee applies will be deemed to have been made on a first-purchased, first-redeemed basis.

EXCHANGES

You can exchange your Advisor Shares of a Fund for Advisor Shares of other funds in the Schroder family of funds offered in this Prospectus at any time at their respective net asset values. An exchange of shares of Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund may be subject to a redemption fee of 2.00% as described above under “Redemption Fee” (such that the exchange would be made at net asset value minus any redemption fee). The Trusts would treat the exchange as a sale of your Advisor Shares, and any gain on the exchange will generally be subject to tax. For a listing of the Schroder funds available for exchange and to exchange Advisor Shares, please call (800) 464-3108. (From outside the United States, please call (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.) In order to exchange shares by telephone, you must complete the appropriate section of the Account Application. The Trusts and Schroders reserve the right to change or suspend the exchange privilege at any time. Schroders would notify shareholders of any such change or suspension.

ADDITIONAL INFORMATION ABOUT ADVISOR SHARES;
DISTRIBUTION PLANS

Each Trust sells Advisor Shares of the Fund at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the applicable Fund. You also receive the full value of your Advisor Shares when you sell them back to the Fund, without any deferred sales charge.

Distribution plans.  Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that allows the Fund to pay distribution and other fees with respect to its Advisor Shares. Under the Distribution Plan, a Fund may make payments at an annual rate of up to 0.25% (0.35% for Schroder North American Equity Fund) of the average daily net assets attributable to its Advisor Shares to compensate the distributor for distribution services and certain shareholder services with respect to the Fund’s Advisor Shares.

Because the fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in Advisor Shares of a Fund and may cost you more than paying other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

Schroder Total Return Fixed Income Fund declares dividends from net investment income daily and distributes these dividends monthly. Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder North American Equity Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund each declare dividends from net investment income and distribute these dividends annually. All Funds distribute any net realized capital gain at least annually. All Funds make distributions from net capital gain after applying any available capital loss carryovers.

Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends through the date of redemption.

You can choose from four distribution options:

–	Reinvest all distributions in additional Advisor Shares of your Fund;

–	Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Advisor Shares of your Fund;

–	For each Fund except Schroder North American Equity Fund, receive distributions from net investment income in additional Advisor Shares of your Fund while receiving capital gain distributions in cash; or

–	Receive all distributions in cash.

You can change your distribution option by notifying BFDS in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in Advisor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

If correspondence to a shareholder’s address of record is returned, then, unless BFDS determines the shareholder’s new address, BFDS will reinvest dividends and other distributions returned to it in the applicable Fund(s), and if the correspondence included checks, the checks will be canceled and re-deposited to the shareholder’s account at then-current net asset value.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Excessive trading can hurt Fund performance, operations, and shareholders. The Board of Trustees of each of the Funds has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Each Fund discourages, and does not accommodate, frequent purchases and redemptions of the Fund’s shares to the extent Schroders believes that such trading is harmful to a Fund’s shareholders, although a Fund will not necessarily prevent all frequent trading in its shares. Each Fund reserves the right, in its discretion, to reject any purchase, in whole or in part (including, without limitation, purchases by persons whose trading activity Schroders believes could be harmful to the Fund). Each Trust or Schroders may also limit the amount or number of exchanges or reject any purchase by exchange if the Trust or Schroders believes that the investor in question is engaged in “market timing activities” or similar activities that may be harmful to a Fund or its shareholders, although the Trusts and Schroders have not established any maximum amount or number of such exchanges that may occur in any period. Each Trust generally expects to inform any persons that their purchase has been rejected within 24 hours. In addition, the Boards of Trustees of Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, Schroder U.S. Opportunities Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund have established a 2.00% redemption fee for shares of these Funds held for two months or less from their date of purchase. See “How to Sell Shares – Redemption Fee” for further information. The ability of Schroders to monitor trades that are placed through omnibus or other nominee accounts is limited in those instances in which the broker, retirement plan administrator, or fee-based program sponsor does not provide complete information to Schroders regarding underlying beneficial owners of Fund shares. Each Trust or its distributor may enter into written agreements with financial intermediaries who hold omnibus accounts that require the intermediaries to provide certain information to the Trust regarding shareholders who hold shares through such accounts and to restrict or prohibit trading in Fund shares by shareholders identified by the Trust as having engaged in trades that violate the Trusts’ “market timing” policies. Each Trust or Schroders may take any steps they consider appropriate in respect of frequent trading in omnibus accounts, including seeking additional information from the holder of the omnibus account or potentially closing the omnibus account (although there can be no assurance that the Trust or Schroders would do so). Please see the applicable SAI for additional information on frequent purchases and redemptions of Fund shares. There can be no assurance that the Funds or Schroders will identify all harmful purchase or redemption activity, or market timing or similar activities, affecting the Funds, or that the Funds or Schroders will be successful in limiting or eliminating such activities.

PAYMENTS TO FINANCIAL INTERMEDIARIES

SFA, the Funds’ distributor, Schroders, or any of their affiliates, may, from time to time, make payments to financial intermediaries for sub-administration, sub-transfer agency, or other shareholder services or distribution, out of their own resources and without additional cost to a Fund or its shareholders. For Advisor Shares, these payments may be in addition to payments made with 12b-1 fees or sales loads. Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. These financial intermediaries may include, among others, brokers, financial planners or advisers, banks (including bank trust departments), retirement plan and qualified tuition program administrators, third-party administrators, and insurance companies.

In some cases, a financial intermediary may hold its clients’ shares of the Funds in nominee or street name. Financial intermediaries may provide shareholder services, which may include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual and semiannual reports, shareholder notices, and other SEC-required communications; processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SFA, Schroders, or their affiliates to an intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid by SFA, Schroders, or their affiliates to different financial intermediaries for distribution and/or shareholder services varies. In most cases, the compensation is paid at an annual rate ranging up to 0.40% (0.00% to 0.40%) of the value of the financial intermediary’s clients’ investments in the Funds.

SFA or its affiliates, at their own expense and out of their own assets, also may provide other compensation to financial intermediaries in connection with conferences, sales, or training programs for employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, the compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Intermediaries that are registered broker-dealers may not use sales of Fund shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority (“FINRA”).

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. A financial intermediary could also have an incentive to recommend a particular Fund or share class. Please speak with your financial intermediary to learn more about the total amounts paid to your financial intermediary and his or her firm by SFA and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

TAXES

Taxes on dividends and distributions. For federal income tax purposes, distributions of investment income are taxed as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund has held for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less and gains on the sale of bonds characterized as a market discount sale will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Schroder Total Return Fixed Income Fund does not expect a significant portion of its distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

A Fund’s investment in certain debt obligations and derivative contracts may cause the Fund to recognize taxable income in excess of the cash generated by such obligations or contracts. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

In general, dividends (other than capital gain dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”), are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Funds beginning before January 1, 2008, the Funds generally will not be required to withhold any amounts with respect to distributions of (i) U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Funds. Legislation to extend this provision one year was proposed in 2007 and is still pending; whether it will be enacted is unclear.

Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011.

Taxes when you sell, redeem or exchange your shares. Any gain resulting from a redemption, sale or exchange (including an exchange for shares of another fund) of your shares in a Fund will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you have owned your shares.

Foreign taxes. A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s return on those securities would be decreased. Shareholders of Schroders Funds that invest more than 50% of their assets in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of other Schroders funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions.

Derivatives. A Fund’s use of derivatives may affect the amount, timing, and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Consult your tax advisor about other possible tax consequences. This is a summary of certain U.S. federal income tax consequences of investing in the Funds. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local and foreign tax consequences of investing in the Funds.

DISCLOSURES OF FUND PORTFOLIO INFORMATION

Please see the Funds’ SAI for a description of the Funds’ policies and procedures regarding the persons to whom the Funds or Schroders may disclose a Fund’s portfolio securities positions, and under which circumstances.

FINANCIAL HIGHLIGHTS

The financial highlights below are intended to help you understand the financial performance of each of the Funds for the past five years or, if more recent, since their inception. Certain information reflects financial results for a single Fund share. The total returns represent the total return for an investment in Advisor Shares of a Fund, assuming reinvestment of all dividends and distributions.

For all periods through the fiscal year ended October 31, 2007, the financial highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accountant to the Funds. The audited financial statements for the Funds and the related independent registered public accountant’s report are contained in the Funds’ combined Annual Report and are incorporated by reference into the Funds’ SAI. Copies of the Annual Report may be obtained without charge by writing the Funds at P.O. Box 8507, Boston, Massachusetts 02266, or by calling (800) 464-3108. The Funds’ Annual Report is also available on the following website: www.schroderfunds.com.

Financial Highlights
Selected Per Share Data and Ratios for a Share Outstanding
Through the Period Ended October 31

	Net Asset						Dividends
	Value,			Net Realized		Total From	From Net	Distributions	Distributions
	Beginning	Net Investment		and Unrealized		Investment	Investment	From Net	From Return of
	of Period	Income (Loss)		Gains (Losses)		Operations	Income	Realized Gain	Capital
Emerging Market Equity Fund
2007	$10.53	$0.02		$7.34		$7.36	$(0.03)	$—	$—
2006(b)	10.00	0.04		0.49		0.53	—	—	—
International Alpha Fund
2007	$10.64	$0.07	(1)	$2.77	†	$2.84	$(0.08)	$—	$—
2006(c)	10.23	—	(f)	0.41	†	0.41	—	—	—
International Diversified Value Fund
2007	$10.53	$0.43		$2.83	†	$3.26	$(0.11)	$(0.06)	$—
2006(d)	10.00	0.04		0.49		0.53	—	—	—
North American Equity Fund
2007	$12.61	$0.19		$1.56		$1.75	$(0.25)	$(0.63)	$—
2006(b)	11.84	0.22		0.55		0.77	—	—	—
U.S. Opportunities Fund
2007	$23.04	$(0.04	)(1)	$4.30	††	$4.26	$—	$(1.98)	$—
2006(c)	22.21	—	(f)	0.83		0.83	—	—	—
U.S. Small and Mid Cap Opportunities Fund
2007	$10.23	$(0.05	)(1)	$2.35	†	$2.30	$—	$—	$—
2006(b)	10.00	—	(f)	0.23		0.23	—	—	$—
Total Return Fixed Income Fund
2007	$9.82	$0.47		$(0.04)		$0.43	$(0.46)	$—	$—
2006	9.85	0.44		—		0.44	(0.45)	(0.02)	—
2005(e)	10.00	0.28		(0.15)		0.13	(0.28)	—	—

				Ratio of	Ratio of	Ratio of Net
				Expenses to	Expenses to	Investment
				Average Net	Average Net	Income (Loss) to
				Assets	Assets	Average Net
				(Including Waivers,	(Excluding	Assets (Including
	Net Asset		Net Assets,	Reimburse-	Waivers,	Waivers,
	Value, End	Total	End of Period	ments and	Reimbursements	Reimbursements	Portfolio
Total Distributions	of Period	Return(a)	(000)	excluding Offsets)	and Offsets)	and Offsets)	Turnover Rate

$(0.03)	$17.86	70.09%	$2,594	2.00%	2.95%	0.08%	107%
—	10.53	5.30	1,053	2.12 *	5.10	0.71	49

$(0.08)	$13.40	26.92%	$28,308	1.50%	1.77%	0.60%	112%
—	10.64	4.01	21,481	1.50	2.43	(0.03)	76

$(0.17)	$13.62	31.31%	$1,660	1.50%	4.12%	2.76%	58%
—	10.53	5.30	1,053	1.50	8.86	2.05	7

$(0.88)	$13.48	14.66%	$133	0.68%	0.68%	1.41%	38%
—	12.61	6.50	107	0.68	0.68	1.17	51

$(1.98)	$25.32	19.76%	$5,910	1.50%	1.50%	(0.17)%	77%
—	23.04	3.74	667	1.68	1.68	(0.31)	101

$—	$12.53	22.48%	$1,420	1.65%	3.37%	(0.45)%	93%
—	10.23	2.30	512	1.79 **	6.89	(0.33)	46

$(0.46)	$9.79	4.53%	$852	0.65%	1.48%	4.73%	464%
(0.47)	9.82	4.56	1,060	0.65	2.37	4.59	295
(0.28)	9.85	1.30	1,013	0.65	3.30	3.35	571
*  Had custody offsets been included the ratio would have been 2.00%.

**  Had custody offsets been included the ratio would have been 1.64%.

†  Includes redemption fees. Amount less than $0.01 per share.

††  Includes redemption fees of $0.01 per share.

(1)  Per share net investment income (loss) calculated using average shares.

(a)  Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown. Total return calculations for a period of less than one year are not annualized.

(b)  Commenced operations on March 31, 2006. All ratios for the period have been annualized, except for the Total Return and the Portfolio Turnover Rate.

(c)  Commenced operations on May 15, 2006. All ratios for the period have been annualized, except for the Total Return and the Portfolio Turnover Rate.

(d)  Commenced operations on August 30, 2006. All ratios for the period have been annualized, except for the Total Return and the Portfolio Turnover Rate.

(e)  Commenced operations on December 31, 2004. All ratios for the period have been annualized, except for the Total Return and the Portfolio Turnover Rate.

(f) Amount was less than $0.01 per share.

USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation. If a Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their net asset values at the time of the redemption.

INVESTMENT MANAGER
Schroder Investment Management North America Inc.
875 Third Avenue
New York, New York 10022

INVESTMENT SUB-ADVISER
SCHRODER EMERGING MARKET EQUITY FUND, SCHRODER
INTERNATIONAL ALPHA FUND, SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND, AND
SCHRODER NORTH AMERICAN EQUITY FUND
Schroder Investment Management North America Limited
31 Gresham Street
London EC2V 7QA

ADMINISTRATOR
SCHRODER EMERGING MARKET EQUITY FUND, SCHRODER INTERNATIONAL
DIVERSIFIED VALUE FUND, SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND,
AND SCHRODER TOTAL RETURN FIXED INCOME FUND
SEI Investments Global Funds Services
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

ADMINISTRATOR
SCHRODER NORTH AMERICAN EQUITY FUND
Schroder Fund Advisors, Inc.
875 Third Avenue
New York, New York 10022

SUB-ADMINISTRATOR
SCHRODER INTERNATIONAL ALPHA FUND, SCHRODER NORTH AMERICAN EQUITY FUND, AND
SCHRODER U.S. OPPORTUNITIES FUND
SEI Investments Global Funds Services
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

CUSTODIAN
J.P. Morgan Chase Bank
270 Park Avenue
New York, New York 10017

DISTRIBUTOR
Schroder Fund Advisors Inc.
875 Third Avenue
New York, New York 10022

TRANSFER AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

COUNSEL
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1700
2001 Market Street
Philadelphia, Pennsylvania 19103

SCHRODER CAPITAL FUNDS (DELAWARE)
Schroder International Alpha Fund
Schroder U.S. Opportunities Fund

SCHRODER SERIES TRUST
Schroder Emerging Market Equity Fund
Schroder International Diversified Value Fund
Schroder U.S. Small and Mid Cap Opportunities Fund
Schroder Total Return Fixed Income Fund

SCHRODER GLOBAL SERIES TRUST
Schroder North American Equity Fund

The Funds have a Statement of Additional Information (“SAI”) and annual report to shareholders which contain additional information about the Funds. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. The SAI and the financial statements included in the Funds’ most recent annual reports to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. You may get free copies of these materials, request other information about the Funds, or make shareholder inquiries by calling (800) 464-3108. From outside the United States, please call (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds. The Funds’ SAI and annual report are also available on the following website: www.schroderfunds.com.

You may review and copy information about each Fund, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about each Fund on the Commission’s Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the Trusts’ file number under the Investment Company Act, which are: Schroder Capital Funds (Delaware): 811-1911; Schroder Series Trust: 811-7840; and Schroder Global Series Trust: 811-21364.

SCHRODER CAPITAL FUNDS (DELAWARE)
SCHRODER SERIES TRUST
SCHRODER GLOBAL SERIES TRUST
875 Third Avenue
New York, New York 10022
(800) 464-3108

File No. 811-1911 – Schroder Capital Funds (Delaware)
File No. 811-7840 – Schroder Series Trust
File No. 811-21364 – Schroder Global Series Trust

PRO-ADVISOR
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